Schedule of Investments (unaudited)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$95	$75,169
4.65%, 10/01/28 (Call 07/01/28)	170	162,765
4.75%, 03/30/30 (Call 12/30/29)	140	132,450
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	80	66,641
2.60%, 08/01/31 (Call 05/01/31)	185	153,516
4.20%, 06/01/30 (Call 03/01/30)	95	89,002
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	343	330,309
3.65%, 11/01/24 (Call 08/01/24)	165	161,081
WPP Finance 2010, 3.75%, 09/19/24	145	140,122
		1,311,055
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.43%, 02/04/24 (Call 12/12/22)	515	491,372
2.20%, 02/04/26 (Call 02/04/23)	1,055	957,898
2.25%, 06/15/26 (Call 03/15/26)	85	76,771
2.60%, 10/30/25 (Call 07/30/25)	70	65,185
2.70%, 02/01/27 (Call 12/01/26)	260	235,160
2.75%, 02/01/26 (Call 01/01/26)	110	102,105
2.80%, 03/01/24 (Call 02/01/24)	20	19,398
2.80%, 03/01/27 (Call 12/01/26)	125	113,523
2.85%, 10/30/24 (Call 07/30/24)	123	118,130
2.95%, 02/01/30 (Call 11/01/29)	195	165,723
3.10%, 05/01/26 (Call 03/01/26)	125	117,046
3.20%, 03/01/29 (Call 12/01/28)	248	218,823
3.25%, 03/01/28 (Call 12/01/27)	115	102,696
3.45%, 11/01/28 (Call 08/01/28)	95	85,320
3.63%, 02/01/31 (Call 11/01/30)	205	180,789
4.88%, 05/01/25 (Call 04/01/25)	689	682,579
5.04%, 05/01/27 (Call 03/01/27)	380	376,519
5.15%, 05/01/30 (Call 02/01/30)	818	798,049
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	165	147,324
2.13%, 08/15/26 (Call 05/15/26)	160	147,310
2.25%, 06/01/31 (Call 03/01/31)	45	38,269
2.38%, 11/15/24 (Call 09/15/24)	60	57,394
2.63%, 11/15/27 (Call 08/15/27)	211	193,189
3.25%, 04/01/25 (Call 03/01/25)	231	224,507
3.50%, 05/15/25 (Call 03/15/25)	220	215,362
3.50%, 04/01/27 (Call 02/01/27)	235	226,119
3.63%, 04/01/30 (Call 01/01/30)	212	200,414
3.75%, 05/15/28 (Call 02/15/28)	195	187,364
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	125	97,429
2.90%, 12/15/29 (Call 09/15/29)	70	60,280
3.83%, 04/27/25 (Call 01/27/25)	230	224,986
3.85%, 12/15/26 (Call 09/15/26)	220	211,594
3.95%, 05/28/24 (Call 02/28/24)	145	142,623
4.40%, 06/15/28 (Call 03/15/28)	305	295,880
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	35	28,946
3.55%, 01/15/26 (Call 10/15/25)	264	258,071
3.90%, 06/15/32 (Call 03/15/32)	180	171,470
4.95%, 10/15/25	70	70,860
5.10%, 11/15/27	90	92,584
5.25%, 01/15/33	110	114,660
	Par
Security	(000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	$277	$266,374
3.20%, 02/01/27 (Call 11/01/26)	209	196,907
3.25%, 01/15/28 (Call 10/15/27)	350	325,272
4.40%, 05/01/30 (Call 02/01/30)	200	196,048
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	145	115,577
2.25%, 07/01/30 (Call 04/01/30)	310	260,896
2.38%, 03/15/32 (Call 12/15/31)	170	139,429
2.65%, 11/01/26 (Call 08/01/26)	35	32,474
3.13%, 05/04/27 (Call 02/04/27)	229	214,873
3.20%, 03/15/24 (Call 01/15/24)	175	171,647
3.50%, 03/15/27 (Call 12/15/26)	370	353,787
3.70%, 12/15/23 (Call 09/15/23)	107	105,979
3.95%, 08/16/25 (Call 06/16/25)	397	389,921
4.13%, 11/16/28 (Call 08/16/28)	535	518,329
7.20%, 08/15/27	5	5,549
7.50%, 09/15/29	10	11,457
		11,618,240
Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	300	282,192
2.45%, 02/04/32 (Call 11/04/31)	390	296,338
2.63%, 09/16/26 (Call 06/16/26)(a)	198	182,077
3.40%, 05/06/30 (Call 02/06/30)	125	107,785
4.00%, 01/31/24	85	84,020
4.40%, 02/14/26 (Call 12/14/25)(a)	135	132,816
4.80%, 02/14/29 (Call 11/14/28)	206	198,125
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	318	296,045
2.90%, 03/01/32 (Call 12/01/31)	60	52,204
3.25%, 03/27/30 (Call 12/27/29)	120	109,528
5.94%, 10/01/32	100	109,209
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	325	272,623
2.73%, 03/25/31 (Call 12/25/30)	310	244,835
2.79%, 09/06/24 (Call 08/06/24)	245	234,347
3.22%, 08/15/24 (Call 06/15/24)	608	586,410
3.22%, 09/06/26 (Call 07/06/26)	166	154,118
3.46%, 09/06/29 (Call 06/06/29)	160	137,680
3.56%, 08/15/27 (Call 05/15/27)	634	578,386
4.70%, 04/02/27 (Call 02/02/27)	85	82,113
4.74%, 03/16/32 (Call 12/16/31)	131	117,962
4.91%, 04/02/30 (Call 01/02/30)	180	166,997
7.75%, 10/19/32 (Call 07/19/32)	145	159,583
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	290	257,137
4.45%, 03/16/28 (Call 02/16/28)	150	139,794
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	250	228,610
2.75%, 05/14/31 (Call 02/14/31)	205	170,250
3.25%, 08/15/26 (Call 05/15/26)	95	89,051
3.75%, 09/25/27 (Call 06/25/27)	157	147,476
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	95	83,648
1.50%, 05/01/25 (Call 04/01/25)	256	236,884
1.75%, 11/01/30 (Call 08/01/30)	150	117,558
2.10%, 05/01/30 (Call 02/01/30)	170	138,001
2.75%, 02/25/26 (Call 11/25/25)	180	169,421
2.88%, 05/01/24 (Call 04/01/24)	215	208,838

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Agriculture (continued)
3.13%, 08/17/27 (Call 05/17/27)	$105	$97,374
3.13%, 03/02/28 (Call 12/02/27)(a)	155	140,751
3.25%, 11/10/24	123	118,870
3.38%, 08/11/25 (Call 05/11/25)	185	177,596
3.38%, 08/15/29 (Call 05/15/29)	196	176,327
5.00%, 11/17/25	150	149,397
5.13%, 11/15/24	150	150,088
5.13%, 11/17/27	150	150,340
5.63%, 11/17/29 (Call 09/17/29)	120	122,011
5.75%, 11/17/32	280	288,397
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	489	481,054
		8,624,266
Airlines — 0.1%
American Airlines 2015-2 Class AA Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 03/22/29	41	37,305
American Airlines 2016-1 Class AA Pass Through Trust,
Series 2016-1, Class AA, 3.58%, 07/15/29	43	38,355
American Airlines 2016-2 Class AA Pass Through Trust,
Series 2016-2, Class AA, 3.20%, 12/15/29	156	135,913
American Airlines 2016-3 Class AA Pass Through Trust,
Series 2016-3, Class AA, 3.00%, 04/15/30	50	43,616
American Airlines 2017-1 Class AA Pass Through Trust,
Series 2017-1, Class AA, 3.65%, 08/15/30	18	16,337
American Airlines 2017-2 Class AA Pass Through Trust,
Series 2017-2, Class AA, 3.35%, 04/15/31	189	165,110
Continental Airlines Pass Through Trust, Series 2012-2,
Class A, 4.00%, 04/29/26	72	68,204
Delta Air Lines Pass Through Trust, Series 2019-1,
Class AA, 3.20%, 10/25/25	20	19,221
JetBlue Pass Through Trust, Series 1A, Class A, 4.00%,
05/15/34	174	154,020
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	165	137,704
3.00%, 11/15/26 (Call 08/15/26)	110	101,594
3.45%, 11/16/27 (Call 08/16/27)	30	27,779
5.13%, 06/15/27 (Call 04/15/27)	283	285,454
5.25%, 05/04/25 (Call 04/04/25)	105	105,626
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	154	142,476
Series 2014-1, Class A, 4.00%, 10/11/27	29	27,102
Series 2014-2, Class A, 3.75%, 03/03/28	207	188,566
Series 2016-1, Class AA, 3.10%, 01/07/30	63	55,335
Series 2016-2, Class AA, 2.88%, 04/07/30	22	18,589
Series 2018-1, Class AA, 3.50%, 09/01/31	28	23,834
Series 2019, Class AA, 4.15%, 02/25/33	35	31,087
Series 2020-1, Class A, 5.88%, 04/15/29	514	503,644
		2,326,871
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	310	288,464
2.40%, 03/27/25 (Call 02/27/25)	58	55,600
2.75%, 03/27/27 (Call 01/27/27)	223	209,694
2.85%, 03/27/30 (Call 12/27/29)	344	309,910
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	185	179,381
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	80	69,941
3.75%, 09/15/25 (Call 07/15/25)	105	102,692
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	45	34,840
4.13%, 07/15/27 (Call 04/15/27)	92	85,580
4.25%, 04/01/25 (Call 01/01/25)	10	9,788
	Par
Security	(000)	Value

Apparel (continued)
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	$105	$98,677
2.80%, 04/23/27 (Call 02/23/27)	135	123,116
2.95%, 04/23/30 (Call 01/23/30)	155	130,220
		1,697,903
Auto Manufacturers — 0.6%
American Honda Finance Corp.
0.55%, 07/12/24	240	223,990
0.75%, 08/09/24	30	28,058
1.00%, 09/10/25	40	36,228
1.20%, 07/08/25	90	82,360
1.30%, 09/09/26	170	150,907
1.50%, 01/13/25	105	98,466
1.80%, 01/13/31	35	28,091
2.00%, 03/24/28	115	99,849
2.15%, 09/10/24	43	41,063
2.25%, 01/12/29	125	108,344
2.30%, 09/09/26	200	182,998
2.35%, 01/08/27	210	191,530
2.40%, 06/27/24	116	111,669
2.90%, 02/16/24	157	153,240
3.50%, 02/15/28	210	197,389
3.55%, 01/12/24	210	207,115
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	10	9,031
1.50%, 09/01/30 (Call 06/01/30)	180	144,041
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	125	119,077
5.00%, 10/01/28 (Call 07/01/28)	282	271,397
5.40%, 10/15/29 (Call 08/15/29)	165	159,491
5.60%, 10/15/32 (Call 07/15/32)	225	216,250
6.13%, 10/01/25 (Call 09/01/25)	393	398,423
6.80%, 10/01/27 (Call 08/01/27)	115	120,794
General Motors Financial Co. Inc.
1.20%, 10/15/24	105	96,997
1.25%, 01/08/26 (Call 12/08/25)	130	114,117
1.50%, 06/10/26 (Call 05/10/26)	140	121,534
2.35%, 02/26/27 (Call 01/26/27)	100	88,072
2.35%, 01/08/31 (Call 10/08/30)	211	163,341
2.40%, 04/10/28 (Call 02/10/28)	165	139,697
2.40%, 10/15/28 (Call 08/15/28)	190	158,498
2.70%, 08/20/27 (Call 06/20/27)	35	30,842
2.70%, 06/10/31 (Call 03/10/31)	160	125,867
2.75%, 06/20/25 (Call 05/20/25)	420	394,972
2.90%, 02/26/25 (Call 01/26/25)	388	366,582
3.10%, 01/12/32 (Call 10/12/31)	240	193,056
3.50%, 11/07/24 (Call 09/07/24)	345	333,035
3.60%, 06/21/30 (Call 03/21/30)	231	198,219
3.80%, 04/07/25	15	14,496
3.85%, 01/05/28 (Call 10/05/27)	115	105,193
3.95%, 04/13/24 (Call 02/13/24)	287	282,213
4.00%, 01/15/25 (Call 10/15/24)	306	297,496
4.00%, 10/06/26 (Call 07/06/26)	205	192,682
4.30%, 07/13/25 (Call 04/13/25)	15	14,554
4.30%, 04/06/29 (Call 02/06/29)	255	232,698
4.35%, 04/09/25 (Call 02/09/25)	325	318,458
4.35%, 01/17/27 (Call 10/17/26)	327	313,845
5.00%, 04/09/27 (Call 03/09/27)	410	400,939
5.10%, 01/17/24 (Call 12/17/23)	379	377,090
5.25%, 03/01/26 (Call 12/01/25)	322	318,764

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
5.65%, 01/17/29 (Call 10/17/28)	$50	$49,397
6.05%, 10/10/25	130	131,286
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	20	18,984
2.97%, 03/10/32 (Call 12/10/31)	215	187,418
Mercedes-Benz Finance North America LLC, 8.50%,
01/18/31	300	372,459
PACCAR Financial Corp.
0.90%, 11/08/24	10	9,308
1.10%, 05/11/26	65	58,291
1.80%, 02/06/25	65	61,361
2.00%, 02/04/27	250	226,705
2.15%, 08/15/24	10	9,555
2.85%, 04/07/25	65	62,503
3.15%, 06/13/24	40	39,131
3.55%, 08/11/25	60	58,570
4.95%, 10/03/25	235	237,143
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	245	232,167
1.34%, 03/25/26 (Call 02/25/26)	315	284,499
2.36%, 07/02/24	200	192,940
2.36%, 03/25/31 (Call 12/25/30)	225	190,879
2.76%, 07/02/29	70	62,560
3.67%, 07/20/28	50	47,901
Toyota Motor Credit Corp.
0.50%, 06/18/24	35	32,775
0.63%, 09/13/24	350	325,916
0.80%, 10/16/25	55	49,430
0.80%, 01/09/26	10	8,935
1.13%, 06/18/26	300	266,826
1.15%, 08/13/27	10	8,565
1.45%, 01/13/25	140	131,403
1.65%, 01/10/31	100	79,798
1.80%, 02/13/25	200	188,478
1.90%, 01/13/27	100	89,833
1.90%, 04/06/28	200	175,006
1.90%, 09/12/31	220	175,815
2.00%, 10/07/24	147	139,918
2.15%, 02/13/30	25	21,279
2.40%, 01/13/32	5	4,155
2.90%, 04/17/24	215	209,548
3.00%, 04/01/25	352	339,240
3.05%, 03/22/27	365	343,261
3.05%, 01/11/28	175	163,865
3.20%, 01/11/27	160	151,453
3.35%, 01/08/24	220	216,698
3.38%, 04/01/30	310	284,375
3.40%, 04/14/25	205	199,350
3.65%, 08/18/25	140	136,413
3.65%, 01/08/29	10	9,469
3.95%, 06/30/25	135	132,870
4.40%, 09/20/24	50	49,734
4.45%, 06/29/29	150	148,527
4.55%, 09/20/27	85	84,465
5.40%, 11/10/25	110	111,863
5.45%, 11/10/27	110	113,154
		15,698,532
Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	70	65,209
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)	150	126,360
	Par
Security	(000)	Value

Auto Parts & Equipment (continued)
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	$263	$236,947
3.38%, 03/15/25 (Call 12/15/24)	235	226,674
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	135	103,777
3.50%, 05/30/30 (Call 02/28/30)	55	46,941
3.80%, 09/15/27 (Call 06/15/27)	108	101,373
4.25%, 05/15/29 (Call 02/15/29)	70	63,705
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	55	45,836
3.63%, 06/15/24 (Call 03/15/24)	93	91,018
4.15%, 10/01/25 (Call 07/01/25)	283	278,234
		1,386,074
Banks — 9.6%
Australia & New Zealand Banking Group Ltd./New York NY,
3.70%, 11/16/25	60	58,301
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	385	344,617
5.86%, 09/14/26 (Call 09/14/25)(b)	410	405,851
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	225	191,509
1.85%, 03/25/26	200	176,604
2.71%, 06/27/24	440	422,902
2.75%, 05/28/25	235	220,775
2.75%, 12/03/30	300	225,333
2.96%, 03/25/31	220	173,807
3.23%, 11/22/32 (Call 11/22/31)(b)	200	147,586
3.31%, 06/27/29	200	174,990
3.49%, 05/28/30	315	264,594
3.80%, 02/23/28	215	195,719
3.89%, 05/24/24	210	205,300
4.18%, 03/24/28 (Call 03/24/27)(b)	220	203,108
4.25%, 04/11/27	200	188,548
4.38%, 04/12/28	250	230,435
5.18%, 11/19/25	400	391,216
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24),
(1 day SOFR + 0.910%)(b)	315	288,880
1.20%, 10/24/26 (Call 10/24/25),
(1 day SOFR + 1.010%)(b)	568	504,100
1.32%, 06/19/26 (Call 06/19/25),
(1 day SOFR + 1.150%)(b)	260	234,359
1.53%, 12/06/25 (Call 12/06/24),
(1 day SOFR + 0.650%)(b)	430	394,929
1.73%, 07/22/27 (Call 07/22/26),
(1 day SOFR + 0.960%)(b)	1,025	898,187
1.84%, 02/04/25 (Call 02/04/24),
(1 day SOFR + 0.670%)(b)	115	109,776
1.90%, 07/23/31 (Call 07/23/30),
(1 day SOFR + 1.530%)(b)	625	487,262
1.92%, 10/24/31 (Call 10/24/30),
(1 day SOFR + 1.370%)(b)	460	356,528
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(b)	190	176,071
2.09%, 06/14/29 (Call 06/14/28),
(1 day SOFR + 1.060%)(b)	585	493,143
2.30%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.220%)(b)	600	470,106
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(b)	428	402,675

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.48%, 09/21/36 (Call 09/21/31)(b)	$490	$367,671
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	785	646,597
2.55%, 02/04/28 (Call 02/04/27),
(1 day SOFR + 1.050%)(b)	305	272,752
2.57%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.210%)(b)	420	334,488
2.59%, 04/29/31 (Call 04/29/30),
(1 day SOFR + 2.150%)(b)	610	504,128
2.69%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.320%)(b)	765	620,644
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	488	415,674
2.97%, 02/04/33 (Call 02/04/32),
(1 day SOFR + 1.330%)(b)	705	577,698
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(b)	321	306,244
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	625	545,169
3.25%, 10/21/27 (Call 10/21/26)	596	550,478
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(b)	350	334,572
3.38%, 04/02/26 (Call 04/02/25),
(1 day SOFR + 1.330%)(b)	685	652,093
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(b)	1,093	996,903
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(b)	414	403,132
3.50%, 04/19/26	519	497,851
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(b)	613	578,562
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(b)	475	440,515
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(b)	485	451,991
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(b)	415	390,482
3.84%, 04/25/25 (Call 04/25/24),
(1 day SOFR + 1.110%)(b)	320	312,266
3.85%, 03/08/37 (Call 03/08/32)(b)	485	408,840
3.88%, 08/01/25	370	364,983
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(b)	471	437,347
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(b)	727	668,593
4.00%, 04/01/24	510	506,114
4.00%, 01/22/25	511	501,153
4.13%, 01/22/24	535	531,308
4.20%, 08/26/24	671	661,687
4.25%, 10/22/26	518	507,593
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(b)	580	545,896
4.38%, 04/27/28 (Call 04/27/27),
(1 day SOFR + 1.580%)(b)	425	407,745
4.45%, 03/03/26	452	445,446
4.57%, 04/27/33 (Call 04/27/32),
(1 day SOFR + 1.830%)(b)	725	675,729
4.83%, 07/22/26 (Call 07/22/25)(b)	480	473,626
4.95%, 07/22/28 (Call 07/22/27)(b)	720	705,960
5.02%, 07/22/33 (Call 07/22/32)(b)	720	695,635
	Par
Security	(000)	Value

Banks (continued)
6.20%, 11/10/28 (Call 11/10/27)(b)	$115	$118,902
Series L, 3.95%, 04/21/25	600	586,698
Series L, 4.18%, 11/25/27 (Call 11/25/26)	417	398,348
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1 day SOFR + 0.910%)(b)	580	513,926
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1 day SOFR + 1.220%)(b)	455	369,515
Bank of Montreal
0.45%, 12/08/23	465	444,889
0.63%, 07/09/24	205	191,308
0.95%, 01/22/27 (Call 01/22/26),
(1 day SOFR + 0.603%)(b)	255	225,874
1.25%, 09/15/26	340	298,646
1.50%, 01/10/25	355	331,176
1.85%, 05/01/25	420	392,494
2.15%, 03/08/24	160	154,602
2.50%, 06/28/24	353	339,787
2.65%, 03/08/27	190	174,167
3.09%, 01/10/37 (Call 01/10/32)(b)	225	171,209
3.70%, 06/07/25	240	233,849
3.80%, 12/15/32 (Call 12/15/27)(b)	165	145,753
Series E, 3.30%, 02/05/24	240	235,718
Series H, 4.25%, 09/14/24	70	69,098
Series H, 4.70%, 09/14/27 (Call 08/14/27)	105	103,842
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	45	42,406
0.75%, 01/28/26 (Call 12/28/25)	55	48,965
1.05%, 10/15/26 (Call 09/15/26)	150	131,088
1.60%, 04/24/25 (Call 03/24/25)	164	152,323
1.65%, 07/14/28 (Call 05/14/28)	180	152,705
1.65%, 01/28/31 (Call 10/28/30)	130	102,181
1.80%, 07/28/31 (Call 04/28/31)	145	113,793
2.05%, 01/26/27 (Call 12/26/26)	100	90,212
2.10%, 10/24/24	340	324,724
2.45%, 08/17/26 (Call 05/17/26)	83	76,929
2.50%, 01/26/32 (Call 10/26/31)	130	106,868
2.80%, 05/04/26 (Call 02/04/26)	187	176,607
3.00%, 10/30/28 (Call 07/30/28)	135	122,544
3.25%, 09/11/24 (Call 08/11/24)	230	224,048
3.25%, 05/16/27 (Call 02/16/27)	135	128,220
3.30%, 08/23/29 (Call 05/23/29)	154	138,859
3.35%, 04/25/25 (Call 03/25/25)	235	228,147
3.40%, 05/15/24 (Call 04/15/24)	215	210,988
3.40%, 01/29/28 (Call 10/29/27)	201	188,331
3.43%, 06/13/25 (Call 06/13/24)(b)	160	156,370
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(b)	136	128,007
3.85%, 04/28/28	120	115,646
3.85%, 04/26/29 (Call 02/26/29)	60	55,939
3.95%, 11/18/25 (Call 10/18/25)	102	100,399
3.99%, 06/13/28 (Call 06/13/27)(b)	220	211,442
4.29%, 06/13/33 (Call 06/13/32)(b)	70	65,657
4.41%, 07/24/26 (Call 07/24/25)(b)	50	49,282
4.60%, 07/26/30 (Call 07/26/29)(b)	490	477,897
5.80%, 10/25/28	210	217,877
5.83%, 10/25/33	180	189,547
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	249	245,870
Series G, 3.00%, 02/24/25 (Call 01/24/25)	155	149,752
Series J, 0.85%, 10/25/24 (Call 09/25/24)	225	208,892
Series J, 1.90%, 01/25/29 (Call 11/25/28)	150	125,102

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Bank of Nova Scotia (The)
0.65%, 07/31/24.	$205	$190,662
0.70%, 04/15/24	260	245,092
1.05%, 03/02/26	110	97,496
1.30%, 06/11/25(a)	160	146,443
1.30%, 09/15/26	90	79,129
1.35%, 06/24/26	150	133,407
1.45%, 01/10/25	190	176,911
1.95%, 02/02/27	130	116,059
2.15%, 08/01/31	125	99,585
2.20%, 02/03/25	245	231,030
2.44%, 03/11/24	175	169,374
2.45%, 02/02/32	160	129,560
2.70%, 08/03/26	390	362,992
2.95%, 03/11/27	160	147,722
3.45%, 04/11/25	310	299,978
4.50%, 12/16/25	494	487,805
4.59%, 05/04/37 (Call 02/04/32)(b)	235	201,943
5.25%, 12/06/24 (Call 12/28/22)	40	39,963
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3 mo. SOFR + 2.090%)(b)	100	85,448
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	100	99,299
5.13%, 06/11/30 (Call 03/11/30)	100	92,842
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(b)	230	217,504
2.28%, 11/24/27 (Call 11/24/26)(b)	210	180,844
2.65%, 06/24/31 (Call 06/24/30),
(1 year CMT + 1.900%)(b)	275	214,846
2.67%, 03/10/32 (Call 03/10/31)(b)	200	153,142
2.85%, 05/07/26 (Call 05/07/25),
(1 day SOFR + 2.714%)(b)	225	207,430
2.89%, 11/24/32 (Call 11/24/31)(b)	225	172,312
3.56%, 09/23/35 (Call 09/23/30)(b)	200	151,312
3.65%, 03/16/25	305	290,921
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(b)	295	284,578
4.34%, 01/10/28 (Call 01/10/27)	325	301,827
4.38%, 09/11/24	320	314,077
4.38%, 01/12/26	565	543,954
4.84%, 05/09/28 (Call 05/07/27)	310	286,226
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(b)	355	333,040
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(b)	355	320,984
5.20%, 05/12/26	335	324,836
5.50%, 08/09/28 (Call 08/09/27)(b)	310	299,962
5.75%, 08/09/33 (Call 08/09/32)(b)	200	190,910
7.33%, 11/02/26 (Call 11/02/25)(b)	300	308,160
7.39%, 11/02/28 (Call 11/02/27)(b)	400	413,940
7.44%, 11/02/33	400	423,760
BNP Paribas SA, 4.25%, 10/15/24	200	195,280
BPCE SA
3.38%, 12/02/26	250	234,907
4.00%, 04/15/24	265	260,458
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	370	354,486
0.95%, 10/23/25	15	13,466
1.00%, 10/18/24	255	237,168
1.25%, 06/22/26 (Call 05/22/26)	235	206,939
	Par
Security	(000)	Value

Banks (continued)
2.25%, 01/28/25	$405	$382,413
3.10%, 04/02/24	205	200,012
3.30%, 04/07/25	250	241,330
3.45%, 04/07/27	30	28,275
3.60%, 04/07/32 (Call 03/07/32)	250	222,845
3.95%, 08/04/25	145	141,158
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25),
(1 day SOFR + 0.911%)(b)	60	55,877
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24),
(1 day SOFR + 0.669%)(b)	330	307,804
1.12%, 01/28/27 (Call 01/28/26),
(1 day SOFR + 0.765%)(b)	490	427,643
1.28%, 11/03/25 (Call 11/03/24),
(1 day SOFR + 0.528%)(b)	50	45,842
1.46%, 06/09/27 (Call 06/09/26),
(1 day SOFR + 0.770%)(b)	595	517,983
2.01%, 01/25/26 (Call 01/25/25),
(1 day SOFR + 0.694%)(b)	325	301,561
2.52%, 11/03/32 (Call 11/03/31),
(1 day SOFR + 1.177%)(b)	335	264,348
2.56%, 05/01/32 (Call 05/01/31),
(1 day SOFR + 1.167%)(b)	490	392,284
2.57%, 06/03/31 (Call 06/03/30),
(1 day SOFR + 2.107%)(b)	721	591,602
2.67%, 01/29/31 (Call 01/29/30),
(1 day SOFR + 1.146%)(b)	845	702,905
2.98%, 11/05/30 (Call 11/05/29),
(1 day SOFR + 1.422%)(b)	455	388,716
3.06%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.351%)(b)	575	473,024
3.07%, 02/24/28 (Call 02/24/27),
(1 day SOFR + 1.280%)(b)	150	136,461
3.11%, 04/08/26 (Call 04/08/25),
(1 day SOFR + 2.842%)(b)	783	742,495
3.20%, 10/21/26 (Call 07/21/26)	555	518,625
3.29%, 03/17/26 (Call 03/17/25),
(1 day SOFR + 1.528%)(b)	150	142,812
3.30%, 04/27/25	384	372,180
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(b)	631	610,259
3.40%, 05/01/26	458	436,570
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	430	394,731
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	561	518,790
3.70%, 01/12/26	463	444,948
3.75%, 06/16/24	152	149,845
3.79%, 03/17/33 (Call 03/17/32),
(1 day SOFR + 1.939%)(b)	540	471,474
3.88%, 03/26/25	295	287,944
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	610	575,425
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(b)	595	544,943
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(b)	341	318,607
4.13%, 07/25/28	380	359,229
4.14%, 05/24/25 (Call 05/24/24),
(1 day SOFR + 1.372%)(b)	255	250,137

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.30%, 11/20/26	$312	$305,086
4.40%, 06/10/25	546	537,057
4.41%, 03/31/31 (Call 03/31/30),
(1 day SOFR + 3.914%)(b)	745	695,063
4.45%, 09/29/27	747	719,525
4.60%, 03/09/26	385	379,537
4.66%, 05/24/28 (Call 05/24/27),
(1 day SOFR + 1.887%)(b)	235	228,850
4.91%, 05/24/33 (Call 05/24/32)(b)	480	457,464
5.50%, 09/13/25	314	319,303
5.61%, 09/29/26 (Call 09/29/25)(b)	535	536,835
6.27%, 11/17/33	500	526,305
6.63%, 01/15/28	45	48,514
6.63%, 06/15/32	180	191,358
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27)(b)	250	241,175
Citizens Bank NA/Providence RI
2.25%, 04/28/25 (Call 03/28/25)	25	23,304
3.75%, 02/18/26 (Call 11/18/25)	260	249,062
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	102	83,363
2.64%, 09/30/32 (Call 07/02/32)	110	82,634
2.85%, 07/27/26 (Call 04/27/26)	170	158,027
3.25%, 04/30/30 (Call 01/30/30)	215	189,071
4.30%, 12/03/25 (Call 11/03/25)	85	82,933
5.64%, 05/21/37 (Call 05/21/32)(b)	70	65,369
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	130	122,582
Cooperatieve Rabobank UA
3.75%, 07/21/26	405	380,477
4.38%, 08/04/25	10	9,725
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	250	232,837
Credit Agricole Corporate & Investment Bank SA, 0.78%,
06/28/24 (Call 12/28/22)	50	46,767
Credit Suisse AG/New York NY
1.25%, 08/07/26	20	15,851
2.95%, 04/09/25	370	330,895
3.63%, 09/09/24	710	657,666
3.70%, 02/21/25	370	338,739
5.00%, 07/09/27	500	452,580
Credit Suisse Group AG
3.75%, 03/26/25	510	451,987
4.55%, 04/17/26	495	436,169
Deutsche Bank AG, 4.10%, 01/13/26(a)	226	216,985
Deutsche Bank AG/London, 3.70%, 05/30/24	265	259,825
Deutsche Bank AG/New York NY
0.90%, 05/28/24	150	140,277
1.45%, 04/01/25 (Call 04/01/24),
(1 day SOFR + 1.131%)(b)	105	96,984
2.13%, 11/24/26 (Call 11/24/25),
(1 day SOFR + 1.870%)(b)	405	354,480
2.31%, 11/16/27 (Call 11/16/26),
(1 day SOFR + 1.219%)(b)	480	401,414
2.55%, 01/07/28 (Call 01/07/27),
(1 day SOFR + 1.318%)(b)	195	163,490
3.04%, 05/28/32 (Call 05/28/31),
(1 day SOFR + 1.718%)(b)	185	139,429
3.55%, 09/18/31 (Call 09/18/30),
(1 day SOFR + 3.043%)(b)	295	234,578
3.70%, 05/30/24	265	257,712
3.96%, 11/26/25 (Call 11/26/24),
(1 day SOFR + 2.581%)(b)	350	330,592
	Par
Security	(000)	Value

Banks (continued)
4.10%, 01/13/26	$35	$33,461
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	40	37,833
2.70%, 02/06/30 (Call 11/06/29)	250	200,350
3.45%, 07/27/26 (Call 04/27/26)	250	230,255
4.25%, 03/13/26	20	19,045
4.65%, 09/13/28 (Call 06/13/28)	15	14,002
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1 day SOFR + 0.685%)(b)	15	13,279
2.38%, 01/28/25 (Call 12/29/24)	65	61,439
2.55%, 05/05/27 (Call 04/05/27)	140	126,262
3.65%, 01/25/24 (Call 12/25/23)	385	379,029
3.95%, 03/14/28 (Call 02/14/28)	130	123,395
4.06%, 04/25/28 (Call 04/25/27)(b)	110	103,289
4.30%, 01/16/24 (Call 12/16/23)	254	251,978
4.34%, 04/25/33 (Call 04/25/32)(b)	70	63,717
4.77%, 07/28/30 (Call 07/28/29)(b)	110	104,271
6.36%, 10/27/28 (Call 10/27/27)(b)	320	330,400
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	250	224,882
3.85%, 03/15/26 (Call 02/15/26)	40	38,315
3.95%, 07/28/25 (Call 06/28/25)	250	245,725
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25), (3 mo. SOFR + 2.465%)(b)	180	169,488
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	5	4,911
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	105	101,421
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24),
(3 mo. SOFR + 1.715%)(b)	250	236,157
6.13%, 03/09/28	70	71,833
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	5	4,955
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1 day SOFR + 0.609%)(b)	50	45,006
1.09%, 12/09/26 (Call 12/09/25),
(1 day SOFR + 0.789%)(b)	125	110,088
1.43%, 03/09/27 (Call 03/09/26),
(1 day SOFR + 0.798%)(b)	630	554,047
1.54%, 09/10/27 (Call 09/10/26),
(1 day SOFR + 0.818%)(b)	715	617,889
1.76%, 01/24/25 (Call 01/24/24),
(1 day SOFR + 0.730%)(b)	490	467,107
1.95%, 10/21/27 (Call 10/21/26),
(1 day SOFR + 0.913%)(b)	845	740,271
1.99%, 01/27/32 (Call 01/27/31),
(1 day SOFR + 1.090%)(b)	517	399,569
2.38%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.248%)(b)	655	518,079
2.60%, 02/07/30 (Call 11/07/29)	434	363,961
2.62%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.281%)(b)	620	500,867
2.64%, 02/24/28 (Call 02/24/27),
(1 day SOFR + 1.114%)(b)	455	406,633
2.65%, 10/21/32 (Call 10/21/31),
(1 day SOFR + 1.264%)(b)	540	433,366
3.00%, 03/15/24	200	194,960
3.10%, 02/24/33 (Call 02/24/32),
(1 day SOFR + 1.410%)(b)	765	635,394

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	$617	$594,183
3.50%, 01/23/25 (Call 10/23/24)	513	498,795
3.50%, 04/01/25 (Call 03/01/25)	722	699,524
3.50%, 11/16/26 (Call 11/16/25)	590	561,326
3.62%, 03/15/28 (Call 03/15/27),
(1 day SOFR + 1.846%)(b)	535	497,427
3.63%, 02/20/24 (Call 01/20/24)	390	383,955
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(b)	545	510,000
3.75%, 05/22/25 (Call 02/22/25)	516	502,182
3.75%, 02/25/26 (Call 11/25/25)	292	282,160
3.80%, 03/15/30 (Call 12/15/29)	608	553,268
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	592	544,924
3.85%, 07/08/24 (Call 04/08/24)	478	471,494
3.85%, 01/26/27 (Call 01/26/26)	813	781,521
4.00%, 03/03/24	494	487,815
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	757	710,603
4.25%, 10/21/25	621	609,288
4.39%, 06/15/27 (Call 06/15/26)(b)	215	207,591
4.48%, 08/23/28 (Call 08/23/27)(b)	355	340,825
5.70%, 11/01/24	30	30,364
5.95%, 01/15/27	55	57,225
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1 day SOFR + 1.290%)(b)	385	330,018
1.65%, 04/18/26 (Call 04/18/25),
(1 day SOFR + 1.538%)(b)	560	504,717
2.01%, 09/22/28 (Call 09/22/27),
(1 day SOFR + 1.732%)(b)	515	427,877
2.10%, 06/04/26 (Call 06/04/25),
(1 day SOFR + 1.929%)(b)	35	31,705
2.21%, 08/17/29 (Call 08/17/28),
(1 day SOFR + 1.285%)(b)	430	347,367
2.25%, 11/22/27 (Call 11/22/26),
(1 day SOFR + 1.100%)(b)	490	422,596
2.36%, 08/18/31 (Call 08/18/30),
(1 day SOFR + 1.947%)(b)	75	57,394
2.63%, 11/07/25 (Call 11/07/24),
(1 day SOFR + 1.401%)(b)	70	65,193
2.80%, 05/24/32 (Call 05/24/31),
(1 day SOFR + 1.187%)(b)	500	387,210
2.85%, 06/04/31 (Call 06/04/30),
(1 day SOFR + 2.387%)(b)	285	227,820
2.87%, 11/22/32 (Call 11/22/31),
(1 day SOFR + 1.410%)(b)	325	248,163
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(b)	410	397,044
3.90%, 05/25/26	580	553,088
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	600	524,706
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	485	444,997
4.18%, 12/09/25 (Call 12/09/24)(b)	200	192,672
4.25%, 03/14/24	480	472,382
4.25%, 08/18/25	435	418,661
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(b)	615	585,646
	Par
Security	(000)	Value

Banks (continued)
4.30%, 03/08/26.	$675	$656,788
4.38%, 11/23/26	400	383,992
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	485	446,074
4.76%, 06/09/28 (Call 06/09/27)(b)	410	387,864
4.76%, 03/29/33 (Call 03/29/32),
(1 day SOFR + 2.530%)(b)	375	323,089
4.95%, 03/31/30	665	637,469
5.12%, 08/11/28 (Call 08/11/27)(b)	400	386,040
5.40%, 08/11/33 (Call 08/11/32)(b)	440	411,545
7.34%, 11/03/26 (Call 11/03/25)(b)	600	626,334
7.39%, 11/03/28 (Call 11/03/27)(b)	505	529,644
8.11%, 11/03/33 (Call 11/03/32)(b)	500	526,570
HSBC USA Inc.
3.50%, 06/23/24	255	248,977
3.75%, 05/24/24	300	294,720
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(b)	85	62,471
4.44%, 08/04/28 (Call 08/04/27)(b)	70	66,016
5.02%, 05/17/33 (Call 05/17/32)(b)	260	248,386
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	203	168,279
2.63%, 08/06/24 (Call 07/06/24)	199	190,698
4.00%, 05/15/25 (Call 04/15/25)	65	63,343
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27)(b)	250	243,115
Industrial & Commercial Bank of China Ltd./New York NY,
3.54%, 11/08/27	250	239,625
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(1 day SOFR + 1.316%)(b)	215	171,108
3.55%, 04/09/24	30	29,348
3.95%, 03/29/27	350	331,957
4.05%, 04/09/29	335	307,061
4.25%, 03/28/33 (Call 03/28/32),
(1 day SOFR + 2.070%)(b)	200	176,222
4.55%, 10/02/28	245	233,421
Intesa Sanpaolo SpA, 5.25%, 01/12/24	200	197,164
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24),
(1 day SOFR + 0.420%)(b)	30	28,145
0.82%, 06/01/25 (Call 06/01/24),
(1 day SOFR + 0.540%)(b)	600	557,928
1.04%, 02/04/27 (Call 02/04/26),
(3 mo. SOFR + 0.695%)(b)	210	182,952
1.05%, 11/19/26 (Call 11/19/25),
(1 day SOFR + 0.800%)(b)	705	621,732
1.47%, 09/22/27 (Call 09/22/26),
(1 day SOFR + 0.765%)(b)	245	212,481
1.56%, 12/10/25 (Call 12/10/24),
(1 day SOFR + 0.605%)(b)	400	369,500
1.58%, 04/22/27 (Call 04/22/26),
(1 day SOFR + 0.885%)(b)	800	705,832
1.76%, 11/19/31 (Call 11/19/30),
(3 mo. SOFR + 1.105%)(b)	290	223,448
1.95%, 02/04/32 (Call 02/04/31),
(1 day SOFR + 1.065%)(b)	585	454,943
2.01%, 03/13/26 (Call 03/13/25),
(3 mo. SOFR + 1.585%)(b)	25	23,223

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.07%, 06/01/29 (Call 06/01/28),
(1 day SOFR + 1.015%)(b)	$435	$366,135
2.08%, 04/22/26 (Call 04/22/25),
(1 day SOFR + 1.850%)(b)	840	780,158
2.18%, 06/01/28 (Call 06/01/27),
(1 day SOFR + 1.890%)(b)	305	266,970
2.52%, 04/22/31 (Call 04/22/30),
(1 day SOFR + 2.040%)(b)	620	514,247
2.55%, 11/08/32 (Call 11/08/31),
(1 day SOFR + 1.180%)(b)	300	240,414
2.58%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.250%)(b)	540	438,691
2.60%, 02/24/26 (Call 02/24/25),
(1 day SOFR + 0.915%)(b)	580	546,853
2.74%, 10/15/30 (Call 10/15/29),
(1 day SOFR + 1.510%)(b)	845	717,625
2.95%, 10/01/26 (Call 07/01/26)	668	632,636
2.95%, 02/24/28 (Call 02/24/27),
(1 day SOFR + 1.170%)(b)	320	290,925
2.96%, 05/13/31 (Call 05/13/30),
(1 day SOFR + 2.515%)(b)	545	451,582
2.96%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.260%)(b)	650	536,971
3.13%, 01/23/25 (Call 10/23/24)	100	97,148
3.20%, 06/15/26 (Call 03/15/26)	370	352,466
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(b)	678	660,019
3.30%, 04/01/26 (Call 01/01/26)	643	614,579
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	668	610,492
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(b)	525	487,762
3.63%, 05/13/24	410	403,727
3.63%, 12/01/27 (Call 12/01/26)	276	259,156
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(b)	560	509,146
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(b)	625	588,987
3.85%, 06/14/25 (Call 06/14/24)(b)	180	176,800
3.88%, 02/01/24	500	495,345
3.88%, 09/10/24	650	639,977
3.90%, 07/15/25 (Call 04/15/25)	610	601,307
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(b)	578	555,591
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(b)	472	440,466
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(b)	549	542,264
4.08%, 04/26/26 (Call 04/26/25),
(1 day SOFR + 1.320%)(b)	425	414,205
4.13%, 12/15/26	459	449,067
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(b)	552	519,410
4.25%, 10/01/27	318	309,484
4.32%, 04/26/28 (Call 04/26/27),
(1 day SOFR + 1.560%)(b)	410	393,161
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(b)	638	606,342
4.49%, 03/24/31 (Call 03/24/30),
(1 day SOFR + 3.790%)(b)	645	611,847
	Par
Security	(000)	Value

Banks (continued)
4.57%, 06/14/30 (Call 06/14/29)(b)	$210	$200,281
4.59%, 04/26/33 (Call 04/26/32),
(1 day SOFR + 1.800%)(b)	480	451,704
4.85%, 07/25/28 (Call 07/25/27)(b)	535	523,722
4.91%, 07/25/33 (Call 07/25/32)(b)	795	767,175
5.72%, 09/14/33 (Call 09/14/32)(b)	680	670,358
7.63%, 10/15/26	65	71,829
7.75%, 07/15/25	10	10,795
8.00%, 04/29/27	160	180,243
8.75%, 09/01/30	350	412,636
KeyBank NA/Cleveland OH
3.40%, 05/20/26	250	234,510
3.90%, 04/13/29	250	225,615
4.15%, 08/08/25	250	244,785
4.90%, 08/08/32	250	233,150
5.85%, 11/15/27	250	257,617
KeyCorp
2.25%, 04/06/27	240	213,701
2.55%, 10/01/29	168	142,131
3.88%, 05/23/25 (Call 05/23/24)(b)	25	24,501
4.10%, 04/30/28	75	71,635
4.15%, 10/29/25	188	184,097
Korea Development Bank (The)
0.40%, 03/09/24(a)	50	47,264
0.75%, 01/25/25	20	18,281
2.00%, 02/24/25	220	206,153
2.00%, 09/12/26	270	245,913
2.00%, 10/25/31	65	52,368
2.13%, 10/01/24	350	333,158
2.25%, 02/24/27	20	18,147
3.00%, 01/13/26	215	205,220
3.25%, 02/19/24	50	49,058
3.38%, 09/16/25	200	191,232
3.75%, 01/22/24	50	49,384
Kreditanstalt fuer Wiederaufbau
0.25%, 03/08/24	100	94,699
0.38%, 07/18/25	950	860,234
0.50%, 09/20/24	230	214,289
0.63%, 01/22/26	915	820,618
0.75%, 09/30/30	90	71,478
1.00%, 10/01/26	675	601,533
1.25%, 01/31/25	930	871,959
1.38%, 08/05/24	630	598,254
1.75%, 09/14/29	613	537,742
2.00%, 05/02/25	1,183	1,122,833
2.50%, 11/20/24	1,046	1,007,225
2.63%, 02/28/24	349	340,757
2.88%, 04/03/28	797	756,210
3.13%, 06/10/25	35	34,099
3.38%, 08/23/24	590	578,625
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	245	219,934
0.88%, 09/03/30	140	111,971
1.75%, 07/27/26	445	408,483
2.00%, 01/13/25	735	701,146
2.38%, 06/10/25	435	415,586
3.88%, 09/28/27	70	69,665
Series 37, 2.50%, 11/15/27	215	200,651
Series 40, 0.50%, 05/27/25	650	593,027

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(b)	$60	$51,743
2.44%, 02/05/26 (Call 02/05/25)(b)	230	212,674
3.51%, 03/18/26 (Call 03/18/25)(b)	305	287,889
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	295	263,462
3.75%, 01/11/27	250	233,097
3.75%, 03/18/28 (Call 03/18/27)(b)	300	274,986
3.87%, 07/09/25 (Call 07/09/24)(b)	305	294,157
4.38%, 03/22/28	235	220,907
4.45%, 05/08/25	260	254,179
4.50%, 11/04/24	200	195,200
4.55%, 08/16/28	205	191,763
4.58%, 12/10/25	215	203,583
4.65%, 03/24/26	280	266,608
4.72%, 08/11/26 (Call 08/11/25)(b)	235	227,966
4.98%, 08/11/33 (Call 08/11/32)(b)	225	207,297
7.95%, 11/15/33 (Call 08/15/32)(b)	270	283,206
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27)(b)	110	106,032
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	300	287,373
3.40%, 08/17/27	10	9,235
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(b)	490	454,382
1.41%, 07/17/25	325	295,318
1.54%, 07/20/27 (Call 07/20/26)(b)	200	174,034
2.19%, 02/25/25	530	497,755
2.31%, 07/20/32 (Call 07/20/31)(b)	200	155,994
2.34%, 01/19/28 (Call 01/19/27)(b)	200	176,992
2.56%, 02/25/30	300	248,964
2.76%, 09/13/26(a)	250	229,177
2.80%, 07/18/24	250	240,360
2.85%, 01/19/33 (Call 01/19/32)(b)	200	161,850
3.20%, 07/18/29	410	361,296
3.29%, 07/25/27	55	50,855
3.41%, 03/07/24	435	426,113
3.68%, 02/22/27(a)	195	183,928
3.74%, 03/07/29	390	359,791
3.78%, 03/02/25	204	198,886
3.84%, 04/17/26 (Call 04/17/25)(b)	275	265,031
3.85%, 03/01/26	475	457,287
3.96%, 03/02/28	296	279,101
4.05%, 09/11/28	235	220,801
4.08%, 04/19/28 (Call 04/19/27)(b)	300	283,746
4.32%, 04/19/33 (Call 04/19/32)(b)	100	91,476
5.02%, 07/20/28 (Call 07/20/27)(b)	490	480,920
5.13%, 07/20/33 (Call 07/20/32)(b)	685	668,841
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(b)	30	25,967
2.17%, 05/22/32 (Call 05/22/31)(b)	15	11,461
2.20%, 07/10/31 (Call 07/10/30),
(1 day SOFR + 1.772%)(b)	310	243,524
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(b)	255	234,393
2.26%, 07/09/32 (Call 07/09/31)(b)	200	153,982
2.56%, 09/13/25 (Call 09/13/24),
(1 day SOFR + 1.362%)(b)	200	188,864
2.56%, 09/13/31	235	179,498
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(b)	75	60,785
	Par
Security	(000)	Value

Banks (continued)
2.84%, 07/16/25 (Call 07/16/24),
(1 day SOFR + 1.242%)(b)	$250	$238,115
2.84%, 09/13/26	203	185,002
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(b)	80	68,876
3.17%, 09/11/27	285	258,734
3.26%, 05/22/30 (Call 05/22/29)(b)	50	43,560
3.66%, 02/28/27	205	190,976
4.02%, 03/05/28	300	280,017
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(b)	350	324,418
5.41%, 09/13/28 (Call 09/13/27)(a)(b)	220	219,985
5.67%, 09/13/33 (Call 09/13/32)(b)	200	200,404
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24),
(1 day SOFR + 0.509%)(b)	55	51,717
0.79%, 05/30/25 (Call 05/30/24),
(1 day SOFR + 0.525%)(b)	555	514,024
0.99%, 12/10/26 (Call 12/10/25),
(1 day SOFR + 0.720%)(b)	570	499,753
1.16%, 10/21/25 (Call 10/21/24),
(1 day SOFR + 0.560%)(b)	540	494,338
1.51%, 07/20/27 (Call 07/20/26),
(1 day SOFR + 0.858%)(b)	555	483,139
1.59%, 05/04/27 (Call 05/04/26),
(1 day SOFR + 0.879%)(b)	640	563,674
1.79%, 02/13/32 (Call 02/13/31),
(1 day SOFR + 1.034%)(b)	425	323,727
1.93%, 04/28/32 (Call 04/28/31),
(1 day SOFR + 1.020%)(b)	655	501,933
2.19%, 04/28/26 (Call 04/28/25),
(1 day SOFR + 1.990%)(b)	705	655,587
2.24%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.178%)(b)	650	506,941
2.48%, 01/21/28 (Call 01/21/27),
(1 day SOFR + 1.000%)(b)	325	289,588
2.48%, 09/16/36 (Call 09/16/31),
(1 day SOFR + 1.360%)(b)	550	408,056
2.51%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.200%)(b)	380	302,237
2.63%, 02/18/26 (Call 02/18/25),
(1 day SOFR + 0.940%)(b)	255	239,856
2.70%, 01/22/31 (Call 01/22/30),
(1 day SOFR + 1.143%)(b)	815	684,559
2.72%, 07/22/25 (Call 07/22/24),
(1 day SOFR + 1.152%)(b)	475	452,960
2.94%, 01/21/33 (Call 01/21/32),
(1 day SOFR + 1.290%)(b)	505	413,878
3.13%, 07/27/26	544	510,506
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	616	568,550
3.62%, 04/17/25 (Call 04/17/24),
(1 day SOFR + 1.160%)(b)	250	243,640
3.62%, 04/01/31 (Call 04/01/30),
(1 day SOFR + 3.120%)(b)	760	677,768
3.63%, 01/20/27	628	597,222
3.70%, 10/23/24	351	343,531
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(b)	581	536,170
3.88%, 01/27/26	614	595,666

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.95%, 04/23/27	$499	$480,896
4.00%, 07/23/25	585	573,019
4.21%, 04/20/28 (Call 04/20/27),
(1 day SOFR + 1.610%)(b)	160	152,454
4.35%, 09/08/26	488	476,708
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(b)	844	799,969
4.68%, 07/17/26 (Call 07/17/25)(b)	255	252,016
4.89%, 07/20/33 (Call 07/20/32)(b)	370	353,047
5.00%, 11/24/25	395	395,849
5.30%, 04/20/37 (Call 04/20/32)(b)	385	358,358
6.30%, 10/18/28 (Call 10/18/27)(b)	275	284,889
6.34%, 10/18/33	600	637,824
7.25%, 04/01/32	200	229,454
Series F, 3.88%, 04/29/24	516	507,692
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(1 day SOFR + 0.745%)(b)	130	118,970
National Australia Bank Ltd., 5.13%, 11/22/24	250	251,042
National Australia Bank Ltd./New York
2.50%, 07/12/26	275	254,570
3.38%, 01/14/26	260	249,584
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(b)	270	231,914
3.03%, 11/28/35 (Call 08/28/30)(b)	200	146,704
3.07%, 05/22/28 (Call 05/22/27)(b)	270	238,990
3.75%, 11/01/29 (Call 11/01/24)(b)	205	189,162
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(b)	620	601,908
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(b)	275	249,117
4.80%, 04/05/26	275	268,730
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(b)	280	263,250
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(b)	340	319,148
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	170	141,296
3.15%, 05/03/29 (Call 02/03/29)	155	142,152
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(b)	220	199,879
3.65%, 08/03/28 (Call 05/03/28)	131	126,133
3.95%, 10/30/25	238	234,271
4.00%, 05/10/27 (Call 04/10/27)	205	201,236
6.13%, 11/02/32	160	168,726
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	240	215,669
0.50%, 09/16/24	205	190,972
0.50%, 02/02/26	235	208,903
1.50%, 02/12/25	825	776,680
2.88%, 05/23/25	125	120,910
3.63%, 09/09/27	65	63,894
4.63%, 11/03/25	65	65,618
PNC Bank NA
2.70%, 10/22/29	75	63,536
2.95%, 02/23/25 (Call 01/24/25)	30	28,844
3.25%, 06/01/25 (Call 05/02/25)	375	362,359
3.25%, 01/22/28 (Call 12/23/27)	250	233,385
3.88%, 04/10/25 (Call 03/10/25)	250	243,337
4.05%, 07/26/28	260	245,435
	Par
Security	(000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	$180	$158,004
2.20%, 11/01/24 (Call 10/02/24)	350	333,564
2.31%, 04/23/32 (Call 04/23/31),
(1 day SOFR + 0.979%)(b)	365	297,187
2.55%, 01/22/30 (Call 10/24/29)	523	444,540
2.60%, 07/23/26 (Call 05/23/26)	315	292,591
3.15%, 05/19/27 (Call 04/19/27)(a)	178	165,554
3.45%, 04/23/29 (Call 01/23/29)	379	349,123
3.50%, 01/23/24 (Call 12/23/23)	364	358,449
3.90%, 04/29/24 (Call 03/29/24)	409	403,695
5.35%, 12/02/28	340	342,492
6.04%, 10/28/33	300	315,225
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	115	97,727
2.25%, 05/18/25 (Call 04/18/25)	255	238,800
Royal Bank of Canada
0.43%, 01/19/24	175	166,434
0.65%, 07/29/24	340	317,108
0.75%, 10/07/24	225	208,577
0.88%, 01/20/26	339	301,310
1.15%, 06/10/25	240	219,730
1.15%, 07/14/26	20	17,612
1.20%, 04/27/26	85	75,647
1.40%, 11/02/26	505	444,557
1.60%, 01/21/25	85	79,468
2.05%, 01/21/27	110	98,850
2.25%, 11/01/24	372	354,252
2.30%, 11/03/31	455	367,217
2.55%, 07/16/24	195	187,892
3.38%, 04/14/25	140	135,572
3.63%, 05/04/27	210	199,849
3.88%, 05/04/32	115	105,547
3.97%, 07/26/24	225	221,571
4.24%, 08/03/27	175	169,747
4.65%, 01/27/26	315	311,866
5.66%, 10/25/24	120	121,567
6.00%, 11/01/27	190	197,678
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1 day SOFR + 1.249%)(b)	205	177,909
3.24%, 10/05/26 (Call 08/05/26)	243	225,113
3.45%, 06/02/25 (Call 05/02/25)	95	90,625
3.50%, 06/07/24 (Call 05/07/24)	262	254,305
4.26%, 06/09/25 (Call 06/09/24)(b)	100	96,815
4.40%, 07/13/27 (Call 04/14/27)	249	239,082
4.50%, 07/17/25 (Call 04/17/25)	255	250,081
5.81%, 09/09/26 (Call 09/09/25)(b)	210	209,023
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24),
(1 day SOFR + 0.787%)(b)	115	106,795
1.53%, 08/21/26 (Call 08/21/25)(b)	360	316,796
1.67%, 06/14/27 (Call 06/14/26),
(1 day SOFR + 0.989%)(b)	250	211,557
2.90%, 03/15/32 (Call 03/15/31),
(1 day SOFR + 1.475%)(b)	205	158,215
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(b)	200	176,524
Santander UK PLC
2.88%, 06/18/24(a)	15	14,464

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.00%, 03/13/24	$470	$463,476
Signature Bank/New York NY, 4.00%, 10/15/30
(Call 10/15/25)(b)	55	50,004
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1 day SOFR + 0.560%)(b)	225	199,436
1.75%, 02/06/26 (Call 02/06/25),
(1 day SOFR + 0.441%)(b)	130	120,955
2.20%, 02/07/28 (Call 02/07/27),
(1 day SOFR + 0.730%)(b)	50	44,882
2.20%, 03/03/31	185	150,240
2.35%, 11/01/25 (Call 11/01/24),
(1 day SOFR + 0.940%)(b)	200	189,382
2.40%, 01/24/30	156	133,152
2.62%, 02/07/33 (Call 02/07/32),
(1 day SOFR + 1.002%)(b)	50	41,168
2.65%, 05/19/26	325	307,057
2.90%, 03/30/26 (Call 03/30/25),
(1 day SOFR + 2.600%)(b)	65	61,757
3.15%, 03/30/31 (Call 03/30/30),
(1 day SOFR + 2.650%)(b)	470	413,623
3.30%, 12/16/24	236	230,841
3.55%, 08/18/25	345	336,006
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(b)	113	111,628
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(b)	130	123,843
4.16%, 08/04/33 (Call 08/04/32)(b)	130	121,037
5.75%, 11/04/26	55	56,178
5.82%, 11/04/28	60	62,032
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	240,950
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	295	257,334
1.71%, 01/12/31	225	170,651
1.90%, 09/17/28	75	62,248
2.13%, 07/08/30	35	27,828
2.14%, 09/23/30	180	139,486
2.22%, 09/17/31	240	187,769
2.35%, 01/15/25	305	288,292
2.45%, 09/27/24	340	323,415
2.47%, 01/14/29	200	169,348
2.63%, 07/14/26	163	150,035
2.70%, 07/16/24	605	579,874
2.72%, 09/27/29	200	169,602
2.75%, 01/15/30	320	270,528
3.01%, 10/19/26	385	356,687
3.04%, 07/16/29	465	405,266
3.20%, 09/17/29	240	206,998
3.35%, 10/18/27	260	239,912
3.36%, 07/12/27	390	361,315
3.45%, 01/11/27	272	254,519
3.54%, 01/17/28	185	170,243
3.78%, 03/09/26	305	294,044
3.94%, 07/19/28	55	51,080
4.31%, 10/16/28	250	235,690
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	120	104,318
1.80%, 02/02/31 (Call 11/02/30)	105	75,081
2.10%, 05/15/28 (Call 03/15/28)	65	53,298
3.13%, 06/05/30 (Call 03/05/30)	220	179,940
	Par
Security	(000)	Value

Banks (continued)
3.50%, 01/29/25	$135	$129,875
4.35%, 04/29/28 (Call 04/29/27)(b)	150	141,986
4.57%, 04/29/33 (Call 04/29/32)(b)	75	66,933
Synchrony Bank, 5.63%, 08/23/27 (Call 07/23/27)	250	242,032
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	10	9,857
Toronto-Dominion Bank (The)
0.55%, 03/04/24	550	520,894
0.70%, 09/10/24	120	111,368
0.75%, 09/11/25	100	89,437
0.75%, 01/06/26	365	322,262
1.15%, 06/12/25	205	186,843
1.20%, 06/03/26	475	419,753
1.25%, 12/13/24	85	78,961
1.25%, 09/10/26	195	171,440
1.45%, 01/10/25(a)	150	139,946
1.95%, 01/12/27	100	89,499
2.00%, 09/10/31	230	181,203
2.45%, 01/12/32	110	89,531
2.65%, 06/12/24	332	320,878
2.80%, 03/10/27	175	161,023
3.20%, 03/10/32	110	95,211
3.25%, 03/11/24	522	511,315
3.63%, 09/15/31 (Call 09/15/26)(b)	435	401,588
3.77%, 06/06/25	335	325,878
4.11%, 06/08/27	325	314,645
4.29%, 09/13/24	140	138,380
4.46%, 06/08/32	410	392,571
4.69%, 09/15/27	250	247,455
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	400	370,736
2.15%, 12/06/24 (Call 11/05/24)	25	23,766
2.25%, 03/11/30 (Call 12/11/29)	290	235,668
2.64%, 09/17/29 (Call 09/17/24)(b)	260	242,791
3.20%, 04/01/24 (Call 03/01/24)	226	221,091
3.30%, 05/15/26 (Call 04/15/26)	180	168,890
4.05%, 11/03/25 (Call 09/03/25)	50	49,199
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	254	214,815
1.20%, 08/05/25 (Call 07/03/25)	100	90,987
1.27%, 03/02/27 (Call 03/02/26),
(1 day SOFR + 0.609%)(b)	75	66,500
1.89%, 06/07/29 (Call 06/07/28),
(1 day SOFR + 0.862%)(b)	230	193,954
1.95%, 06/05/30 (Call 03/05/30)	70	57,079
2.50%, 08/01/24 (Call 07/01/24)	175	168,196
2.85%, 10/26/24 (Call 09/26/24)	308	297,232
3.70%, 06/05/25 (Call 05/05/25)	225	219,040
3.75%, 12/06/23 (Call 11/06/23)	240	237,384
3.88%, 03/19/29 (Call 02/16/29)	445	412,070
4.00%, 05/01/25 (Call 03/01/25)	319	313,484
4.12%, 06/06/28 (Call 06/06/27)(b)	270	255,841
4.26%, 07/28/26 (Call 07/28/25)(b)	225	221,179
4.92%, 07/28/33 (Call 07/28/32)(b)	150	141,462
5.90%, 10/28/26 (Call 10/28/25)(b)	255	258,726
6.12%, 10/28/33	250	263,467
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	300	234,336
1.45%, 05/12/25 (Call 04/11/25)	215	199,636
2.22%, 01/27/28 (Call 01/27/27),
(1 day SOFR + 0.730%)(b)	100	89,580

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.40%, 07/30/24 (Call 06/28/24)	$305	$294,471
2.49%, 11/03/36 (Call 11/03/31)(b)	100	77,526
2.68%, 01/27/33 (Call 01/27/32),
(1 day SOFR + 1.020%)(b)	195	161,327
3.00%, 07/30/29 (Call 04/30/29)	270	239,822
3.10%, 04/27/26 (Call 03/27/26)	258	245,172
3.38%, 02/05/24 (Call 01/05/24)	199	195,965
3.60%, 09/11/24 (Call 08/11/24)	302	297,017
3.70%, 01/30/24 (Call 12/29/23)	237	234,222
3.90%, 04/26/28 (Call 03/24/28)	272	262,276
3.95%, 11/17/25 (Call 10/17/25)	299	293,642
4.55%, 07/22/28 (Call 07/22/27)(b)	485	472,652
4.97%, 07/22/33 (Call 07/22/32)(b)	195	185,802
5.73%, 10/21/26	330	336,920
5.85%, 10/21/33	200	208,664
Series V, 2.38%, 07/22/26 (Call 06/22/26)	250	231,297
Series X, 3.15%, 04/27/27 (Call 03/27/27)	253	239,171
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	305	288,704
2.80%, 01/27/25 (Call 12/27/24)(a)	300	289,389
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26),
(1 day SOFR + 2.360%)(b)	10	8,906
Wachovia Corp., 7.57%, 08/01/26(c)	135	146,278
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	90	81,875
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24),
(1 day SOFR + 0.510%)(b)	175	163,114
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(b)	666	620,792
2.19%, 04/30/26 (Call 04/30/25),
(1 day SOFR + 2.000%)(b)	500	465,525
2.39%, 06/02/28 (Call 06/02/27),
(1 day SOFR + 2.100%)(b)	617	545,465
2.41%, 10/30/25 (Call 10/30/24),
(1 day SOFR + 1.087%)(b)	694	654,858
2.57%, 02/11/31 (Call 02/11/30),
(1 day SOFR + 1.262%)(b)	650	544,940
2.88%, 10/30/30 (Call 10/30/29),
(3 mo. SOFR + 1.432%)(b)	840	723,190
3.00%, 02/19/25	480	462,480
3.00%, 04/22/26	689	647,874
3.00%, 10/23/26	646	603,319
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(b)	570	530,653
3.30%, 09/09/24	553	539,109
3.35%, 03/02/33 (Call 03/02/32),
(1 day SOFR + 1.500%)(b)	765	654,098
3.53%, 03/24/28 (Call 03/24/27),
(1 day SOFR + 1.510%)(b)	620	576,092
3.55%, 09/29/25	633	613,276
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(b)	654	607,370
3.75%, 01/24/24 (Call 12/22/23)	536	528,753
3.91%, 04/25/26 (Call 04/25/25),
(1 day SOFR + 1.320%)(b)	535	518,217
4.10%, 06/03/26	576	560,223
4.15%, 01/24/29 (Call 10/24/28)	622	587,218
4.30%, 07/22/27	628	606,931
4.48%, 01/16/24	200	199,066
	Par
Security	(000)	Value

Banks (continued)
4.48%, 04/04/31 (Call 04/04/30),
(1 day SOFR + 4.032%)(b)	$430	$408,586
4.54%, 08/15/26 (Call 08/15/25)(b)	120	117,440
4.81%, 07/25/28 (Call 07/25/27)(b)	305	297,878
4.90%, 07/25/33 (Call 07/25/32)(b)	695	669,674
Western Alliance Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (1 day SOFR + 2.250%)(b)	45	38,165
Westpac Banking Corp.
1.02%, 11/18/24	40	37,163
1.15%, 06/03/26	340	301,716
1.95%, 11/20/28	370	316,243
2.15%, 06/03/31	315	261,362
2.35%, 02/19/25	52	49,393
2.65%, 01/16/30	295	258,078
2.67%, 11/15/35 (Call 11/15/30)(b)	250	183,560
2.70%, 08/19/26	250	234,245
2.85%, 05/13/26	450	424,305
2.89%, 02/04/30 (Call 02/04/25)(b)	611	556,199
3.02%, 11/18/36 (Call 11/18/31)(b)	210	154,363
3.30%, 02/26/24(a)	390	383,943
3.35%, 03/08/27	423	401,782
3.40%, 01/25/28	247	233,585
3.74%, 08/26/25	20	19,531
4.11%, 07/24/34 (Call 07/24/29)(b)	200	170,370
4.32%, 11/23/31 (Call 11/23/26)(b)	150	136,761
5.41%, 08/10/33 (Call 08/10/32)(b)	150	137,733
5.46%, 11/18/27	300	308,787
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	40	33,262
		239,167,718
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	742	720,512
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	355	327,661
4.00%, 04/13/28 (Call 01/13/28)	275	266,513
4.75%, 01/23/29 (Call 10/23/28)	848	848,110
4.90%, 01/23/31 (Call 10/23/30)	155	157,643
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	35	34,229
Coca-Cola Co. (The)
1.00%, 03/15/28	170	144,162
1.38%, 03/15/31	270	213,789
1.45%, 06/01/27	305	271,465
1.65%, 06/01/30	125	103,641
1.75%, 09/06/24	255	244,688
2.00%, 03/05/31	230	192,243
2.13%, 09/06/29	245	213,400
2.25%, 01/05/32	250	210,935
2.90%, 05/25/27	145	137,724
3.38%, 03/25/27	248	240,421
3.45%, 03/25/30	368	344,017
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	225	218,572
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32
(Call 06/01/32)	50	38,670
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	165	132,003
2.88%, 05/01/30 (Call 02/01/30)	100	86,257
3.15%, 08/01/29 (Call 05/01/29)	55	48,855
3.60%, 05/09/24	85	83,381
3.60%, 02/15/28 (Call 11/15/27)	245	228,999
3.70%, 12/06/26 (Call 09/06/26)	359	344,317

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
4.35%, 05/09/27 (Call 04/09/27)	$70	$68,397
4.40%, 11/15/25 (Call 09/15/25)	225	222,572
4.65%, 11/15/28 (Call 08/15/28)	105	102,748
4.75%, 11/15/24	180	179,075
4.75%, 05/09/32 (Call 02/09/32)(a)	155	150,032
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	10	9,164
2.00%, 04/29/30 (Call 01/29/30)	235	195,360
2.38%, 10/24/29 (Call 07/24/29)	225	193,288
3.88%, 05/18/28 (Call 02/18/28)	200	191,998
5.20%, 10/24/25	210	212,955
5.30%, 10/24/27	10	10,306
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 01/03/23)	60	56,741
2.25%, 03/15/31 (Call 12/15/30)(a)	85	68,850
2.55%, 09/15/26 (Call 06/15/26)	100	91,851
3.13%, 12/15/23 (Call 10/15/23)	139	136,313
3.20%, 05/01/30 (Call 02/01/30)	165	145,386
3.40%, 11/15/25 (Call 08/15/25)	55	53,148
3.43%, 06/15/27 (Call 03/15/27)	170	159,686
3.95%, 04/15/29 (Call 02/15/29)	160	151,037
4.05%, 04/15/32 (Call 01/15/32)	210	193,378
4.42%, 05/25/25 (Call 03/25/25)	64	63,870
4.60%, 05/25/28 (Call 02/25/28)	15	14,929
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	438	411,208
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	150	120,313
1.63%, 05/01/30 (Call 02/01/30)	279	231,523
1.95%, 10/21/31 (Call 07/21/31)	110	90,580
2.25%, 03/19/25 (Call 02/19/25)	323	308,633
2.38%, 10/06/26 (Call 07/06/26)	224	210,049
2.63%, 03/19/27 (Call 01/19/27)	185	172,611
2.63%, 07/29/29 (Call 04/29/29)	275	245,864
2.75%, 04/30/25 (Call 01/30/25)	250	240,205
2.75%, 03/19/30 (Call 12/19/29)	425	378,722
2.85%, 02/24/26 (Call 11/24/25)	215	206,460
3.00%, 10/15/27 (Call 07/15/27)	318	301,521
3.50%, 07/17/25 (Call 04/17/25)	230	225,391
3.60%, 03/01/24 (Call 12/01/23)	194	191,563
3.60%, 02/18/28 (Call 01/18/28)	160	155,106
3.90%, 07/18/32 (Call 04/18/32)	225	216,063
7.00%, 03/01/29	30	34,150
		12,263,253
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	230	195,465
1.90%, 02/21/25 (Call 01/21/25)	55	51,891
2.00%, 01/15/32 (Call 10/15/31)	300	239,088
2.20%, 02/21/27 (Call 12/21/26)	132	120,124
2.30%, 02/25/31 (Call 11/25/30)	245	204,413
2.45%, 02/21/30 (Call 11/21/29)	225	193,054
2.60%, 08/19/26 (Call 05/19/26)	460	428,462
3.00%, 02/22/29 (Call 12/22/28)	110	99,546
3.13%, 05/01/25 (Call 02/01/25)	378	365,783
3.20%, 11/02/27 (Call 08/02/27)	57	53,728
3.35%, 02/22/32 (Call 11/22/31)	105	93,870
3.63%, 05/22/24 (Call 02/22/24)	359	353,410
4.05%, 08/18/29 (Call 06/18/29)	225	214,396
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	185	181,890
	Par
Security	(000)	Value

Biotechnology (continued)
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	$335	$276,576
4.05%, 09/15/25 (Call 06/15/25)	320	311,955
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	75	69,585
3.70%, 03/15/32 (Call 12/15/31)	125	108,413
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	165	140,663
1.65%, 10/01/30 (Call 07/01/30)	295	237,738
2.95%, 03/01/27 (Call 12/01/26)	252	235,824
3.50%, 02/01/25 (Call 11/01/24)	490	478,534
3.65%, 03/01/26 (Call 12/01/25)	493	478,348
3.70%, 04/01/24 (Call 01/01/24)	414	407,525
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	160	126,517
5.75%, 12/13/27	150	151,038
5.80%, 12/12/25	150	150,764
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	303	238,182
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	115	103,135
1.75%, 09/02/27 (Call 07/02/27)	165	140,432
2.15%, 09/02/31 (Call 06/02/31)	60	46,257
2.20%, 09/02/30 (Call 06/02/30)	270	214,034
		6,710,640
Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	79	74,607
2.49%, 02/15/27 (Call 12/15/26)	56	50,826
2.70%, 02/15/31 (Call 11/15/30)	35	29,314
2.72%, 02/15/30 (Call 11/15/29)	540	460,928
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	165	129,246
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	135	116,496
4.00%, 06/15/25 (Call 03/15/25)	40	38,778
4.00%, 03/25/32 (Call 12/25/31)	140	121,953
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	89	87,290
3.90%, 02/14/26 (Call 11/14/25)	111	108,431
Johnson Controls International PLC/Tyco Fire & Security
Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	140	112,606
2.00%, 09/16/31 (Call 06/16/31)	100	79,288
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	165	149,523
1.70%, 08/01/27 (Call 06/01/27)	50	42,918
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	150	122,227
3.50%, 12/15/27 (Call 09/15/27)	124	115,872
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	115	96,061
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	10	8,312
2.00%, 02/15/31 (Call 11/15/30)	130	101,445
3.50%, 11/15/27 (Call 08/15/27)	50	46,003
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	170	159,912
3.88%, 06/01/30 (Call 03/01/30)	75	67,748
3.95%, 08/15/29 (Call 05/15/29)	70	63,733
4.20%, 12/01/24 (Call 09/01/24)	115	113,209

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials (continued)
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	$100	$89,422
3.90%, 04/01/27 (Call 01/01/27)	95	90,788
		2,676,936
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	35	32,139
1.85%, 05/15/27 (Call 03/15/27)	145	129,748
2.05%, 05/15/30 (Call 02/15/30)	192	161,510
3.35%, 07/31/24 (Call 04/30/24)	272	266,231
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	100	97,967
5.05%, 06/01/32 (Call 03/01/32)	105	100,978
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	68	61,114
5.00%, 06/30/32 (Call 03/30/32)	70	65,256
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	40	33,191
3.50%, 05/08/24 (Call 04/08/24)	155	150,527
5.90%, 07/05/24	265	263,415
6.05%, 03/15/25	440	437,879
6.17%, 07/15/27 (Call 06/15/27)	400	391,764
6.33%, 07/15/29 (Call 05/15/29)	175	168,343
6.38%, 07/15/32 (Call 04/15/32)	180	171,862
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	150	120,035
4.80%, 11/30/28 (Call 08/30/28)	213	210,546
6.30%, 03/15/33	50	52,136
7.38%, 11/01/29	209	231,083
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	471	468,061
4.73%, 11/15/28 (Call 08/15/28)	500	497,950
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	187	182,693
4.50%, 12/01/28 (Call 09/01/28)	155	147,746
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	388	299,858
1.65%, 02/01/27 (Call 01/01/27)	25	22,252
2.13%, 02/01/32 (Call 11/01/31)	65	52,555
2.70%, 11/01/26 (Call 08/01/26)	230	214,954
3.25%, 12/01/27 (Call 09/01/27)	35	32,895
4.80%, 03/24/30 (Call 12/24/29)	40	39,954
5.25%, 01/15/28	150	153,287
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	165	152,866
2.30%, 07/15/30 (Call 04/15/30)	164	138,259
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	110	102,972
3.45%, 10/01/29 (Call 07/01/29)	148	131,819
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	87	68,897
4.50%, 05/01/29 (Call 02/01/29)	170	154,107
International Flavors & Fragrances Inc., 4.45%, 09/26/28
(Call 06/26/28)	25	23,583
Linde Inc., 4.80%, 12/05/24	50	50,136
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	249	192,908
2.65%, 02/05/25 (Call 11/05/24)	70	67,293
3.20%, 01/30/26 (Call 10/30/25)	40	38,725
4.70%, 12/05/25 (Call 12/28/22)	100	99,892
	Par
Security	(000)	Value

Chemicals (continued)
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	$25	$23,150
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	170	151,667
2.25%, 10/01/30 (Call 07/01/30)	150	119,901
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	85	80,404
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	125	98,715
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	152	130,913
3.00%, 04/01/25 (Call 01/01/25)	85	81,217
4.00%, 12/15/26 (Call 09/15/26)	110	105,768
4.20%, 04/01/29 (Call 01/01/29)	180	170,377
5.95%, 11/07/25	100	102,017
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	145	129,260
2.55%, 06/15/30 (Call 03/15/30)	155	131,632
2.80%, 08/15/29 (Call 05/15/29)	45	39,220
3.75%, 03/15/28 (Call 12/15/27)	40	37,993
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	75	59,836
3.75%, 03/15/27 (Call 12/15/26)	84	78,806
4.55%, 03/01/29 (Call 12/01/28)	107	99,713
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	25	19,828
2.30%, 05/15/30 (Call 02/15/30)	195	161,758
2.95%, 08/15/29 (Call 05/15/29)	90	79,289
3.13%, 06/01/24 (Call 04/01/24)	190	185,014
3.45%, 08/01/25 (Call 05/01/25)	135	130,055
3.45%, 06/01/27 (Call 03/01/27)	270	253,746
3.95%, 01/15/26 (Call 10/15/25)	90	87,887
4.25%, 08/08/25	75	73,893
Westlake Corp.
0.88%, 08/15/24 (Call 01/03/23)	15	13,911
3.38%, 06/15/30 (Call 03/15/30)	85	73,620
3.60%, 08/15/26 (Call 05/15/26)	154	144,737
		9,343,713
Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	300	239,313
1.70%, 05/15/28 (Call 03/15/28)	235	206,995
3.38%, 09/15/25 (Call 06/15/25)	354	345,508
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	90	76,974
3.88%, 08/15/30 (Call 05/15/30)	125	110,638
5.25%, 10/01/25 (Call 07/01/25)	135	134,536
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	55	53,408
3.70%, 04/01/27 (Call 01/01/27)	190	184,026
4.00%, 05/01/32 (Call 02/01/32)	75	71,212
Emory University, Series 2020, 2.14%, 09/01/30
(Call 06/01/30)	70	58,133
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	195	151,057
2.60%, 12/01/24 (Call 11/01/24)	45	42,905
2.60%, 12/15/25 (Call 11/15/25)	94	87,180
3.10%, 05/15/30 (Call 02/15/30)	115	97,480
5.10%, 12/15/27 (Call 11/15/27)	95	93,733
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	35	30,539
1.50%, 11/15/24 (Call 10/15/24)	15	13,898

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
2.15%, 01/15/27 (Call 12/15/26)	$190	$165,929
2.65%, 02/15/25 (Call 01/15/25)	109	102,445
2.90%, 05/15/30 (Call 02/15/30)	215	177,113
2.90%, 11/15/31 (Call 08/15/31)	165	131,147
3.20%, 08/15/29 (Call 05/15/29)	282	241,479
4.45%, 06/01/28 (Call 03/01/28)	80	74,840
4.80%, 04/01/26 (Call 01/01/26)	78	76,412
4.95%, 08/15/27 (Call 07/15/27)	40	38,877
5.30%, 08/15/29 (Call 06/15/29)	110	106,766
5.40%, 08/15/32 (Call 05/15/32)	180	173,090
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	150	128,844
2.65%, 07/15/31 (Call 04/15/31)	100	74,199
Leland Stanford Junior University (The), 1.29%, 06/01/27
(Call 04/01/27)	10	8,698
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)	200	159,610
3.25%, 01/15/28 (Call 10/15/27)	162	149,811
3.75%, 03/24/25 (Call 02/24/25)	35	34,149
4.25%, 02/01/29 (Call 11/01/28)	70	67,306
4.25%, 08/08/32 (Call 05/08/32)	25	23,580
4.88%, 02/15/24 (Call 11/15/23)	126	125,764
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	299	278,187
2.30%, 06/01/30 (Call 03/01/30)	230	190,925
2.40%, 10/01/24 (Call 09/01/24)	285	273,090
2.65%, 10/01/26 (Call 08/01/26)	210	195,390
2.85%, 10/01/29 (Call 07/01/29)	296	259,184
3.90%, 06/01/27 (Call 05/01/27)(a)	25	24,300
4.40%, 06/01/32 (Call 03/01/32)	130	123,864
Quanta Services Inc.
0.95%, 10/01/24 (Call 01/03/23)	20	18,316
2.35%, 01/15/32 (Call 10/15/31)	90	69,686
2.90%, 10/01/30 (Call 07/01/30)	140	116,547
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	75	65,145
4.00%, 03/18/29 (Call 12/18/28)	205	193,159
4.75%, 05/20/32 (Call 02/20/32)	60	58,726
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	195	151,897
2.45%, 03/01/27 (Call 02/01/27)(d)	30	27,617
2.50%, 12/01/29 (Call 09/01/29)	199	172,497
2.70%, 03/01/29 (Call 01/01/29)(d)	100	89,038
2.90%, 03/01/32 (Call 12/01/31)(d)	20	17,257
2.95%, 01/22/27 (Call 10/22/26)	314	296,614
4.25%, 05/01/29 (Call 02/01/29)(d)	265	256,157
4.75%, 08/01/28 (Call 05/01/28)(d)	200	199,066
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	35	27,267
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	235	230,173
4.13%, 03/15/29 (Call 12/15/28)	175	165,909
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	10	9,200
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	145	117,298
		7,684,103
Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	125	101,876
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	315	284,826
	Par
Security	(000)	Value

Computers (continued)
0.70%, 02/08/26 (Call 01/08/26)	$360	$321,520
1.13%, 05/11/25 (Call 04/11/25)	450	415,980
1.25%, 08/20/30 (Call 05/20/30)	370	297,251
1.40%, 08/05/28 (Call 06/05/28)	125	107,306
1.65%, 05/11/30 (Call 02/11/30)	403	336,025
1.65%, 02/08/31 (Call 11/08/30)	385	315,623
1.70%, 08/05/31 (Call 05/05/31)	175	142,490
1.80%, 09/11/24 (Call 08/11/24)	35	33,451
2.05%, 09/11/26 (Call 07/11/26)	235	216,679
2.20%, 09/11/29 (Call 06/11/29)	309	270,851
2.45%, 08/04/26 (Call 05/04/26)	448	420,000
2.50%, 02/09/25	485	465,576
2.75%, 01/13/25 (Call 11/13/24)	426	412,296
2.85%, 05/11/24 (Call 03/11/24)	358	349,651
2.90%, 09/12/27 (Call 06/12/27)	361	341,466
3.00%, 02/09/24 (Call 12/09/23)	266	261,310
3.00%, 06/20/27 (Call 03/20/27)	77	73,567
3.00%, 11/13/27 (Call 08/13/27)	525	497,206
3.20%, 05/13/25	310	301,447
3.20%, 05/11/27 (Call 02/11/27)	435	417,783
3.25%, 02/23/26 (Call 11/23/25)	674	652,520
3.25%, 08/08/29 (Call 06/08/29)	265	248,649
3.35%, 02/09/27 (Call 11/09/26)	557	539,020
3.35%, 08/08/32 (Call 05/08/32)	265	244,341
3.45%, 05/06/24	528	520,054
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	135	119,208
2.30%, 09/14/31 (Call 06/14/31)	150	114,624
Dell Inc., 7.10%, 04/15/28	50	52,804
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	308	302,213
4.90%, 10/01/26 (Call 08/01/26)	387	382,867
5.30%, 10/01/29 (Call 07/01/29)	387	380,990
5.85%, 07/15/25 (Call 06/15/25)	110	111,792
6.02%, 06/15/26 (Call 03/15/26)	648	661,926
6.10%, 07/15/27 (Call 05/15/27)	120	123,527
6.20%, 07/15/30 (Call 04/15/30)	75	77,274
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	130	114,829
2.38%, 09/15/28 (Call 07/15/28)	200	171,620
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	125	109,934
2.20%, 03/15/31 (Call 12/15/30)	195	152,449
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	10	9,578
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	200	181,688
4.90%, 10/15/25 (Call 07/15/25)	591	590,344
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	200	175,542
2.20%, 06/17/25 (Call 05/17/25)	255	237,997
2.65%, 06/17/31 (Call 03/17/31)	125	98,367
3.00%, 06/17/27 (Call 04/17/27)(a)	155	142,047
3.40%, 06/17/30 (Call 03/17/30)	205	176,200
4.00%, 04/15/29 (Call 02/15/29)	160	146,518
4.20%, 04/15/32 (Call 01/15/32)	130	113,919
4.75%, 01/15/28 (Call 12/15/27)	125	121,825
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	265	233,772
1.95%, 05/15/30 (Call 02/15/30)	205	168,846
2.72%, 02/09/32 (Call 11/09/31)	50	42,366

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
3.00%, 05/15/24	$563	$549,032
3.30%, 05/15/26	610	582,483
3.45%, 02/19/26	330	317,717
3.50%, 05/15/29	540	502,891
3.63%, 02/12/24	333	328,385
4.15%, 07/27/27 (Call 06/27/27)	150	147,222
4.40%, 07/27/32 (Call 04/27/32)(a)	150	144,691
6.22%, 08/01/27	55	58,582
6.50%, 01/15/28	45	48,810
7.00%, 10/30/25	136	144,614
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	40	32,558
2.70%, 10/15/28 (Call 08/15/28)	170	127,792
3.15%, 10/15/31 (Call 07/15/31)	70	46,405
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	205	158,623
3.63%, 05/15/25 (Call 04/15/25)	45	43,333
4.38%, 05/15/30 (Call 02/15/30)	185	168,361
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	155	142,879
2.38%, 06/22/27 (Call 04/22/27)	295	264,810
2.70%, 06/22/30 (Call 03/22/30)	85	71,146
3.30%, 09/29/24 (Call 07/29/24)	259	250,906
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	35	28,603
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	130	103,421
3.10%, 02/01/32 (Call 11/01/31)	20	14,864
4.75%, 02/15/26 (Call 11/15/25)	430	404,909
		18,586,867
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	45	43,752
3.10%, 08/15/27 (Call 07/15/27)	45	43,232
3.25%, 08/15/32 (Call 05/15/32)	85	77,882
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	280	227,214
2.00%, 12/01/24 (Call 11/01/24)	145	137,679
2.38%, 12/01/29 (Call 09/01/29)	155	133,661
2.60%, 04/15/30 (Call 01/15/30)	60	52,163
3.15%, 03/15/27 (Call 12/15/26)	115	108,852
GSK Consumer Healthcare Capital U.K. PLC, 3.13%, 03/24/25	250	239,082
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	280	261,873
3.38%, 03/24/29 (Call 01/24/29)	260	236,259
3.63%, 03/24/32 (Call 12/24/31)	380	335,563
GSK Consumer Healthcare Capital UK PLC, 3.13%,
03/24/25(d)	10	9,563
Procter & Gamble Co. (The)
0.55%, 10/29/25	235	211,422
1.00%, 04/23/26	110	98,922
1.20%, 10/29/30	435	346,447
1.90%, 02/01/27	60	55,040
1.95%, 04/23/31	100	84,690
2.30%, 02/01/32	55	47,147
2.45%, 11/03/26	185	174,070
2.70%, 02/02/26	442	423,158
2.80%, 03/25/27	115	108,405
2.85%, 08/11/27	241	227,603
3.00%, 03/25/30	276	254,019
	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp.
0.63%, 08/12/24 (Call 01/03/23)	$20	$18,681
1.38%, 09/14/30 (Call 06/14/30)	415	327,140
1.75%, 08/12/31 (Call 05/12/31)	105	83,953
2.00%, 07/28/26	150	137,612
2.60%, 05/05/24 (Call 03/05/24)	235	228,206
2.90%, 05/05/27 (Call 02/05/27)	250	234,687
3.25%, 03/07/24 (Call 02/07/24)	150	147,501
3.38%, 03/22/25 (Call 01/22/25)	30	29,284
3.50%, 03/22/28 (Call 12/22/27)	50	47,546
		5,192,308
Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	35	32,940
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	600	551,604
1.75%, 01/30/26 (Call 12/30/25)	35	30,883
2.45%, 10/29/26 (Call 09/29/26)	585	511,085
2.88%, 08/14/24 (Call 07/14/24)	295	279,082
3.00%, 10/29/28 (Call 08/29/28)	600	503,742
3.15%, 02/15/24 (Call 01/15/24)	155	149,473
3.30%, 01/30/32 (Call 10/30/31)	730	576,715
3.50%, 01/15/25 (Call 11/15/24)	215	205,086
3.65%, 07/21/27 (Call 04/21/27)	210	189,447
3.88%, 01/23/28 (Call 10/23/27)	285	254,864
4.45%, 10/01/25 (Call 08/01/25)	165	158,512
4.45%, 04/03/26 (Call 02/03/26)	5	4,785
4.63%, 10/15/27 (Call 08/15/27)	115	107,142
6.50%, 07/15/25 (Call 06/15/25)(a)	405	407,475
Series 3NC1, 1.75%, 10/29/24 (Call 01/02/23)	225	205,954
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	75	63,201
3.50%, 08/01/25	250	240,702
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	30	27,617
1.88%, 08/15/26 (Call 07/15/26)	95	83,262
2.10%, 09/01/28 (Call 07/01/28)	165	134,345
2.20%, 01/15/27 (Call 12/15/26)	50	43,681
2.30%, 02/01/25 (Call 01/01/25)	240	223,618
2.88%, 01/15/26 (Call 12/15/25)	90	82,928
2.88%, 01/15/32 (Call 10/15/31)	10	7,924
3.00%, 02/01/30 (Call 11/01/29)	160	133,950
3.13%, 12/01/30 (Call 09/01/30)	80	66,001
3.25%, 03/01/25 (Call 01/01/25)	280	265,530
3.25%, 10/01/29 (Call 07/01/29)	230	195,307
3.38%, 07/01/25 (Call 06/01/25)	106	100,056
3.63%, 04/01/27 (Call 01/01/27)	230	211,188
3.63%, 12/01/27 (Call 09/01/27)	220	197,582
3.75%, 06/01/26 (Call 04/01/26)	60	56,480
4.25%, 02/01/24 (Call 01/01/24)	135	132,582
4.25%, 09/15/24 (Call 06/15/24)	156	153,493
4.63%, 10/01/28 (Call 07/01/28)	205	191,552
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	110	106,063
4.25%, 06/15/26 (Call 04/15/26)	120	111,871
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	105	83,924
3.88%, 05/21/24 (Call 04/21/24)	345	335,878
4.63%, 03/30/25	170	167,566

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.75%, 06/09/27 (Call 05/09/27)	$115	$108,872
5.13%, 09/30/24	80	79,386
5.80%, 05/01/25 (Call 04/01/25)	144	144,740
7.10%, 11/15/27	150	154,018
8.00%, 11/01/31	470	502,810
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	90	80,080
2.25%, 03/04/25 (Call 02/01/25)	10	9,451
2.50%, 07/30/24 (Call 06/30/24)	511	492,870
2.55%, 03/04/27 (Call 02/01/27)	305	277,324
3.00%, 10/30/24 (Call 09/29/24)	342	331,685
3.13%, 05/20/26 (Call 04/20/26)	265	251,045
3.30%, 05/03/27 (Call 04/03/27)	365	341,768
3.38%, 05/03/24	390	382,364
3.40%, 02/22/24 (Call 01/22/24)	189	185,872
3.63%, 12/05/24 (Call 11/04/24)	355	347,190
3.95%, 08/01/25 (Call 07/01/25)	415	407,036
4.05%, 05/03/29 (Call 03/03/29)	195	186,558
4.20%, 11/06/25 (Call 10/06/25)	344	340,268
4.42%, 08/03/33 (Call 08/03/32)(b)	220	208,789
4.99%, 05/26/33 (Call 02/26/32)(b)	135	129,790
5.85%, 11/05/27 (Call 10/05/27)	140	145,415
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	15	14,132
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	317	296,477
3.00%, 04/02/25 (Call 03/02/25)	75	72,105
3.70%, 10/15/24	45	44,010
4.50%, 05/13/32 (Call 02/13/32)	115	113,071
Barings BDC Inc., 3.30%, 11/23/26	15	12,702
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	69	65,883
Brookfield Finance I UK PLC, 2.34%, 01/30/32
(Call 10/30/31)	135	104,525
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	125	101,843
3.90%, 01/25/28 (Call 10/25/27)	210	195,806
4.00%, 04/01/24 (Call 02/01/24)	208	204,697
4.25%, 06/02/26 (Call 03/02/26)	170	165,456
4.35%, 04/15/30 (Call 01/15/30)	144	132,404
4.85%, 03/29/29 (Call 12/29/28)	190	183,217
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23),
(1 day SOFR + 0.690%)(b)	115	109,797
1.88%, 11/02/27 (Call 11/02/26),
(1 day SOFR + 0.855%)(b)	195	169,203
2.36%, 07/29/32 (Call 07/29/31),
(1 day SOFR + 1.337%)(b)	205	149,632
2.62%, 11/02/32 (Call 11/02/31),
(1 day SOFR + 1.265%)(b)	90	69,569
2.64%, 03/03/26 (Call 03/03/25),
(1 day SOFR + 1.290%)(b)	370	346,316
3.20%, 02/05/25 (Call 01/05/25)	300	288,351
3.27%, 03/01/30 (Call 03/01/29),
(1 day SOFR + 1.790%)(b)	290	249,481
3.30%, 10/30/24 (Call 09/30/24)	355	343,867
3.65%, 05/11/27 (Call 04/11/27)	256	241,812
3.75%, 04/24/24 (Call 03/24/24)	160	156,854
3.75%, 07/28/26 (Call 06/28/26)	339	320,870
3.75%, 03/09/27 (Call 02/09/27)	228	215,978
3.80%, 01/31/28 (Call 12/31/27)	365	342,625
	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.90%, 01/29/24 (Call 12/29/23)	$200	$197,350
4.20%, 10/29/25 (Call 09/29/25)	305	296,640
4.25%, 04/30/25 (Call 03/31/25)	285	279,756
4.93%, 05/10/28 (Call 05/10/27),
(1 day SOFR + 2.057%)(b)	230	220,793
4.99%, 07/24/26 (Call 07/24/25)(b)	345	341,674
5.25%, 07/26/30 (Call 07/26/29)(b)	110	105,406
5.27%, 05/10/33 (Call 05/10/32)(b)	230	217,591
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	170	134,084
3.00%, 03/16/32 (Call 12/16/31)	105	88,492
3.65%, 01/12/27 (Call 10/12/26)	70	66,854
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	265	236,253
1.15%, 05/13/26 (Call 04/13/26)	120	106,992
1.65%, 03/11/31 (Call 12/11/30)	225	176,974
1.95%, 12/01/31 (Call 09/01/31)	115	91,234
2.00%, 03/20/28 (Call 01/20/28)	305	270,001
2.30%, 05/13/31 (Call 02/13/31)	190	157,565
2.45%, 03/03/27 (Call 02/03/27)	145	133,409
2.75%, 10/01/29 (Call 07/01/29)	21	18,503
2.90%, 03/03/32 (Call 12/03/31)	190	163,278
3.00%, 03/10/25 (Call 12/10/24)	100	96,374
3.20%, 03/02/27 (Call 12/02/26)	199	188,182
3.20%, 01/25/28 (Call 10/25/27)	230	215,487
3.25%, 05/22/29 (Call 02/22/29)	95	86,907
3.30%, 04/01/27 (Call 01/01/27)	141	134,308
3.45%, 02/13/26 (Call 11/13/25)	55	53,495
3.55%, 02/01/24 (Call 01/01/24)	120	118,309
3.63%, 04/01/25 (Call 01/01/25)	10	9,769
3.75%, 04/01/24 (Call 03/02/24)	230	227,249
3.85%, 05/21/25 (Call 03/21/25)	160	157,398
4.00%, 02/01/29 (Call 11/01/28)	65	62,383
4.20%, 03/24/25 (Call 02/24/25)	45	44,808
4.63%, 03/22/30 (Call 12/22/29)	195	193,220
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	180	138,584
Citigroup Global Markets Holdings Inc./U.S, 0.75%,
06/07/24 (Call 03/07/23)	20	18,759
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	180	153,662
3.00%, 03/15/25 (Call 12/15/24)	375	363,236
3.75%, 06/15/28 (Call 03/15/28)	188	181,945
Credit Suisse USA Inc., 7.13%, 07/15/32	135	134,397
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	80	76,912
3.95%, 11/06/24 (Call 08/06/24)	70	68,154
4.10%, 02/09/27 (Call 11/09/26)	274	257,755
4.50%, 01/30/26 (Call 11/30/25)(a)	198	191,668
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	75	70,394
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	75	58,187
2.85%, 03/30/25	220	210,564
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	210	161,368
2.10%, 06/15/30 (Call 03/15/30)	310	257,043
3.10%, 09/15/27 (Call 06/15/27)	120	112,506
3.65%, 05/23/25 (Call 04/23/25)	160	157,066
3.75%, 12/01/25 (Call 09/01/25)	282	276,064
3.75%, 09/21/28 (Call 06/21/28)	95	90,578
4.00%, 09/15/27 (Call 08/15/27)	340	332,911

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.35%, 06/15/29 (Call 04/15/29)	$275	$271,351
Invesco Finance PLC
3.75%, 01/15/26	105	101,338
4.00%, 01/30/24	155	153,241
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25
(Call 05/01/25)	135	133,257
Jefferies Financial Group Inc.
4.15%, 01/23/30	200	178,210
4.85%, 01/15/27	195	189,298
6.45%, 06/08/27	40	41,610
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	35	26,269
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
2.63%, 10/15/31 (Call 07/15/31)	210	159,426
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	65	60,743
3.75%, 02/13/25	165	159,860
4.38%, 03/11/29 (Call 12/11/28)	150	140,367
4.50%, 09/19/28 (Call 06/19/28)	120	112,296
Legg Mason Inc., 4.75%, 03/15/26	103	104,351
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	170	140,831
2.00%, 03/03/25 (Call 02/03/25)	157	149,343
2.00%, 11/18/31 (Call 08/18/31)	100	82,431
2.95%, 11/21/26 (Call 08/21/26)	208	198,515
2.95%, 06/01/29 (Call 03/01/29)	100	91,632
3.30%, 03/26/27 (Call 01/26/27)	195	187,818
3.35%, 03/26/30 (Call 12/26/29)	302	281,536
3.38%, 04/01/24	148	145,660
3.50%, 02/26/28 (Call 11/26/27)	205	197,151
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	111	104,933
4.50%, 06/20/28 (Call 03/20/28)	150	144,547
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	155	119,838
3.85%, 06/30/26 (Call 03/30/26)	185	179,239
Nomura Holdings Inc.
1.65%, 07/14/26	225	196,391
1.85%, 07/16/25	232	211,839
2.17%, 07/14/28	220	181,269
2.33%, 01/22/27	200	176,092
2.65%, 01/16/25	415	392,648
2.68%, 07/16/30	215	171,901
2.71%, 01/22/29	200	167,790
3.00%, 01/22/32	200	159,048
3.10%, 01/16/30	240	200,458
5.39%, 07/06/27	215	213,263
5.61%, 07/06/29	200	197,356
ORIX Corp.
2.25%, 03/09/31	25	19,797
3.25%, 12/04/24	355	342,468
3.70%, 07/18/27	75	70,496
4.00%, 04/13/32	110	98,121
4.05%, 01/16/24	285	281,477
5.00%, 09/13/27	80	79,462
5.20%, 09/13/32	100	97,823
Private Export Funding Corp.
1.75%, 11/15/24	105	99,024
Series GG, 2.45%, 07/15/24	40	38,528
Series PP, 1.40%, 07/15/28	25	21,472
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	$110	$104,729
4.88%, 03/15/27 (Call 09/15/26)	100	90,465
6.63%, 03/15/25 (Call 09/15/24)	125	123,915
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)	140	136,779
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	90	78,967
4.25%, 07/18/24	253	248,552
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	160	121,194
3.70%, 08/04/26 (Call 05/04/26)	139	126,846
3.95%, 12/01/27 (Call 09/01/27)	230	206,386
4.25%, 08/15/24 (Call 05/15/24)	380	370,679
4.38%, 03/19/24 (Call 02/19/24)	123	121,050
4.50%, 07/23/25 (Call 04/23/25)	125	119,681
4.88%, 06/13/25 (Call 05/13/25)	185	179,272
5.15%, 03/19/29 (Call 12/19/28)	125	119,364
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	105	89,966
1.10%, 02/15/31 (Call 11/15/30)	275	216,150
1.90%, 04/15/27 (Call 02/15/27)	255	231,729
2.05%, 04/15/30 (Call 01/15/30)	404	349,044
2.75%, 09/15/27 (Call 06/15/27)	161	150,801
3.15%, 12/14/25 (Call 09/14/25)	864	832,801
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	240	209,314
2.75%, 03/15/31 (Call 12/15/30)	110	84,278
2.85%, 01/10/25 (Call 12/10/24)	140	133,357
		37,289,788
Electric — 1.7%
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	110	103,234
4.70%, 05/15/32 (Call 02/15/32)	50	48,027
Series I, 2.10%, 07/01/30 (Call 04/01/30)	182	147,111
AEP Transmission Co. LLC, 3.10%, 12/01/26
(Call 09/01/26)	25	23,480
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	170	151,001
2.45%, 01/15/31 (Call 10/15/30)	185	147,402
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	15	13,104
3.75%, 09/01/27 (Call 08/01/27)	70	67,637
3.94%, 09/01/32 (Call 03/01/32)	95	88,478
Series 13-A, 3.55%, 12/01/23	40	39,520
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	280	220,066
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	45	38,221
1.95%, 03/15/27 (Call 02/15/27)	90	79,419
2.50%, 09/15/24 (Call 08/15/24)	83	79,157
3.50%, 01/15/31 (Call 10/15/30)	20	17,835
3.65%, 02/15/26 (Call 11/15/25)	235	225,922
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	60	47,518
3.25%, 03/01/25 (Call 12/01/24)	66	63,975
3.80%, 05/15/28 (Call 02/15/28)	20	19,142
3.85%, 09/01/32 (Call 06/01/32)	105	98,127
American Electric Power Co. Inc.
2.03%, 03/15/24	80	76,743
2.30%, 03/01/30 (Call 12/01/29)	153	126,152

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.20%, 11/13/27 (Call 08/13/27)	$25	$23,005
3.88%, 02/15/62 (Call 11/15/26)(b)	150	115,341
5.75%, 11/01/27 (Call 10/01/27)	100	102,736
5.95%, 11/01/32	200	211,530
Series J, 4.30%, 12/01/28 (Call 09/01/28)	204	195,989
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	10	9,680
4.50%, 08/01/32 (Call 05/01/32)	210	197,255
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	160	123,122
2.60%, 08/15/29 (Call 05/15/29)	35	29,347
2.95%, 09/15/27 (Call 06/15/27)	65	59,280
3.15%, 05/15/25 (Call 02/15/25)(a)	40	38,288
6.35%, 12/15/32	150	157,564
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	40	32,786
4.00%, 10/15/28 (Call 07/15/28)	90	85,732
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	213	204,329
3.20%, 04/15/25 (Call 03/15/25)	55	52,665
3.80%, 06/01/29 (Call 03/01/29)	176	161,485
Baltimore Gas & Electric Co., 2.25%, 06/15/31
(Call 03/15/31)	235	192,888
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	280	218,070
3.25%, 04/15/28 (Call 01/15/28)	150	140,179
3.50%, 02/01/25 (Call 11/01/24)	175	171,283
3.70%, 07/15/30 (Call 04/15/30)	35	32,505
4.05%, 04/15/25 (Call 03/15/25)	83	82,272
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	140	113,105
3.05%, 10/15/29 (Call 07/15/29)	72	61,250
3.15%, 01/15/27 (Call 07/15/26)	5	4,638
3.95%, 01/15/26 (Call 07/15/25)	35	33,725
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	105	99,809
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	15	12,560
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	80	78,341
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	25	23,024
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	115	102,817
2.50%, 09/01/24 (Call 08/01/24)	116	110,686
2.65%, 06/01/31 (Call 03/01/31)	95	78,859
2.95%, 03/01/30 (Call 12/01/29)	45	39,015
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	175	165,258
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	55	51,514
3.45%, 08/15/27 (Call 05/15/27)	60	55,800
4.75%, 06/01/50 (Call 03/01/30)(b)	100	84,060
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	25	21,148
2.55%, 06/15/26 (Call 03/15/26)	85	79,564
3.15%, 03/15/32 (Call 12/15/31)(a)	75	66,332
3.70%, 08/15/28 (Call 05/15/28)	185	175,620
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	162,144
Connecticut Light & Power Co. (The)
Series A, 2.05%, 07/01/31 (Call 04/01/31)	150	122,071
Series A, 3.20%, 03/15/27 (Call 12/15/26)	20	18,897
	Par
Security	(000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	$120	$99,451
3.80%, 05/15/28 (Call 02/15/28)	175	166,630
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	115	104,119
Series B, 3.13%, 11/15/27 (Call 08/15/27)	70	64,791
Series D, 4.00%, 12/01/28 (Call 09/01/28)	76	73,345
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 01/03/23)	95	91,138
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	95	91,232
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	65	59,908
3.80%, 11/15/28 (Call 08/15/28)	148	141,430
Dominion Energy Inc.
3.07%, 08/15/24(c)	15	14,428
3.90%, 10/01/25 (Call 07/01/25)	229	223,174
4.25%, 06/01/28 (Call 03/01/28)	114	109,290
4.35%, 08/15/32 (Call 05/15/32)	210	198,118
5.38%, 11/15/32	200	200,084
Series A, 1.45%, 04/15/26 (Call 03/15/26)	195	175,213
Series A, 3.30%, 03/15/25 (Call 02/15/25)	5	4,809
Series C, 2.25%, 08/15/31 (Call 05/15/31)	70	56,125
Series C, 3.38%, 04/01/30 (Call 01/01/30)	335	297,185
Series D, 2.85%, 08/15/26 (Call 05/15/26)	184	170,500
Dominion Energy South Carolina Inc.
6.63%, 02/01/32	25	27,776
Series A, 2.30%, 12/01/31 (Call 09/01/31)	80	65,191
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	125	105,852
Series A, 1.90%, 04/01/28 (Call 02/01/28)	220	191,418
Series A, 3.00%, 03/01/32 (Call 12/01/31)	100	87,084
Series C, 2.63%, 03/01/31 (Call 12/01/30)	40	34,251
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	215	199,305
2.95%, 03/01/30 (Call 12/01/29)	60	51,583
4.22%, 11/01/24(c)	150	147,414
Series C, 3.40%, 06/15/29 (Call 03/15/29)	109	97,559
Series F, 1.05%, 06/01/25 (Call 05/01/25)	300	271,857
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	220	190,929
2.45%, 02/01/30 (Call 11/01/29)(a)	210	180,739
2.55%, 04/15/31 (Call 01/15/31)	125	105,852
2.85%, 03/15/32 (Call 12/15/31)	110	94,316
2.95%, 12/01/26 (Call 09/01/26)	60	57,134
3.95%, 11/15/28 (Call 08/15/28)	140	135,164
Series A, 6.00%, 12/01/28	30	31,914
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	192	173,297
2.45%, 06/01/30 (Call 03/01/30)	230	192,616
2.55%, 06/15/31 (Call 03/15/31)	225	185,839
2.65%, 09/01/26 (Call 06/01/26)	285	265,056
3.15%, 08/15/27 (Call 05/15/27)	175	162,657
3.40%, 06/15/29 (Call 03/15/29)	180	163,607
3.75%, 04/15/24 (Call 01/15/24)	230	226,596
4.30%, 03/15/28 (Call 02/15/28)	155	149,563
4.50%, 08/15/32 (Call 05/15/32)	160	151,902
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	75	60,382
2.40%, 12/15/31 (Call 09/15/31)	190	156,636
2.50%, 12/01/29 (Call 09/01/29)	115	99,443

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.80%, 07/15/28 (Call 04/15/28)	$210	$200,964
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	195	160,879
3.65%, 02/01/29 (Call 11/01/28)	75	70,612
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	135	107,718
3.40%, 04/01/32 (Call 01/01/32)	105	93,808
3.45%, 03/15/29 (Call 12/15/28)	106	98,258
3.70%, 09/01/28 (Call 06/01/28)	135	128,799
Edison International
3.55%, 11/15/24 (Call 10/15/24)	187	179,941
4.13%, 03/15/28 (Call 12/15/27)	147	136,206
4.70%, 08/15/25	70	68,734
4.95%, 04/15/25 (Call 03/15/25)	70	69,239
5.75%, 06/15/27 (Call 04/15/27)	117	118,395
Emera U.S. Finance LP
0.83%, 06/15/24	15	13,889
2.64%, 06/15/31 (Call 03/15/31)	190	151,006
3.55%, 06/15/26 (Call 03/15/26)	135	126,874
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	80	75,962
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	195	187,629
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	140	135,247
3.70%, 06/01/24 (Call 03/01/24)	162	159,531
4.00%, 06/01/28 (Call 03/01/28)	15	14,285
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	30	26,785
1.90%, 06/15/28 (Call 04/15/28)	10	8,486
2.40%, 06/15/31 (Call 03/05/31)	160	127,790
2.80%, 06/15/30 (Call 03/15/30)	175	147,402
2.95%, 09/01/26 (Call 06/01/26)	217	202,843
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 01/03/23)	15	13,928
1.60%, 12/15/30 (Call 09/15/30)	135	103,990
2.35%, 06/15/32 (Call 03/15/32)	10	8,046
2.40%, 10/01/26 (Call 07/01/26)	50	45,479
3.05%, 06/01/31 (Call 03/01/31)	20	17,230
3.12%, 09/01/27 (Call 06/01/27)	30	27,874
3.25%, 04/01/28 (Call 01/01/28)	100	91,773
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	200	178,470
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	100	78,647
4.00%, 03/30/29 (Call 12/30/28)	188	178,404
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	129	122,525
2.90%, 09/15/29 (Call 06/15/29)	155	133,901
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	75	69,458
3.10%, 04/01/27 (Call 01/01/27)	160	149,384
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	185	179,650
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	25	20,801
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	10	8,310
2.90%, 03/01/27 (Call 02/01/27)	80	73,430
3.38%, 03/01/32 (Call 12/01/31)	80	70,322
4.20%, 06/27/24	70	69,054
4.60%, 07/01/27 (Call 06/01/27)	60	59,480
Series H, 3.15%, 01/15/25 (Call 10/15/24)	75	72,082
Series L, 2.90%, 10/01/24 (Call 08/01/24)	180	173,102
	Par
Security	(000)	Value

Electric (continued)
Series M, 3.30%, 01/15/28 (Call 10/15/27)	$180	$166,104
Series N, 3.80%, 12/01/23 (Call 11/01/23)	177	174,980
Series O, 4.25%, 04/01/29 (Call 01/01/29)	65	61,844
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	200	177,926
Series R, 1.65%, 08/15/30 (Call 05/15/30)	194	152,156
Series U, 1.40%, 08/15/26 (Call 07/15/26)	165	145,451
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(d)	60	55,579
3.35%, 03/15/32 (Call 12/15/31)(d)	10	8,781
3.40%, 04/15/26 (Call 01/15/26)	307	293,906
3.95%, 06/15/25 (Call 03/15/25)	247	242,107
4.05%, 04/15/30 (Call 01/15/30)	244	230,243
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	250	210,350
2.85%, 04/01/25 (Call 03/01/25)	435	417,761
3.13%, 12/01/25 (Call 06/01/25)	125	120,359
3.25%, 06/01/24 (Call 12/01/23)	285	279,311
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	255	237,744
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	125	116,509
4.70%, 05/15/32 (Call 02/15/32)	120	116,815
Series A, 2.20%, 09/15/24 (Call 08/15/24)	105	100,083
Series B, 2.65%, 09/15/29 (Call 06/15/29)	199	171,070
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	145	136,886
Iberdrola International BV, 5.81%, 03/15/25	30	30,706
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	25	20,617
3.25%, 12/01/24 (Call 09/01/24)	175	168,915
3.60%, 04/01/29 (Call 01/01/29)	10	9,213
4.10%, 09/26/28 (Call 06/26/28)	140	134,499
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	95	92,133
4.25%, 05/01/30 (Call 02/01/30)	112	100,654
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	85	79,715
3.35%, 11/15/27 (Call 08/15/27)	180	165,704
3.65%, 06/15/24 (Call 03/15/24)	25	24,369
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25
(Call 07/01/25)	50	48,021
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	18	17,023
3.50%, 10/15/24 (Call 07/15/24)	149	145,971
3.65%, 04/15/29 (Call 01/15/29)	229	216,531
6.75%, 12/30/31	15	16,984
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	35	32,811
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	30	28,451
1.00%, 06/15/26 (Call 05/15/26)	20	17,692
1.35%, 03/15/31 (Call 12/15/30)	155	116,162
1.65%, 06/15/31 (Call 03/15/31)	90	68,683
1.88%, 02/07/25	155	145,488
2.40%, 03/15/30 (Call 12/15/29)	95	79,986
2.85%, 01/27/25 (Call 10/27/24)	87	83,784
2.95%, 02/07/24 (Call 12/07/23)	40	39,075
3.05%, 04/25/27 (Call 01/25/27)	88	81,938
3.25%, 11/01/25 (Call 08/01/25)	220	210,415
3.40%, 02/07/28 (Call 11/07/27)	25	23,342
3.45%, 06/15/25	45	43,433
3.70%, 03/15/29 (Call 12/15/28)	145	133,777
3.90%, 11/01/28 (Call 08/01/28)	70	66,326

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
5.45%, 10/30/25	$110	$111,736
5.80%, 01/15/33	100	105,432
Series D, 1.00%, 10/18/24	75	69,667
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	124	116,740
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	267	225,193
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	250	222,917
1.90%, 06/15/28 (Call 04/15/28)	250	214,477
2.25%, 06/01/30 (Call 03/01/30)	406	337,142
2.44%, 01/15/32 (Call 10/15/31)	190	154,774
2.75%, 11/01/29 (Call 08/01/29)	224	195,200
3.50%, 04/01/29 (Call 01/01/29)	165	151,486
3.55%, 05/01/27 (Call 02/01/27)	391	370,844
4.20%, 06/20/24	125	123,340
4.26%, 09/01/24	135	133,226
4.45%, 06/20/25	165	164,195
4.63%, 07/15/27 (Call 06/15/27)	255	253,154
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(b)	160	128,914
5.00%, 07/15/32 (Call 04/15/32)	180	179,867
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 11/01/30)	190	159,741
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	40	32,205
3.20%, 05/15/27 (Call 02/15/27)	215	202,773
3.25%, 05/15/29 (Call 02/15/29)	185	170,109
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	55	47,042
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	115	89,243
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	100	88,300
3.30%, 03/15/30 (Call 09/15/29)	20	17,811
3.80%, 08/15/28 (Call 02/15/28)	130	122,387
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	235	209,040
2.75%, 06/01/24 (Call 05/01/24)	193	186,930
2.75%, 05/15/30 (Call 02/15/30)	145	126,836
2.95%, 04/01/25 (Call 01/01/25)	125	119,965
3.70%, 11/15/28 (Call 08/15/28)	85	80,571
4.15%, 06/01/32 (Call 03/01/32)(d)	95	91,092
4.55%, 09/15/32 (Call 06/15/32)(d)	120	118,684
5.75%, 03/15/29 (Call 12/15/28)	25	26,157
7.00%, 05/01/32	5	5,715
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	227	193,751
2.50%, 02/01/31 (Call 11/01/30)	293	230,143
2.95%, 03/01/26 (Call 12/01/25)	35	32,000
3.00%, 06/15/28 (Call 04/15/28)(a)	145	125,367
3.15%, 01/01/26	413	382,298
3.25%, 02/16/24 (Call 02/16/23)	5	4,859
3.25%, 06/01/31 (Call 03/01/31)	285	234,720
3.30%, 03/15/27 (Call 12/15/26)	35	31,302
3.30%, 12/01/27 (Call 09/01/27)	135	119,015
3.45%, 07/01/25	35	33,143
3.50%, 06/15/25 (Call 03/15/25)(a)	140	132,019
3.75%, 07/01/28	130	115,219
4.20%, 03/01/29 (Call 01/01/29)	95	85,566
4.40%, 03/01/32 (Call 12/01/31)	30	26,393
4.55%, 07/01/30 (Call 01/01/30)	545	499,215
	Par
Security	(000)	Value

Electric (continued)
4.95%, 06/08/25	$200	$196,492
5.45%, 06/15/27 (Call 05/15/27)	265	258,746
5.90%, 06/15/32 (Call 03/15/32)	210	205,930
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	5	4,293
3.50%, 06/15/29 (Call 03/15/29)	60	55,233
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	5	4,808
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	10	9,090
Potomac Electric Power Co., 3.60%, 03/15/24
(Call 12/15/23)	190	187,097
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	207	193,533
Progress Energy Inc.
7.00%, 10/30/31	5	5,501
7.75%, 03/01/31	55	63,076
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	5	4,036
3.70%, 06/15/28 (Call 12/15/27)	137	130,612
4.10%, 06/01/32 (Call 03/01/32)	50	47,690
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	85	68,831
Public Service Co. of New Hampshire, Series V, 2.20%,
06/15/31 (Call 03/15/31)	25	20,686
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31
(Call 05/15/31)	100	80,853
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	80	71,355
1.90%, 08/15/31 (Call 05/15/31)	300	242,166
2.25%, 09/15/26 (Call 06/15/26)	271	247,754
2.45%, 01/15/30 (Call 10/15/29)	75	64,834
3.00%, 05/15/27 (Call 02/15/27)	110	103,031
3.10%, 03/15/32 (Call 12/15/31)	15	13,289
3.20%, 05/15/29 (Call 02/15/29)	55	50,363
3.65%, 09/01/28 (Call 06/01/28)	105	99,146
3.70%, 05/01/28 (Call 02/01/28)	157	150,444
4.90%, 12/15/32	100	99,935
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	205	183,688
1.60%, 08/15/30 (Call 05/15/30)	125	97,622
2.88%, 06/15/24 (Call 05/15/24)	185	178,671
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	112	95,909
3.65%, 05/15/25 (Call 02/15/25)	110	104,739
4.10%, 06/15/30 (Call 03/15/30)	125	112,850
4.22%, 03/15/32 (Call 12/15/31)	90	80,646
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	10	9,326
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	280	224,358
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	35	30,282
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	268	249,278
3.30%, 04/01/25 (Call 03/01/25)	55	53,098
3.40%, 02/01/28 (Call 11/01/27)	294	272,891
3.70%, 04/01/29 (Call 02/01/29)	200	183,090
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	243	227,961
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	115	109,034
2.25%, 06/01/30 (Call 03/01/30)	80	66,362
2.75%, 02/01/32 (Call 11/01/31)	5	4,197
2.85%, 08/01/29 (Call 05/01/29)	129	113,096
5.85%, 11/01/27 (Call 10/01/27)	60	61,995
6.65%, 04/01/29	83	86,261

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	$20	$17,822
Series A, 4.20%, 03/01/29 (Call 12/01/28)	60	57,158
Series B, 3.65%, 03/01/28 (Call 12/01/27)	53	49,658
Series C, 4.20%, 06/01/25	120	118,007
Series D, 4.70%, 06/01/27 (Call 05/01/27)	120	118,470
Series E, 3.70%, 08/01/25 (Call 06/01/25)	175	169,948
Series G, 2.50%, 06/01/31 (Call 03/01/31)	135	111,783
Series K, 0.98%, 08/01/24	5	4,677
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	305	289,762
4.48%, 08/01/24(c)	10	9,846
5.11%, 08/01/27	295	294,144
5.15%, 10/06/25	95	95,667
5.70%, 10/15/32	70	72,059
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	25	23,638
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	50	42,218
Series A, 3.70%, 04/30/30 (Call 01/30/30)	149	135,362
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	165	145,641
4.15%, 12/01/25 (Call 09/01/25)	210	206,678
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	20	18,286
Series M, 4.10%, 09/15/28 (Call 06/15/28)	150	143,551
Series N, 1.65%, 03/15/26 (Call 02/15/26)	50	44,897
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)	10	9,766
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	90	74,227
3.88%, 07/12/24(a)	125	122,282
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	15	11,593
3.05%, 03/15/25 (Call 12/15/24)	132	126,741
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	45	35,904
2.95%, 06/15/27 (Call 03/15/27)	130	121,537
2.95%, 03/15/30 (Call 12/15/29)	91	80,554
3.50%, 04/15/24 (Call 01/15/24)	120	117,948
3.50%, 03/15/29 (Call 12/15/28)	118	109,703
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	125	102,216
2.40%, 03/30/32 (Call 12/30/31)	60	49,034
3.45%, 02/15/24 (Call 11/15/23)	190	186,873
Series A, 2.88%, 07/15/29 (Call 04/15/29)	200	177,998
Series A, 3.10%, 05/15/25 (Call 02/15/25)	220	211,631
Series A, 3.15%, 01/15/26 (Call 10/15/25)	160	152,693
Series A, 3.50%, 03/15/27 (Call 12/15/26)	130	123,843
Series A, 3.80%, 04/01/28 (Call 01/01/28)	230	219,885
Series B, 2.95%, 11/15/26 (Call 08/15/26)	225	210,073
Series B, 3.75%, 05/15/27 (Call 04/15/27)	110	105,729
WEC Energy Group Inc.
0.80%, 03/15/24 (Call 02/15/24)	40	37,859
1.38%, 10/15/27 (Call 08/15/27)	40	33,972
1.80%, 10/15/30 (Call 07/15/30)	70	55,411
2.20%, 12/15/28 (Call 10/15/28)	105	89,278
5.00%, 09/27/25 (Call 08/27/25)	135	135,690
5.15%, 10/01/27 (Call 09/01/27)	205	208,153
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	100	85,685
2.05%, 12/15/24 (Call 11/15/24)	156	147,971
4.75%, 09/30/32 (Call 06/30/32)	65	64,522
	Par
Security	(000)	Value

Electric (continued)
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	$135	$107,996
3.05%, 10/15/27 (Call 07/15/27)	155	143,913
3.95%, 09/01/32 (Call 06/01/32)	200	185,270
Wisconsin Public Service Corp., 5.35%, 11/10/25	50	50,687
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	165	145,730
2.35%, 11/15/31 (Call 05/15/31)	155	124,835
2.60%, 12/01/29 (Call 06/01/29)	200	171,774
3.30%, 06/01/25 (Call 12/01/24)	60	57,716
3.35%, 12/01/26 (Call 06/01/26)	77	72,880
4.00%, 06/15/28 (Call 12/15/27)(a)	15	14,441
4.60%, 06/01/32 (Call 12/01/31)	100	96,309
		42,709,433
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	15	11,631
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	145	126,463
1.80%, 10/15/27 (Call 08/15/27)	35	30,921
1.95%, 10/15/30 (Call 07/15/30)	35	28,665
2.00%, 12/21/28 (Call 10/21/28)	180	155,414
2.20%, 12/21/31 (Call 09/21/31)	340	279,562
3.15%, 06/01/25 (Call 03/01/25)	205	198,422
		831,078
Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	45	36,825
2.30%, 03/12/31 (Call 12/12/30)	225	184,547
2.75%, 09/15/29 (Call 06/15/29)	120	105,155
3.05%, 09/22/26 (Call 06/22/26)	65	60,954
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	115	99,268
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	20	19,264
3.55%, 10/01/27 (Call 07/01/27)	15	13,642
5.41%, 07/01/32 (Call 04/01/32)	110	105,641
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	65	52,226
2.80%, 02/15/30 (Call 11/15/29)	185	160,580
3.20%, 04/01/24 (Call 02/01/24)	20	19,556
4.35%, 06/01/29 (Call 03/01/29)	45	43,490
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	171	164,423
3.88%, 01/12/28 (Call 10/12/27)	85	78,225
4.00%, 04/01/25 (Call 01/01/25)	55	53,414
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	95	73,985
4.63%, 04/15/26 (Call 01/15/26)	127	122,875
5.50%, 06/01/32 (Call 03/01/32)	70	65,351
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	130	122,521
4.75%, 06/15/25 (Call 03/15/25)	75	73,806
4.88%, 06/15/29 (Call 03/15/29)	155	144,457
4.88%, 05/12/30 (Call 02/12/30)	140	130,098
6.00%, 01/15/28 (Call 12/28/22)	40	39,629
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	270	254,529
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	40	35,166
1.35%, 06/01/25 (Call 05/01/25)	375	347,711
1.75%, 09/01/31 (Call 06/01/31)	175	140,784

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
1.95%, 06/01/30 (Call 03/01/30)	$175	$146,533
2.30%, 08/15/24 (Call 07/15/24)	30	28,920
2.50%, 11/01/26 (Call 08/01/26)	460	430,169
2.70%, 08/15/29 (Call 05/15/29)	245	220,390
3.35%, 12/01/23	60	59,149
4.85%, 11/01/24	60	60,255
4.95%, 02/15/28	110	112,243
5.00%, 02/15/33	110	113,381
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	10	8,129
3.15%, 08/15/27 (Call 05/15/27)	40	36,876
3.35%, 03/01/26 (Call 12/01/25)	195	186,523
3.50%, 02/15/28 (Call 11/15/27)	160	149,288
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	35	31,055
3.00%, 01/15/31 (Call 10/15/30)	130	106,716
3.60%, 01/15/30 (Call 10/15/29)	106	94,256
3.95%, 01/12/28 (Call 10/12/27)	175	164,243
4.25%, 05/15/27 (Call 04/15/27)	90	85,853
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	172	150,615
4.55%, 10/30/24 (Call 07/30/24)	172	170,566
4.60%, 04/06/27 (Call 01/06/27)	169	166,039
Legrand France SA, 8.50%, 02/15/25	80	86,482
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 12/12/22)	15	13,828
1.75%, 08/09/26 (Call 07/09/26)	215	183,642
2.38%, 08/09/28 (Call 06/09/28)	120	98,310
2.65%, 08/09/31 (Call 05/09/31)	150	116,535
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	10	9,920
4.90%, 06/15/28 (Call 03/15/28)	185	179,668
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)(a)	105	87,419
3.13%, 08/15/27 (Call 05/15/27)	155	144,077
3.45%, 08/01/24 (Call 05/01/24)	20	19,556
3.70%, 02/15/26 (Call 11/15/25)	210	203,188
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	30	25,328
2.40%, 04/01/28 (Call 02/01/28)	115	90,992
2.95%, 04/01/31 (Call 01/01/31)	145	104,987
		6,633,253
Entertainment — 0.1%
Magallanes Inc.
3.43%, 03/15/24(d)	75	72,840
3.64%, 03/15/25(d)	175	167,162
3.76%, 03/15/27 (Call 02/15/27)(d)	755	687,948
3.79%, 03/15/25 (Call 03/15/23)(d)	30	28,727
4.05%, 03/15/29 (Call 01/15/29)(d)	330	289,153
4.28%, 03/15/32 (Call 12/15/31)(d)	960	815,817
		2,061,647
Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	125	111,812
1.45%, 02/15/31 (Call 11/15/30)	150	116,850
2.30%, 03/01/30 (Call 12/01/29)	214	181,797
2.50%, 08/15/24 (Call 07/15/24)	222	213,118
2.90%, 07/01/26 (Call 04/01/26)	120	112,554
3.20%, 03/15/25 (Call 12/15/24)	145	139,317
3.38%, 11/15/27 (Call 08/15/27)	140	131,557
	Par
Security	(000)	Value

Environmental Control (continued)
3.95%, 05/15/28 (Call 02/15/28)	$161	$154,558
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	25	20,098
2.60%, 02/01/30 (Call 11/01/29)	164	141,501
3.20%, 06/01/32 (Call 03/01/32)	120	104,723
3.50%, 05/01/29 (Call 02/01/29)	147	136,281
4.25%, 12/01/28 (Call 09/01/28)	90	87,016
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	110	92,287
1.50%, 03/15/31 (Call 12/15/30)	20	15,848
2.00%, 06/01/29 (Call 04/01/29)(a)	120	102,875
3.13%, 03/01/25 (Call 12/01/24)	100	96,717
3.15%, 11/15/27 (Call 08/15/27)	155	145,122
4.15%, 04/15/32 (Call 01/15/32)(a)	215	207,548
		2,311,579
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	45	47,755
Bestfoods, Series E, 7.25%, 12/15/26	70	77,161
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	65	54,383
3.30%, 03/19/25 (Call 12/19/24)	203	195,694
3.95%, 03/15/25 (Call 01/15/25)	205	201,066
4.15%, 03/15/28 (Call 12/15/27)	271	262,428
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	130	108,425
4.30%, 05/01/24 (Call 04/01/24)	348	343,821
4.60%, 11/01/25 (Call 09/01/25)	239	236,629
4.85%, 11/01/28 (Call 08/01/28)	315	307,994
7.00%, 10/01/28	35	37,603
8.25%, 09/15/30	20	22,927
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	135	109,404
3.50%, 10/01/26 (Call 07/01/26)	25	23,555
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	120	97,451
2.88%, 04/15/30 (Call 01/15/30)	160	140,501
3.20%, 02/10/27 (Call 11/10/26)	222	211,930
3.65%, 02/15/24 (Call 11/15/23)	200	197,594
4.00%, 04/17/25 (Call 02/17/25)	193	190,223
4.20%, 04/17/28 (Call 01/17/28)	245	240,833
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	75	68,656
1.70%, 06/01/30 (Call 03/01/30)	60	48,631
2.05%, 11/15/24 (Call 10/15/24)	115	109,593
2.30%, 08/15/26 (Call 05/15/26)	306	283,827
2.45%, 11/15/29 (Call 08/15/29)	80	69,529
3.20%, 08/21/25 (Call 05/21/25)	20	19,328
Hormel Foods Corp.
0.65%, 06/03/24 (Call 01/03/23)	238	223,846
1.70%, 06/03/28 (Call 04/03/28)	285	247,129
1.80%, 06/11/30 (Call 03/11/30)	100	81,877
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	60	51,448
3.20%, 10/01/26 (Call 07/01/26)	150	140,508
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(d)	15	12,618
3.00%, 05/15/32 (Call 02/15/32)(d)	250	196,870
3.63%, 01/15/32 (Call 01/15/27)(d)	200	165,830
5.13%, 02/01/28 (Call 01/01/28)(d)	425	407,753

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
5.50%, 01/15/30 (Call 01/15/25)(d)	$225	$216,108
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	110	86,125
2.38%, 03/15/30 (Call 12/15/29)	95	79,389
3.38%, 12/15/27 (Call 09/15/27)	105	97,820
3.50%, 03/15/25	450	437,314
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	45	36,715
2.65%, 12/01/23	271	264,954
3.25%, 04/01/26	205	196,119
3.40%, 11/15/27 (Call 08/15/27)	135	126,756
4.30%, 05/15/28 (Call 02/15/28)	185	181,862
Series B, 7.45%, 04/01/31	50	57,045
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	380	357,705
3.75%, 04/01/30 (Call 01/01/30)	180	166,613
3.88%, 05/15/27 (Call 02/15/27)	250	241,227
4.25%, 03/01/31 (Call 12/01/30)	100	95,006
4.63%, 01/30/29 (Call 10/30/28)	50	49,800
6.75%, 03/15/32	70	77,048
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	240	187,078
2.20%, 05/01/30 (Call 02/01/30)	105	85,855
2.65%, 10/15/26 (Call 07/15/26)	195	179,478
3.50%, 02/01/26 (Call 11/01/25)	74	71,073
3.70%, 08/01/27 (Call 05/01/27)	135	128,612
4.00%, 02/01/24 (Call 11/01/23)	110	108,857
4.50%, 01/15/29 (Call 10/15/28)	195	189,228
7.50%, 04/01/31	45	51,190
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	130	114,296
1.85%, 02/15/31 (Call 11/15/30)	135	105,246
2.50%, 04/15/30 (Call 01/15/30)	100	84,221
3.15%, 08/15/24 (Call 06/15/24)	180	174,226
3.40%, 08/15/27 (Call 05/15/27)	202	189,892
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	408	379,077
1.50%, 02/04/31 (Call 11/04/30)	280	217,602
2.75%, 04/13/30 (Call 01/13/30)	147	127,712
3.00%, 03/17/32 (Call 12/17/31)	100	86,374
4.13%, 05/07/28 (Call 02/07/28)(a)	25	24,235
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(d)	165	133,435
4.25%, 04/15/31 (Call 04/15/26)(d)	250	217,260
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	40	33,602
2.45%, 12/14/31 (Call 09/14/31)	155	126,137
3.25%, 07/15/27 (Call 04/15/27)	166	154,689
3.30%, 07/15/26 (Call 04/15/26)	231	218,974
3.75%, 10/01/25 (Call 07/01/25)	200	194,058
5.95%, 04/01/30 (Call 01/01/30)	105	110,299
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	238	225,015
3.95%, 08/15/24 (Call 05/15/24)	304	298,805
4.00%, 03/01/26 (Call 01/01/26)	195	189,899
4.35%, 03/01/29 (Call 12/01/28)	212	205,778
Walmart Inc., 3.90%, 09/09/25	145	143,357
		12,757,986
	Par
Security	(000)	Value

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	$10	$9,656
5.50%, 01/17/27	120	119,887
Georgia-Pacific LLC
7.75%, 11/15/29	70	80,613
8.00%, 01/15/24	265	273,371
8.88%, 05/15/31	5	6,169
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	125	105,147
3.13%, 01/15/32 (Call 10/15/31)	215	168,728
3.75%, 01/15/31 (Call 10/15/30)	240	201,415
5.00%, 01/15/30 (Call 10/15/29)	75	70,264
6.00%, 01/15/29 (Call 10/15/28)	230	228,749
		1,263,999
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	222	173,571
2.63%, 09/15/29 (Call 06/15/29)	122	106,895
3.00%, 06/15/27 (Call 03/15/27)	145	136,220
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	140	111,808
4.00%, 04/01/28 (Call 01/01/28)	190	181,860
4.40%, 07/01/32 (Call 04/01/32)(a)	10	9,727
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	96	93,759
Series A, 2.50%, 11/15/24 (Call 10/15/24)	183	173,888
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	95	75,316
3.95%, 09/15/27 (Call 06/15/27)	35	32,168
4.75%, 09/01/28 (Call 06/01/28)	110	103,830
5.20%, 07/15/25 (Call 04/15/25)	155	154,640
5.50%, 01/15/26 (Call 12/15/25)	145	145,303
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	81	73,093
1.70%, 02/15/31 (Call 11/15/30)	217	167,220
2.95%, 09/01/29 (Call 06/01/29)	219	192,240
3.49%, 05/15/27 (Call 02/15/27)	260	245,653
3.60%, 05/01/30 (Call 02/01/30)	70	62,880
ONE Gas Inc.
1.10%, 03/11/24 (Call 12/16/22)	4	3,801
2.00%, 05/15/30 (Call 02/15/30)	15	12,262
3.61%, 02/01/24 (Call 11/01/23)	117	115,108
4.25%, 09/01/32 (Call 06/01/32)(a)	15	14,346
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	20	16,486
3.50%, 06/01/29 (Call 03/01/29)	187	172,665
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	160	147,960
3.15%, 09/15/24 (Call 06/15/24)	15	14,556
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	195	181,446
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	260	223,922
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	100	94,019
5.15%, 09/15/32 (Call 03/15/32)(a)	30	29,793
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	173	132,963
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	110	85,549
3.70%, 04/01/28 (Call 01/01/28)	125	114,794
4.05%, 03/15/32 (Call 12/15/31)	145	127,126

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gas (continued)
5.80%, 12/01/27	$100	$100,867
		3,827,734
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	50	39,379
4.63%, 06/15/28 (Call 03/15/28)	100	94,480
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)	80	75,902
2.30%, 03/15/30 (Call 12/15/29)	205	171,700
3.00%, 05/15/32 (Call 02/15/32)(a)	15	12,870
3.40%, 03/01/26 (Call 01/01/26)	230	220,338
4.00%, 03/15/60 (Call 03/15/25)(b)	125	107,496
4.25%, 11/15/28 (Call 08/15/28)	85	82,786
		804,951
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	78	67,189
1.40%, 06/30/30 (Call 03/30/30)	186	150,143
2.95%, 03/15/25 (Call 12/15/24)	300	290,796
3.75%, 11/30/26 (Call 08/30/26)	320	315,699
3.88%, 09/15/25 (Call 06/15/25)	50	49,297
Baxter International Inc.
1.32%, 11/29/24	10	9,311
1.73%, 04/01/31 (Call 01/01/31)	115	88,667
1.92%, 02/01/27 (Call 01/01/27)	305	271,804
2.27%, 12/01/28 (Call 10/01/28)	155	133,948
2.54%, 02/01/32 (Call 11/01/31)	290	234,224
2.60%, 08/15/26 (Call 05/15/26)	140	128,962
3.95%, 04/01/30 (Call 01/01/30)	155	143,328
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	230	215,165
2.65%, 06/01/30 (Call 03/01/30)	195	168,195
3.45%, 03/01/24 (Call 02/01/24)	168	165,040
4.00%, 03/01/28 (Call 12/01/27)	50	48,603
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	24	23,301
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	198	164,455
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	365	347,615
2.60%, 11/15/29 (Call 08/15/29)	195	172,431
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	194	187,439
GE Healthcare Holding LLC
5.55%, 11/15/24(d)	175	175,805
5.60%, 11/15/25(d)	150	151,509
5.65%, 11/15/27(d)	200	204,724
PerkinElmer Inc.
0.85%, 09/15/24 (Call 01/03/23)	215	198,135
1.90%, 09/15/28 (Call 07/15/28)	95	79,227
2.25%, 09/15/31 (Call 06/15/31)	120	94,907
2.55%, 03/15/31 (Call 12/15/30)	85	69,210
3.30%, 09/15/29 (Call 06/15/29)	95	83,282
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	285	223,397
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31
(Call 12/15/30)	205	168,012
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	85	77,903
1.95%, 06/15/30 (Call 03/15/30)	245	202,010
3.38%, 05/15/24 (Call 02/15/24)	193	188,704
3.38%, 11/01/25 (Call 08/01/25)	162	156,758
3.50%, 03/15/26 (Call 12/15/25)	248	239,905
	Par
Security	(000)	Value

Health Care - Products (continued)
3.65%, 03/07/28 (Call 12/07/27)	$130	$124,727
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 01/03/23)	430	401,065
1.75%, 10/15/28 (Call 08/15/28)	65	55,644
2.00%, 10/15/31 (Call 07/15/31)	285	234,219
2.60%, 10/01/29 (Call 07/01/29)	115	102,365
4.80%, 11/21/27 (Call 10/21/27)	125	126,173
4.95%, 11/21/32	95	97,358
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 01/03/23)	45	41,774
2.60%, 11/24/31 (Call 08/24/31)	120	97,954
3.05%, 01/15/26 (Call 12/15/25)	110	104,207
3.55%, 04/01/25 (Call 01/01/25)	30	28,999
		7,103,585
Health Care - Services — 0.7%
Adventist Health System/West, 2.95%, 03/01/29
(Call 12/01/28)	40	34,564
Advocate Health & Hospitals Corp., 3.83%, 08/15/28
(Call 05/15/28)	170	160,754
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	239	233,008
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	60	56,602
Ascension Health, Series B, 2.53%, 11/15/29
(Call 08/15/29)	181	156,788
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	50	39,760
2.34%, 01/01/30 (Call 10/01/29)	130	109,225
Baylor Scott & White Holdings, Series 2021, 1.78%,
11/15/30 (Call 05/15/30)	155	121,878
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	70	63,199
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	25	19,810
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31
(Call 02/15/31)	5	4,062
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	435	367,797
2.50%, 03/01/31 (Call 12/01/30)	425	336,574
2.63%, 08/01/31 (Call 05/01/31)	250	198,095
3.00%, 10/15/30 (Call 07/15/30)	240	198,041
3.38%, 02/15/30 (Call 02/15/25)	380	324,288
4.25%, 12/15/27 (Call 12/16/22)	470	441,297
4.63%, 12/15/29 (Call 12/15/24)	670	622,778
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	40	35,994
2.76%, 10/01/24 (Call 07/01/24)	90	86,150
2.78%, 10/01/30 (Call 04/01/30)	87	70,098
3.35%, 10/01/29 (Call 04/01/29)	242	211,767
6.07%, 11/01/27	110	112,872
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	150	135,147
2.25%, 05/15/30 (Call 02/15/30)	239	200,294
2.38%, 01/15/25 (Call 12/15/24)	60	57,204
2.55%, 03/15/31 (Call 12/15/30)	255	215,416
2.88%, 09/15/29 (Call 06/15/29)	204	180,258
3.35%, 12/01/24 (Call 10/01/24)	220	213,648
3.50%, 08/15/24 (Call 05/15/24)	190	185,797
3.65%, 12/01/27 (Call 09/01/27)	80	76,126
4.10%, 03/01/28 (Call 12/01/27)	265	256,332
5.35%, 10/15/25	125	126,800
5.50%, 10/15/32 (Call 07/15/32)	200	206,612
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	140	109,987

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.13%, 03/15/27 (Call 02/15/27)(d)	$95	$86,489
3.38%, 03/15/29 (Call 01/15/29)(d)	130	114,663
3.50%, 09/01/30 (Call 03/01/30)	490	424,355
3.63%, 03/15/32 (Call 12/15/31)(d)	390	333,949
4.13%, 06/15/29 (Call 03/15/29)	362	331,936
4.50%, 02/15/27 (Call 08/15/26)	209	200,991
5.00%, 03/15/24	139	138,456
5.25%, 04/15/25	437	437,109
5.25%, 06/15/26 (Call 12/15/25)	265	262,973
5.38%, 02/01/25	540	539,233
5.38%, 09/01/26 (Call 03/01/26)	215	214,265
5.63%, 09/01/28 (Call 03/01/28)	335	334,826
5.88%, 02/15/26 (Call 08/15/25)	315	317,640
5.88%, 02/01/29 (Call 08/01/28)	215	217,118
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	145	125,454
2.15%, 02/03/32 (Call 11/03/31)	185	146,411
3.13%, 08/15/29 (Call 05/15/29)	105	92,797
3.70%, 03/23/29 (Call 02/23/29)	190	175,131
3.85%, 10/01/24 (Call 07/01/24)	225	221,121
3.95%, 03/15/27 (Call 12/15/26)	215	207,425
4.50%, 04/01/25 (Call 03/01/25)	5	4,952
4.88%, 04/01/30 (Call 01/01/30)	35	34,368
5.75%, 03/01/28 (Call 02/01/28)	115	117,720
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	121	114,079
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	110	97,548
2.30%, 12/01/24 (Call 11/01/24)	105	99,283
2.70%, 06/01/31 (Call 03/01/31)	85	71,265
2.95%, 12/01/29 (Call 09/01/29)(a)	151	131,550
3.25%, 09/01/24 (Call 07/01/24)	253	244,163
3.60%, 02/01/25 (Call 11/01/24)	320	310,352
3.60%, 09/01/27 (Call 06/01/27)	143	136,099
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	10	9,669
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	20	15,479
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	85	68,728
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	35	31,366
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	45	35,318
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	55	46,490
Series H, 2.75%, 10/01/26 (Call 07/01/26)	40	37,347
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	21,118
2.95%, 06/30/30 (Call 03/30/30)	200	173,938
3.45%, 06/01/26 (Call 03/01/26)	217	208,086
3.50%, 03/30/25 (Call 12/30/24)	5	4,852
4.20%, 06/30/29 (Call 03/30/29)	120	115,440
4.25%, 04/01/24 (Call 01/01/24)	40	39,625
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	36	32,884
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)	25	23,764
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	15	13,468
Sutter Health
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	40	36,308
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	10	8,246

Security	Par (000)	Value

Health Care - Services (continued)
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	$145	$140,820
1.15%, 05/15/26 (Call 04/15/26)	200	180,184
1.25%, 01/15/26	105	95,266
2.00%, 05/15/30	235	196,152
2.30%, 05/15/31 (Call 02/15/31)	245	205,158
2.38%, 08/15/24	195	187,871
2.88%, 08/15/29	229	206,139
2.95%, 10/15/27	213	198,448
3.10%, 03/15/26	210	201,127
3.38%, 04/15/27	140	133,993
3.45%, 01/15/27	165	158,671
3.50%, 02/15/24	142	139,954
3.70%, 12/15/25	65	63,664
3.75%, 07/15/25	441	433,221
3.85%, 06/15/28	245	236,513
3.88%, 12/15/28	186	178,990
4.00%, 05/15/29 (Call 03/15/29)	200	192,738
4.20%, 05/15/32 (Call 02/15/32)	280	270,203
5.00%, 10/15/24	120	120,967
5.15%, 10/15/25	65	66,051
5.25%, 02/15/28	185	190,197
5.30%, 02/15/30	200	207,110
5.35%, 02/15/33	110	114,556
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(d)	225	193,331
2.65%, 10/15/30 (Call 07/15/30)(d)	45	36,098
2.65%, 01/15/32 (Call 10/15/31)(a)(d)	130	99,512
		17,621,803
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	100	85,402
2.88%, 06/15/27 (Call 05/15/27)	105	90,006
2.88%, 06/15/28 (Call 04/15/28)	250	205,433
3.20%, 11/15/31 (Call 08/15/31)	95	71,232
3.25%, 07/15/25 (Call 06/15/25)(a)	278	254,982
3.88%, 01/15/26 (Call 12/15/25)	215	197,890
4.20%, 06/10/24 (Call 05/10/24)	255	247,391
4.25%, 03/01/25 (Call 01/01/25)	235	223,241
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26 (Call 09/13/26)	125	103,493
Blackstone Private Credit Fund
1.75%, 09/15/24	70	64,966
2.63%, 12/15/26 (Call 11/15/26)	130	111,138
2.70%, 01/15/25 (Call 11/15/24)	55	51,102
3.25%, 03/15/27 (Call 02/15/27)	280	241,405
4.00%, 01/15/29 (Call 11/15/28)	270	231,379
4.70%, 03/24/25(a)	110	107,397
7.05%, 09/29/25(d)	20	20,055
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	105	88,131
2.75%, 09/16/26 (Call 08/19/26)	85	75,450
2.85%, 09/30/28 (Call 07/30/28)	185	145,815
3.63%, 01/15/26 (Call 12/15/25)	20	18,635
FS KKR Capital Corp.
1.65%, 10/12/24	140	127,438
2.63%, 01/15/27 (Call 12/15/26)	100	84,959
3.13%, 10/12/28 (Call 08/12/28)	150	121,557
3.25%, 07/15/27 (Call 06/15/27)	135	114,843
3.40%, 01/15/26 (Call 12/15/25)	120	109,295

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
4.13%, 02/01/25 (Call 01/01/25)	$70	$66,905
4.63%, 07/15/24 (Call 06/15/24)	190	183,903
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	100	92,290
3.75%, 02/10/25 (Call 01/10/25)(a)	65	62,845
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	220	182,336
2.50%, 08/24/26 (Call 07/24/26)	5	4,329
3.38%, 04/15/24 (Call 03/15/24)	65	62,303
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	90	77,684
5.20%, 05/01/24	50	49,317
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	10	9,208
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(a)	140	122,004
3.50%, 02/25/25 (Call 01/25/25)	25	23,814
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	110	91,127
2.88%, 06/11/28 (Call 04/11/28)	170	136,493
3.40%, 07/15/26 (Call 06/15/26)	60	52,685
3.75%, 07/22/25 (Call 06/22/25)	135	125,153
4.00%, 03/30/25 (Call 02/28/25)	190	179,911
4.25%, 01/15/26 (Call 12/15/25)	180	167,162
5.25%, 04/15/24 (Call 03/15/24)	5	4,947
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	100	82,966
OWL Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	55	47,045
4.70%, 02/08/27 (Call 01/08/27)	50	45,450
7.75%, 09/16/27 (Call 08/16/27)(d)	25	25,273
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	85	70,352
Prospect Capital Corp., 3.71%, 01/22/26 (Call 12/22/25)	80	70,150
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	45	42,922
		5,271,209
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	235	202,093
1.40%, 10/15/27 (Call 08/15/27)(a)	50	41,814
2.50%, 10/15/24 (Call 09/15/24)	328	312,292
2.60%, 10/15/25 (Call 09/15/25)	132	123,240
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	120	118,285
4.75%, 05/30/25 (Call 02/28/25)	15	14,774
4.75%, 11/29/27 (Call 05/29/27)	240	229,826
5.00%, 06/15/27 (Call 12/15/26)	45	44,315
5.25%, 06/01/26 (Call 12/01/25)	20	20,072
5.88%, 11/15/24 (Call 05/15/24)	80	80,431
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	95	67,456
3.85%, 01/15/30 (Call 07/15/29)	90	72,824
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	195	165,335
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	106	105,188
5.50%, 03/01/26 (Call 12/01/25)	255	257,208
7.88%, 06/15/32	15	16,750
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	95	80,341
4.35%, 02/15/28 (Call 11/15/27)	100	90,126

Security	Par (000)	Value

Home Builders (continued)
4.88%, 11/15/25 (Call 08/15/25)(a)	$95	$91,834
4.88%, 03/15/27 (Call 12/15/26)	135	126,715
		2,260,919
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	55	53,744
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	145	134,144
3.80%, 11/15/24 (Call 08/15/24)	50	48,545
4.40%, 03/15/29 (Call 12/15/28)	93	88,453
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	135	107,028
3.70%, 05/01/25(a)	5	4,872
4.70%, 05/14/32 (Call 02/14/32)(a)	85	80,137
4.75%, 02/26/29 (Call 11/26/28)	175	170,343
		687,266
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	30	23,142
2.65%, 04/30/30 (Call 02/01/30)	65	53,822
4.88%, 12/06/28 (Call 09/06/28)	50	49,128
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	120	97,727
3.15%, 08/01/27 (Call 05/01/27)	90	84,676
5.60%, 11/15/32	70	73,087
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	100	93,330
3.90%, 05/15/28 (Call 02/15/28)	250	240,632
4.40%, 05/01/29 (Call 03/01/29)	30	29,210
4.60%, 05/01/32 (Call 02/01/32)	130	126,812
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	115	99,108
2.00%, 11/02/31 (Call 08/02/31)	140	114,234
2.75%, 02/15/26	85	80,607
3.05%, 08/15/25	115	110,604
3.10%, 03/26/30 (Call 12/26/29)	180	162,630
3.20%, 04/25/29 (Call 01/25/29)	225	206,719
3.95%, 11/01/28 (Call 08/01/28)	100	97,142
		1,742,610
Insurance — 0.8%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(b)	200	177,518
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	15	13,368
2.88%, 10/15/26 (Call 07/15/26)	259	242,986
3.60%, 04/01/30 (Call 01/01/30)	190	175,585
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	105	97,699
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	125	119,821
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	190	168,070
1.45%, 12/15/30 (Call 09/15/30)	110	84,710
3.28%, 12/15/26 (Call 09/15/26)	177	168,552
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	160	153,256
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	297	280,917
3.40%, 06/30/30 (Call 03/30/30)	130	116,303
3.90%, 04/01/26 (Call 01/01/26)	145	140,966
4.13%, 02/15/24	290	286,578

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.20%, 04/01/28 (Call 01/01/28)	$65	$61,765
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(b)	60	56,234
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	184	157,854
3.75%, 05/02/29 (Call 02/02/29)	191	177,407
4.50%, 12/15/28 (Call 09/15/28)	170	165,291
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	125	99,084
2.60%, 12/02/31 (Call 09/02/31)	95	78,029
2.85%, 05/28/27 (Call 04/28/27)	35	32,142
5.00%, 09/12/32 (Call 06/12/32)	80	79,503
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	40	39,109
3.88%, 12/15/25 (Call 09/15/25)	237	230,312
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	211	202,710
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	145	114,717
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	65	48,344
3.70%, 02/22/30 (Call 11/22/29)	80	68,586
4.90%, 03/27/28 (Call 12/27/27)	110	106,008
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	100	83,935
5.00%, 07/01/24(a)	56	56,048
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	90	74,479
4.13%, 01/12/28 (Call 10/12/27)	150	137,368
6.15%, 04/03/30 (Call 01/03/30)	45	45,535
6.65%, 02/01/33	100	100,115
AXA SA, 8.60%, 12/15/30	155	184,338
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	179	160,071
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	210	197,694
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	330	267,343
2.30%, 03/15/27 (Call 02/15/27)(a)	200	186,218
2.88%, 03/15/32 (Call 12/15/31)	185	163,444
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	477	460,873
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	70	65,316
5.63%, 05/15/30 (Call 02/15/30)	165	161,210
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	255	197,436
4.20%, 09/15/24 (Call 06/15/24)	50	49,227
4.20%, 03/17/32 (Call 12/17/31)	70	61,914
4.50%, 03/15/29 (Call 12/15/28)	30	28,168
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	215	169,467
3.15%, 03/15/25.	30	29,004
3.35%, 05/15/24.	45	44,155
3.35%, 05/03/26 (Call 02/03/26)	65	62,911
Cincinnati Financial Corp., 6.92%, 05/15/28	94	101,275
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	110	86,793
3.45%, 08/15/27 (Call 05/15/27)	121	112,374
3.90%, 05/01/29 (Call 02/01/29)	86	79,109
3.95%, 05/15/24 (Call 02/15/24)	110	107,965
4.50%, 03/01/26 (Call 12/01/25)	165	162,949
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	135	129,476

Security	Par (000)	Value

Insurance (continued)
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(d)	$130	$124,510
3.65%, 04/05/27 (Call 03/05/27)(d)	100	93,620
3.85%, 04/05/29 (Call 02/05/29)(d)	100	91,181
3.90%, 04/05/32 (Call 01/05/32)(d)	280	246,929
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	125	91,736
4.95%, 06/01/29 (Call 03/01/29)	108	99,202
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	270	257,588
7.00%, 04/01/28	40	43,152
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	65	52,699
4.63%, 04/29/30 (Call 01/29/30)	110	100,486
4.85%, 04/17/28 (Call 01/17/28)	149	141,896
5.63%, 08/16/32 (Call 05/16/32)(d)	130	122,461
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	100	76,809
3.40%, 06/15/30 (Call 03/15/30)	175	147,630
4.50%, 08/15/28 (Call 05/15/28)	160	153,141
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	125	92,442
4.00%, 05/15/30 (Call 02/15/30)	50	42,629
4.60%, 11/15/24(a)	140	138,039
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	135	107,316
4.55%, 09/15/28 (Call 06/15/28)	145	142,148
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	134	103,661
4.50%, 04/15/26 (Call 01/15/26)	65	64,300
Hartford Financial Services Group Inc. (The), 2.80%,08/19/29 (Call 05/19/29)	190	163,708
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	90	69,625
5.17%, 06/08/27 (Call 05/08/27)	70	68,662
5.67%, 06/08/32 (Call 03/08/32)	75	71,293
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	95	74,751
3.80%, 02/23/32 (Call 11/23/31)	110	93,501
4.35%, 02/15/25 (Call 11/15/24)	45	44,066
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	85	70,541
3.35%, 03/09/25	167	161,172
3.40%, 01/15/31 (Call 10/15/30)	155	128,692
3.63%, 12/12/26 (Call 09/15/26)	5	4,713
3.80%, 03/01/28 (Call 12/01/27)	125	116,304
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	155	135,724
3.75%, 04/01/26 (Call 01/01/26)	95	92,660
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	70	63,249
3.70%, 03/16/32 (Call 12/16/31)(a)	140	125,856
4.06%, 02/24/32 (Call 02/24/27)(b)	30	26,998
4.15%, 03/04/26	467	459,411
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	80	70,137
3.50%, 11/01/27 (Call 08/01/27)	230	212,449
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	210	173,101
2.38%, 12/15/31 (Call 09/15/31)	70	56,906

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.50%, 06/03/24 (Call 03/03/24)	$215	$210,517
3.50%, 03/10/25 (Call 12/10/24)	202	196,889
3.75%, 03/14/26 (Call 12/14/25)	200	194,898
3.88%, 03/15/24 (Call 02/15/24)	237	233,988
4.38%, 03/15/29 (Call 12/15/28)	295	287,938
5.75%, 11/01/32	110	116,867
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	80	75,161
MetLife Inc.
3.00%, 03/01/25	113	109,377
3.60%, 04/10/24	180	176,585
3.60%, 11/13/25 (Call 08/13/25)	161	156,967
4.55%, 03/23/30 (Call 12/23/29)	234	233,916
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	197	189,079
4.88%, 10/01/24 (Call 09/01/24)	180	179,051
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	160	144,885
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	60	49,368
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	135	111,452
3.10%, 11/15/26 (Call 08/15/26)	60	56,157
3.40%, 05/15/25 (Call 02/15/25)	60	58,053
3.70%, 05/15/29 (Call 02/15/29)	166	155,557
Progressive Corp. (The)
2.45%, 01/15/27	90	82,842
2.50%, 03/15/27 (Call 02/15/27)	90	82,870
3.00%, 03/15/32 (Call 12/15/31)	90	79,509
3.20%, 03/26/30 (Call 12/26/29)	20	18,068
4.00%, 03/01/29 (Call 12/01/28)	80	77,424
6.63%, 03/01/29(a)	30	32,960
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	212	191,635
2.10%, 03/10/30 (Call 12/10/29)	130	107,786
3.70%, 10/01/50 (Call 07/01/30)(b)	25	20,145
3.88%, 03/27/28 (Call 12/27/27)	352	339,458
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(b)	50	43,778
5.13%, 03/01/52 (Call 11/28/31)(b)	190	163,520
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	55	52,346
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(b)	200	187,162
6.00%, 09/01/52 (Call 06/01/32)(b)	215	198,589
Prudential PLC
3.13%, 04/14/30	196	171,402
3.63%, 03/24/32 (Call 12/24/31)	100	88,811
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	170	145,573
3.90%, 05/15/29 (Call 02/15/29)	125	114,724
3.95%, 09/15/26 (Call 06/15/26)	75	72,579
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	175	159,703
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	100	78,384
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	235	229,889
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	40	36,373
Voya Financial Inc.
3.65%, 06/15/26	175	166,061
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(b)	75	56,041

Security	Par (000)	Value

Insurance (continued)
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	$113	$95,845
3.60%, 05/15/24 (Call 03/15/24)	207	201,301
4.50%, 09/15/28 (Call 06/15/28)	165	156,491
4.65%, 06/15/27 (Call 05/15/27)	120	116,602
		19,231,304
Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	305	244,433
3.40%, 12/06/27 (Call 09/06/27)	430	395,247
3.60%, 11/28/24 (Call 08/28/24)	580	559,787
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	325	294,047
0.80%, 08/15/27 (Call 06/15/27)	380	330,368
1.10%, 08/15/30 (Call 05/15/30)	250	199,077
2.00%, 08/15/26 (Call 05/15/26)	423	393,834
3.38%, 02/25/24	182	181,381
Amazon.com Inc.
0.45%, 05/12/24	510	481,471
0.80%, 06/03/25 (Call 05/03/25)	205	187,944
1.00%, 05/12/26 (Call 04/12/26)	530	472,574
1.20%, 06/03/27 (Call 04/03/27)	200	174,692
1.50%, 06/03/30 (Call 03/03/30)	457	372,108
1.65%, 05/12/28 (Call 03/12/28)	675	587,317
2.10%, 05/12/31 (Call 02/12/31)	510	425,881
2.73%, 04/13/24	25	24,426
2.80%, 08/22/24 (Call 06/22/24)	571	555,212
3.00%, 04/13/25	125	121,182
3.15%, 08/22/27 (Call 05/22/27)	602	571,406
3.30%, 04/13/27 (Call 03/13/27)	200	191,942
3.45%, 04/13/29 (Call 02/13/29)	155	146,652
3.60%, 04/13/32 (Call 01/13/32)	310	289,044
3.80%, 12/05/24 (Call 09/05/24)	224	221,095
4.55%, 12/01/27 (Call 11/01/27)	220	221,364
4.65%, 12/01/29 (Call 10/01/29)	220	221,010
4.70%, 11/29/24	220	220,356
4.70%, 12/01/32	220	221,723
5.20%, 12/03/25 (Call 09/03/25)	251	256,550
Baidu Inc.
3.43%, 04/07/30 (Call 01/07/30)	50	43,918
3.63%, 07/06/27	265	245,390
4.13%, 06/30/25	225	216,290
4.38%, 03/29/28 (Call 12/29/27)(a)	55	51,913
4.88%, 11/14/28 (Call 08/14/28)	50	48,411
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	190	178,296
3.60%, 06/01/26 (Call 03/01/26)	188	181,790
3.65%, 03/15/25 (Call 12/15/24)	90	87,976
4.63%, 04/13/30 (Call 01/13/30)	359	350,793
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	65	57,948
1.90%, 03/11/25 (Call 02/11/25)	159	149,233
2.60%, 05/10/31 (Call 02/10/31)(a)	205	168,022
2.70%, 03/11/30 (Call 12/11/29)	165	140,623
3.45%, 08/01/24 (Call 05/01/24)	272	265,733
3.60%, 06/05/27 (Call 03/05/27)(a)	281	265,922
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	168	136,720
3.25%, 02/15/30 (Call 11/15/29)	290	248,347
3.80%, 02/15/28 (Call 11/15/27)	80	74,144

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
5.00%, 02/15/26 (Call 11/15/25)	$220	$219,362
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	200	176,294
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(d)	405	380,696
3.85%, 08/15/32 (Call 05/15/32)(d)	655	586,539
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	20	17,670
2.00%, 09/03/30 (Call 06/03/30)	155	113,615
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	180	147,240
4.75%, 07/15/27 (Call 01/03/23)	105	102,514
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	220	163,524
		13,381,046
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(a)	120	107,884
4.55%, 03/11/26	165	160,235
6.55%, 11/29/27	70	70,570
6.80%, 11/29/32	70	70,758
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	230	214,486
2.70%, 06/01/30 (Call 03/01/30)	85	72,760
3.95%, 05/23/25	65	63,683
3.95%, 05/01/28 (Call 02/01/28)	172	163,720
4.30%, 05/23/27 (Call 04/23/27)	75	73,291
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	75	67,582
2.15%, 08/15/30 (Call 05/15/30)	15	11,877
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	95	79,787
2.40%, 06/15/25 (Call 05/15/25)	239	224,469
2.80%, 12/15/24 (Call 11/15/24)	100	95,253
3.25%, 01/15/31 (Call 10/15/30)	55	47,056
3.45%, 04/15/30 (Call 01/15/30)	142	125,143
5.00%, 12/15/26 (Call 01/03/23)	205	202,501
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	260	226,876
6.25%, 08/10/26	211	219,007
		2,296,938
Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 01/03/23)	105	96,558
2.40%, 08/18/31 (Call 05/18/31)	165	120,805
4.40%, 09/15/32 (Call 06/15/32)	5	4,203
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	60	57,101
		278,667
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	135	118,133
3.70%, 01/15/31 (Call 10/15/30)	70	60,147
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 01/03/23)	15	14,037
4.38%, 09/15/28 (Call 06/15/28)	160	146,232
4.85%, 03/15/26 (Call 12/15/25)	125	123,019
5.63%, 04/23/25 (Call 03/23/25)	55	54,497
6.00%, 04/23/30 (Call 01/23/30)	35	34,766
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	10	9,808
3.75%, 03/15/25 (Call 12/15/24)	155	150,557

Security	Par (000)	Value

Lodging (continued)
3.75%, 10/01/25 (Call 07/01/25)	$40	$38,610
5.00%, 10/15/27 (Call 09/15/27)	220	218,570
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	137	139,326
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	430	403,667
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	200	163,486
Series R, 3.13%, 06/15/26 (Call 03/15/26)	140	131,086
Series X, 4.00%, 04/15/28 (Call 01/15/28)	35	32,649
		1,838,590
Machinery — 0.4%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	15	14,109
0.60%, 09/13/24	150	139,910
0.80%, 11/13/25	85	76,508
0.90%, 03/02/26	15	13,457
0.95%, 01/10/24	225	216,065
1.10%, 09/14/27	10	8,604
1.15%, 09/14/26	190	168,692
1.70%, 01/08/27(a)	205	184,297
2.15%, 11/08/24	200	190,970
2.85%, 05/17/24	10	9,742
3.25%, 12/01/24	20	19,477
3.30%, 06/09/24	86	84,370
3.40%, 05/13/25	45	43,846
3.60%, 08/12/27	260	250,253
3.65%, 12/07/23	25	24,730
3.65%, 08/12/25	270	264,403
4.90%, 01/17/25	70	70,228
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	70	57,802
2.60%, 09/19/29 (Call 06/19/29)	129	115,018
2.60%, 04/09/30 (Call 01/09/30)	245	215,284
3.40%, 05/15/24 (Call 02/15/24)	30	29,523
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	150	132,428
1.88%, 01/15/26 (Call 12/15/25)	25	22,747
3.95%, 05/23/25	115	112,015
4.20%, 01/15/24	76	75,128
5.45%, 10/14/25	300	302,976
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	102	95,642
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	149	143,365
3.10%, 04/15/30 (Call 01/15/30)	25	22,630
5.38%, 10/16/29	85	89,487
7.13%, 03/03/31	60	70,129
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	160	140,914
3.15%, 11/15/25 (Call 08/15/25)	140	134,064
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	75	56,846
3.50%, 10/01/30 (Call 07/01/30)	95	79,792
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	85	71,274
3.00%, 05/01/30 (Call 02/01/30)	5	4,358
John Deere Capital Corp.
0.45%, 01/17/24	15	14,327
0.45%, 06/07/24	185	173,758
0.63%, 09/10/24	65	60,643
0.70%, 01/15/26	160	142,846
1.25%, 01/10/25	110	102,949
1.30%, 10/13/26	100	88,922

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
1.45%, 01/15/31	$155	$122,306
1.50%, 03/06/28	95	81,913
1.70%, 01/11/27(a)	110	98,618
1.75%, 03/09/27	25	22,384
2.00%, 06/17/31	255	208,618
2.05%, 01/09/25	325	309,332
2.13%, 03/07/25	10	9,492
2.25%, 09/14/26	185	172,020
2.35%, 03/08/27	15	13,744
2.45%, 01/09/30	235	204,499
2.65%, 06/24/24	165	160,550
2.65%, 06/10/26	175	164,906
2.80%, 09/08/27	155	143,580
2.80%, 07/18/29	115	103,407
3.05%, 01/06/28	110	103,467
3.35%, 06/12/24	175	171,638
3.35%, 04/18/29	105	98,046
3.40%, 06/06/25	65	63,457
3.40%, 09/11/25	5	4,871
3.45%, 03/13/25	245	239,537
3.45%, 03/07/29	115	108,072
3.90%, 06/07/32	20	18,928
4.05%, 09/08/25	125	123,654
4.15%, 09/15/27	125	122,955
4.35%, 09/15/32	120	118,284
4.55%, 10/11/24	60	59,918
4.85%, 10/11/29	80	81,367
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	65	50,105
4.55%, 04/15/28 (Call 01/15/28)	135	125,076
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	75	62,913
4.60%, 05/15/28 (Call 02/15/28)	105	99,819
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	75	70,300
2.29%, 04/05/27 (Call 02/05/27)(a)	150	135,777
2.57%, 02/15/30 (Call 11/15/29)	309	263,444
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	35	28,007
2.88%, 03/01/25 (Call 12/01/24)	60	57,850
3.50%, 03/01/29 (Call 12/01/28)	175	164,589
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	190	178,127
3.45%, 11/15/26 (Call 08/15/26)	240	222,650
4.40%, 03/15/24 (Call 02/15/24)	165	162,164
4.95%, 09/15/28 (Call 06/15/28)	243	231,778
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	165	143,307
2.25%, 01/30/31 (Call 10/30/30)	140	115,034
3.25%, 11/01/26 (Call 08/01/26)	145	136,760
		9,711,791
Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	138	131,024
2.25%, 09/19/26 (Call 06/19/26)	183	170,190
2.38%, 08/26/29 (Call 05/26/29)	188	161,855
2.65%, 04/15/25 (Call 03/15/25)	70	67,183
2.88%, 10/15/27 (Call 07/15/27)	141	131,339
3.00%, 08/07/25	200	192,728
3.05%, 04/15/30 (Call 01/15/30)(a)	97	86,953

Security	Par (000)	Value

Manufacturing (continued)
3.25%, 02/14/24 (Call 01/14/24)	$165	$162,221
3.38%, 03/01/29 (Call 12/01/28)(a)	226	210,915
3.63%, 09/14/28 (Call 06/14/28)	143	136,554
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	90	69,148
2.75%, 03/01/30 (Call 12/01/29)	200	167,654
3.50%, 12/01/24 (Call 10/01/24)	40	38,769
3.75%, 12/01/27 (Call 09/01/27)	195	182,814
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	210	196,831
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	200	192,630
General Electric Co., 6.75%, 03/15/32	455	515,738
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	205	193,807
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	125	120,153
3.25%, 03/01/27 (Call 12/01/26)	157	147,447
3.25%, 06/14/29 (Call 03/14/29)	159	143,663
3.30%, 11/21/24 (Call 08/21/24)	190	183,859
3.65%, 06/15/24	155	151,602
4.25%, 09/15/27 (Call 08/15/27)	135	131,305
4.50%, 09/15/29 (Call 07/15/29)	180	175,228
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	80	73,379
5.90%, 07/15/32 (Call 04/15/32)	120	119,245
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 01/03/23)	80	75,455
1.60%, 04/01/26 (Call 03/01/26)	20	17,870
2.25%, 04/01/28 (Call 02/01/28)	130	112,455
2.75%, 04/01/31 (Call 01/01/31)	255	210,334
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	95	76,613
3.00%, 06/01/30 (Call 03/01/30)	65	55,531
3.38%, 03/01/28 (Call 12/01/27)	100	90,512
3.65%, 03/15/27 (Call 12/15/26)	140	131,366
3.88%, 03/01/25 (Call 12/01/24)	30	29,249
3.90%, 09/17/29 (Call 06/17/29)	58	52,829
4.00%, 03/15/26 (Call 12/15/25)	143	138,614
4.30%, 03/01/24 (Call 12/01/23)	80	79,173
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	115	109,602
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	120	113,669
3.55%, 11/01/24 (Call 08/01/24)	115	112,181
3.80%, 03/21/29 (Call 12/21/28)	143	132,605
		5,792,292
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	170	139,131
2.30%, 02/01/32 (Call 11/01/31)	210	157,042
2.80%, 04/01/31 (Call 01/01/31)	310	245,604
3.75%, 02/15/28 (Call 11/15/27)	234	213,211
4.20%, 03/15/28 (Call 12/15/27)	315	293,016
4.50%, 02/01/24 (Call 01/01/24)	214	211,569
4.91%, 07/23/25 (Call 04/23/25)(a)	561	551,693
5.05%, 03/30/29 (Call 12/30/28)	236	224,828
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	395	311,307
1.95%, 01/15/31 (Call 10/15/30)	360	293,652
2.35%, 01/15/27 (Call 10/15/26)	331	303,553
2.65%, 02/01/30 (Call 11/01/29)	350	305,666

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.15%, 03/01/26 (Call 12/01/25)	$564	$541,338
3.15%, 02/15/28 (Call 11/15/27)	352	327,698
3.30%, 02/01/27 (Call 11/01/26)	110	104,630
3.30%, 04/01/27 (Call 02/01/27)	10	9,495
3.38%, 02/15/25 (Call 11/15/24)	235	228,711
3.38%, 08/15/25 (Call 05/15/25)	337	326,600
3.40%, 04/01/30 (Call 01/01/30)	323	296,356
3.55%, 05/01/28 (Call 02/01/28)	388	368,208
3.70%, 04/15/24 (Call 03/15/24)	529	521,663
3.95%, 10/15/25 (Call 08/15/25)	591	581,532
4.15%, 10/15/28 (Call 07/15/28)	526	510,315
4.25%, 10/15/30 (Call 07/15/30)	140	135,087
5.35%, 11/15/27 (Call 10/15/27)	95	97,835
5.50%, 11/15/32 (Call 08/15/32)	110	115,444
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	160	152,070
3.63%, 05/15/30 (Call 02/15/30)	192	162,497
3.90%, 11/15/24 (Call 08/15/24)	195	188,163
3.95%, 06/15/25 (Call 03/15/25)	45	43,038
3.95%, 03/20/28 (Call 12/20/27)	357	320,864
4.13%, 05/15/29 (Call 02/15/29)	180	158,557
4.90%, 03/11/26 (Call 12/11/25)	110	107,018
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	55	50,179
3.45%, 03/01/32 (Call 12/01/31)	60	50,654
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	130	124,550
3.50%, 04/08/30 (Call 01/08/30)	130	114,321
4.03%, 01/25/24 (Call 12/25/23)	258	254,414
4.71%, 01/25/29 (Call 10/25/28)	405	390,493
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	153	138,237
3.38%, 02/15/28 (Call 11/15/27)	135	120,110
3.70%, 06/01/28 (Call 03/01/28)	140	126,413
4.00%, 01/15/26 (Call 10/15/25)	255	244,066
4.20%, 06/01/29 (Call 03/01/29)	100	89,172
4.20%, 05/19/32 (Call 02/19/32)	215	178,491
4.75%, 05/15/25 (Call 04/15/25)	155	153,607
4.95%, 01/15/31 (Call 10/15/30)	146	131,653
7.88%, 07/30/30	200	216,388
TCI Communications Inc.
7.13%, 02/15/28	150	165,548
7.88%, 02/15/26	40	43,791
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	98	93,223
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	183	166,596
2.95%, 06/15/27(a)	200	187,902
3.00%, 02/13/26	166	158,349
3.15%, 09/17/25	164	157,820
Series B, 7.00%, 03/01/32	30	34,319
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	323	307,254
1.75%, 01/13/26	365	335,647
2.00%, 09/01/29 (Call 06/01/29)	466	395,005
2.20%, 01/13/28(a)	226	203,167
2.65%, 01/13/31	505	435,078
3.35%, 03/24/25	470	457,728
3.38%, 11/15/26 (Call 08/15/26)	135	128,930
3.70%, 09/15/24 (Call 06/15/24)	181	177,668
3.70%, 10/15/25 (Call 07/15/25)	127	123,965

Security	Par (000)	Value

Media (continued)
3.70%, 03/23/27	$115	$111,327
3.80%, 03/22/30	275	258,849
		14,872,305
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	250	243,062
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	65	63,506
4.13%, 04/01/32 (Call 01/01/32)	105	95,482
4.50%, 12/15/28 (Call 09/15/28)	100	95,302
		497,352
Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	200	172,498
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55	57,699
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	125	114,510
4.25%, 03/01/30 (Call 03/01/25)	120	107,833
4.38%, 08/01/28 (Call 08/01/23)	110	101,801
4.55%, 11/14/24 (Call 08/14/24)	100	99,041
4.63%, 08/01/30 (Call 08/01/25)	203	186,786
5.00%, 09/01/27 (Call 01/03/23)(a)	125	121,460
5.25%, 09/01/29 (Call 09/01/24)	135	129,488
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	149	142,060
5.95%, 03/15/24 (Call 12/15/23)	210	210,892
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	274	221,940
2.60%, 07/15/32 (Call 04/15/32)	100	80,335
2.80%, 10/01/29 (Call 07/01/29)	136	117,046
Rio Tinto Alcan Inc., 7.25%, 03/15/31	85	97,090
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28.	150	166,501
Southern California Edison Co., 5.95%, 11/01/32	45	47,683
Southern Copper Corp., 3.88%, 04/23/25	205	200,291
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	55	41,833
		2,416,787
Multi-National — 0.0%
Asian Infrastructure Investment Bank, 3.75%, 09/14/27	30	29,428

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	160	142,312
3.25%, 02/15/29 (Call 08/15/23)	165	138,666
3.28%, 12/01/28 (Call 10/01/28)	135	113,605
3.57%, 12/01/31 (Call 09/01/31)	140	115,534
4.13%, 05/01/25 (Call 01/03/23)	65	62,406
4.25%, 04/01/28 (Call 01/03/23)	175	158,041
5.50%, 12/01/24 (Call 06/01/24)	105	104,723
		835,287
Oil & Gas — 0.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	305	246,647
2.72%, 01/12/32 (Call 10/12/31)	310	263,336
3.02%, 01/16/27 (Call 10/16/26)	235	220,839
3.12%, 05/04/26 (Call 02/04/26)	295	281,766
3.41%, 02/11/26 (Call 12/11/25)	143	138,255
3.54%, 04/06/27 (Call 02/06/27)	60	57,494
3.59%, 04/14/27 (Call 01/14/27)	133	128,051
3.63%, 04/06/30 (Call 01/06/30)	229	213,373
3.80%, 09/21/25 (Call 07/21/25)	228	224,322
3.94%, 09/21/28 (Call 06/21/28)	305	293,611

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.23%, 11/06/28 (Call 08/06/28)	$91	$88,807
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	190	179,708
3.72%, 11/28/28 (Call 08/28/28)	198	189,141
Burlington Resources LLC, 7.20%, 08/15/31	30	34,580
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	35	32,695
2.95%, 07/15/30 (Call 04/15/30)	85	72,685
3.80%, 04/15/24 (Call 01/15/24)	186	183,015
3.85%, 06/01/27 (Call 03/01/27)	268	254,083
3.90%, 02/01/25 (Call 11/01/24)	186	182,053
7.20%, 01/15/32	30	32,931
Cenovus Energy Inc., 2.65%, 01/15/32 (Call 10/15/31)	155	125,358
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	420	392,750
2.00%, 05/11/27 (Call 03/11/27)	220	199,390
2.24%, 05/11/30 (Call 02/11/30)	273	236,413
2.90%, 03/03/24 (Call 01/03/24)	199	195,036
2.95%, 05/16/26 (Call 02/16/26)	340	324,265
3.33%, 11/17/25 (Call 08/17/25)	219	212,583
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	65	58,988
1.02%, 08/12/27 (Call 06/12/27)	170	147,157
3.25%, 10/15/29 (Call 07/15/29)	200	185,912
3.85%, 01/15/28 (Call 10/15/27)	192	186,785
3.90%, 11/15/24 (Call 08/15/24)	55	54,386
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)(a)	250	224,410
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	560	553,790
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	385,868
4.38%, 05/02/28	200	197,062
Conoco Funding Co., 7.25%, 10/15/31	65	74,918
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	190	180,331
3.35%, 11/15/24 (Call 08/15/24)	35	34,137
6.95%, 04/15/29	242	270,074
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	290	282,098
4.38%, 01/15/28 (Call 10/15/27)	210	193,771
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(d)	185	174,668
4.38%, 03/15/29 (Call 12/15/28)(d)	158	151,149
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	135	125,966
5.25%, 10/15/27 (Call 12/12/22)	110	109,579
5.85%, 12/15/25 (Call 09/15/25)	223	228,107
5.88%, 06/15/28 (Call 06/15/23)	10	10,019
7.88%, 09/30/31	36	41,163
7.95%, 04/15/32	50	57,590
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	95	79,961
3.25%, 12/01/26 (Call 10/01/26)	151	141,590
3.50%, 12/01/29 (Call 09/01/29)	342	304,951
6.25%, 03/15/33 (Call 12/15/32)	65	67,311
Eni USA Inc., 7.30%, 11/15/27	99	106,263
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	55	53,204
4.15%, 01/15/26 (Call 10/15/25)	245	241,675
4.38%, 04/15/30 (Call 01/15/30)	152	149,358

Security	Par (000)	Value

Oil & Gas (continued)
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	$225	$208,595
5.00%, 01/15/29 (Call 07/15/28)	110	105,450
5.68%, 10/01/25 (Call 10/04/23)	35	35,005
5.70%, 04/01/28 (Call 03/01/28)	60	60,233
6.13%, 02/01/25 (Call 01/01/25)	230	231,419
7.00%, 02/01/30 (Call 11/01/29)	150	157,836
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	240	220,512
2.38%, 05/22/30 (Call 02/22/30)	178	153,566
2.65%, 01/15/24	332	324,410
2.88%, 04/06/25 (Call 03/06/25)	190	182,782
3.00%, 04/06/27 (Call 02/06/27)	93	87,322
3.13%, 04/06/30 (Call 01/06/30)	390	355,707
3.25%, 11/10/24	220	215,050
3.63%, 09/10/28 (Call 06/10/28)	290	277,797
3.70%, 03/01/24	100	98,869
7.25%, 09/23/27	75	83,268
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	195	187,179
2.28%, 08/16/26 (Call 06/16/26)	240	224,138
2.44%, 08/16/29 (Call 05/16/29)	254	224,660
2.61%, 10/15/30 (Call 07/15/30)	370	326,695
2.71%, 03/06/25 (Call 12/06/24)	375	360,529
2.99%, 03/19/25 (Call 02/19/25)	560	542,746
3.04%, 03/01/26 (Call 12/01/25)	485	464,800
3.18%, 03/15/24 (Call 12/15/23)	241	237,187
3.29%, 03/19/27 (Call 01/19/27)(a)	267	258,226
3.48%, 03/19/30 (Call 12/19/29)	381	358,662
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	135	111,475
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	115	112,038
4.30%, 04/01/27 (Call 01/01/27)	192	184,572
7.30%, 08/15/31	90	99,055
7.88%, 10/01/29	85	95,326
HF Sinclair Corp., 4.50%, 10/01/30	110	97,631
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	197	190,509
6.80%, 03/15/32	155	163,235
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	262	255,958
3.80%, 04/01/28 (Call 01/01/28)	120	111,815
4.70%, 05/01/25 (Call 04/01/25)	241	238,882
5.13%, 12/15/26 (Call 09/15/26)	207	207,383
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	165	163,942
Ovintiv Inc.
7.20%, 11/01/31	65	69,388
7.38%, 11/01/31	100	108,988
8.13%, 09/15/30	115	128,391
Phillips 66
0.90%, 02/15/24 (Call 01/03/23)	45	42,867
1.30%, 02/15/26 (Call 01/15/26)	90	80,648
2.15%, 12/15/30 (Call 09/15/30)	175	142,275
3.15%, 12/15/29 (Call 09/15/29)(d)	110	97,240
3.55%, 10/01/26 (Call 07/01/26)(d)	90	84,956
3.61%, 02/15/25 (Call 11/15/24)(d)	75	72,625
3.75%, 03/01/28 (Call 12/01/27)(d)	140	129,181
3.85%, 04/09/25 (Call 03/09/25)	110	107,751
3.90%, 03/15/28 (Call 12/15/27)	200	189,898

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	$215	$172,101
2.15%, 01/15/31 (Call 10/15/30)	200	161,480
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	255	243,573
2.38%, 11/07/29 (Call 08/07/29)	398	349,671
2.50%, 09/12/26	187	175,359
2.75%, 04/06/30 (Call 01/06/30)	375	333,412
2.88%, 05/10/26	345	328,588
3.25%, 05/11/25	408	396,874
3.88%, 11/13/28 (Call 08/13/28)	337	328,433
Suncor Energy Inc., 7.15%, 02/01/32	100	108,827
Tosco Corp., 8.13%, 02/15/30	20	23,684
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	242	231,872
2.83%, 01/10/30 (Call 10/10/29)	295	263,789
3.46%, 02/19/29 (Call 11/19/28)	290	272,916
3.70%, 01/15/24	155	153,190
3.75%, 04/10/24	239	236,027
TotalEnergies Capital SA, 3.88%, 10/11/28	207	201,966
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	25	22,125
2.80%, 12/01/31 (Call 09/01/31)	65	53,893
4.35%, 06/01/28 (Call 03/01/28)	31	30,220
7.50%, 04/15/32	145	165,016
		23,597,116
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	110	99,140
3.14%, 11/07/29 (Call 08/07/29)	125	111,479
3.34%, 12/15/27 (Call 09/15/27)	314	293,782
4.49%, 05/01/30 (Call 02/01/30)	70	67,530
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	175	151,648
3.80%, 11/15/25 (Call 08/15/25)	206	201,555
HF Sinclair Corp., 5.88%, 04/01/26	240	241,562
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	127	113,375
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	145	132,955
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	265	230,783
3.65%, 12/01/23 (Call 09/01/23)	382	377,779
		2,021,588
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	100	94,714
4.50%, 05/15/28 (Call 02/15/28)	30	28,195
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	117	95,430
2.69%, 05/25/31 (Call 02/25/31)	135	109,657
4.00%, 05/17/25 (Call 04/17/25)	100	97,131
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	25	21,012
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	25	23,698
1.57%, 01/15/26 (Call 12/15/25)	172	153,582
1.65%, 01/15/27 (Call 12/15/26)	235	198,709
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	150	130,398
3.40%, 12/15/27 (Call 09/15/27)	90	83,520
3.65%, 09/15/24 (Call 06/15/24)	121	118,021

Security	Par (000)	Value

Packaging & Containers (continued)
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	$195	$180,385
2.25%, 02/01/27 (Call 01/01/27)	75	67,318
2.85%, 02/01/32 (Call 11/01/31)	105	86,020
3.13%, 05/01/30 (Call 02/01/30)	45	38,990
WestRock MWV LLC, 8.20%, 01/15/30	29	32,860
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	200	191,370
3.38%, 09/15/27 (Call 06/15/27)	115	105,613
3.75%, 03/15/25 (Call 01/15/25)	188	182,341
3.90%, 06/01/28 (Call 03/01/28)	75	69,311
4.00%, 03/15/28 (Call 12/15/27)	195	182,280
4.65%, 03/15/26 (Call 01/15/26)	177	174,419
4.90%, 03/15/29 (Call 12/15/28)	142	137,426
		2,602,400
Pharmaceuticals — 1.3%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	732	701,234
2.95%, 11/21/26 (Call 09/21/26)	670	627,274
3.20%, 05/14/26 (Call 02/14/26)	415	394,868
3.20%, 11/21/29 (Call 08/21/29)	931	850,431
3.60%, 05/14/25 (Call 02/14/25)	845	823,030
3.80%, 03/15/25 (Call 12/15/24)	680	665,815
3.85%, 06/15/24 (Call 03/15/24)	305	300,733
4.25%, 11/14/28 (Call 08/14/28)	433	422,513
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	230	191,829
2.80%, 05/15/30 (Call 02/15/30)	15	12,790
3.25%, 03/01/25 (Call 12/01/24)	217	209,474
3.40%, 05/15/24 (Call 02/15/24)	131	128,089
3.45%, 12/15/27 (Call 09/15/27)	160	150,102
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 01/03/23)	10	9,411
1.20%, 05/28/26 (Call 04/28/26)	245	219,135
1.75%, 05/28/28 (Call 03/28/28)	310	269,963
2.25%, 05/28/31 (Call 02/28/31)	110	92,572
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	180	159,532
1.38%, 08/06/30 (Call 05/06/30)	277	222,016
3.13%, 06/12/27 (Call 03/12/27)	135	128,227
3.38%, 11/16/25	447	433,112
4.00%, 01/17/29 (Call 10/17/28)	218	211,876
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	250	200,980
2.82%, 05/20/30 (Call 02/20/30)	168	146,318
3.36%, 06/06/24 (Call 04/06/24)	248	242,244
3.70%, 06/06/27 (Call 03/06/27)	369	352,805
3.73%, 12/15/24 (Call 09/15/24)	106	103,468
4.30%, 08/22/32 (Call 05/22/32)	115	109,577
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	215	193,805
1.13%, 11/13/27 (Call 09/13/27)	330	282,487
1.45%, 11/13/30 (Call 08/13/30)	130	103,883
2.90%, 07/26/24 (Call 06/26/24)	624	607,077
2.95%, 03/15/32 (Call 12/15/31)	330	292,664
3.20%, 06/15/26 (Call 04/15/26)	354	340,339
3.25%, 02/27/27	20	19,248
3.40%, 07/26/29 (Call 04/26/29)	445	416,872
3.45%, 11/15/27 (Call 08/15/27)	60	57,407
3.90%, 02/20/28 (Call 11/20/27)	380	369,698

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	$230	$222,953
3.41%, 06/15/27 (Call 03/15/27)	250	235,025
3.50%, 11/15/24 (Call 08/15/24)	170	164,652
3.75%, 09/15/25 (Call 06/15/25)	150	145,133
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)	10	8,967
2.38%, 03/15/31 (Call 12/15/30)	215	178,239
2.40%, 03/15/30 (Call 12/15/29)	279	237,055
3.05%, 10/15/27 (Call 07/15/27)	275	254,235
3.25%, 04/15/25 (Call 01/15/25)	285	275,737
3.40%, 03/01/27 (Call 12/01/26)	300	283,752
3.50%, 06/15/24 (Call 03/17/24)	230	225,202
4.13%, 11/15/25 (Call 09/15/25)	439	430,703
4.38%, 10/15/28 (Call 07/15/28)	635	619,119
4.50%, 02/25/26 (Call 11/27/25)	245	244,387
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	580	497,808
1.75%, 08/21/30 (Call 05/21/30)	290	231,292
1.88%, 02/28/31 (Call 11/28/30)	225	179,440
2.13%, 09/15/31 (Call 06/15/31)	90	72,183
2.63%, 08/15/24 (Call 07/15/24)	25	24,168
2.88%, 06/01/26 (Call 03/01/26)	360	337,669
3.00%, 08/15/26 (Call 06/15/26)	115	108,198
3.25%, 08/15/29 (Call 05/15/29)	332	300,304
3.38%, 08/12/24 (Call 05/12/24)	155	151,537
3.63%, 04/01/27 (Call 02/01/27)	75	71,927
3.75%, 04/01/30 (Call 01/01/30)	348	321,945
3.88%, 07/20/25 (Call 04/20/25)	160	157,290
4.10%, 03/25/25 (Call 01/25/25)	210	207,917
4.30%, 03/25/28 (Call 12/25/27)	900	874,953
6.25%, 06/01/27	65	68,771
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	55	52,757
3.10%, 05/15/27 (Call 02/15/27)	145	137,924
3.38%, 03/15/29 (Call 12/15/28)	260	247,008
5.50%, 03/15/27	150	157,428
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	123	120,754
3.88%, 05/15/28	365	353,510
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	404	394,619
3.38%, 06/01/29 (Call 03/01/29)	145	135,282
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	150	136,365
0.95%, 09/01/27 (Call 07/01/27)	115	100,173
1.30%, 09/01/30 (Call 06/01/30)	275	225,616
2.45%, 03/01/26 (Call 12/01/25)	447	424,328
2.63%, 01/15/25 (Call 11/15/24)	140	135,171
2.90%, 01/15/28 (Call 10/15/27)	365	345,691
2.95%, 03/03/27 (Call 12/03/26)	320	305,760
3.38%, 12/05/23	304	302,279
6.95%, 09/01/29	20	23,729
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	70	62,399
1.30%, 08/15/26 (Call 07/15/26)	100	87,983
3.80%, 03/15/24 (Call 12/15/23)	235	231,534
3.95%, 02/16/28 (Call 11/16/27)	180	170,984
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	175	172,340

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	$75	$67,199
1.45%, 06/24/30 (Call 03/24/30)	170	137,834
1.70%, 06/10/27 (Call 05/10/27)	415	371,811
1.90%, 12/10/28 (Call 10/10/28)	200	174,044
2.15%, 12/10/31 (Call 09/10/31)	405	336,676
2.75%, 02/10/25 (Call 11/10/24)	410	395,240
2.90%, 03/07/24 (Call 02/07/24)	142	139,151
3.40%, 03/07/29 (Call 12/07/28)	355	334,552
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	45	48,785
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	250	236,903
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	70	66,362
2.00%, 02/14/27 (Call 12/14/26)	381	349,106
2.20%, 08/14/30 (Call 05/14/30)	185	159,233
3.00%, 11/20/25 (Call 08/20/25)	99	95,585
3.10%, 05/17/27 (Call 02/17/27)	358	342,792
3.40%, 05/06/24	601	591,666
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	365	336,858
1.70%, 05/28/30 (Call 02/28/30)	297	246,834
1.75%, 08/18/31 (Call 05/18/31)(a)	210	171,379
2.63%, 04/01/30 (Call 01/01/30)	246	218,556
2.75%, 06/03/26	170	161,845
3.00%, 12/15/26	463	443,457
3.40%, 05/15/24	436	429,190
3.45%, 03/15/29 (Call 12/15/28)	192	182,052
3.60%, 09/15/28 (Call 06/15/28)	230	222,300
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	200	192,580
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	580	546,737
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	460	379,514
5.00%, 11/26/28 (Call 08/26/28)	360	359,449
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	439	411,611
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	260	235,524
2.30%, 06/22/27 (Call 04/22/27)	110	94,680
2.70%, 06/22/30 (Call 03/22/30)	290	231,014
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	135	110,838
3.00%, 09/12/27 (Call 06/12/27)	115	106,382
3.90%, 08/20/28 (Call 05/20/28)	163	155,577
4.50%, 11/13/25 (Call 08/13/25)	191	189,921
5.60%, 11/16/32.	150	157,224
		31,947,554
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	110	93,369
3.60%, 09/01/32 (Call 06/01/32)	100	83,874
4.45%, 07/15/27 (Call 04/15/27)	65	62,130
4.80%, 05/03/29 (Call 02/03/29)	170	160,652
4.95%, 12/15/24 (Call 09/15/24)	120	118,970
5.95%, 06/01/26 (Call 03/01/26)	90	91,798
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	290	265,228
5.13%, 06/30/27 (Call 01/01/27)	322	322,509
5.88%, 03/31/25 (Call 10/02/24)	344	345,765
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	230	187,156

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.00%, 03/01/31 (Call 03/01/26)	$290	$253,361
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	287	283,602
DCP Midstream Operating LP
5.13%, 05/15/29 (Call 02/15/29)	145	141,147
5.63%, 07/15/27 (Call 04/15/27)	60	59,975
8.13%, 08/16/30	65	72,796
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	194	169,442
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	90	91,974
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	70	61,587
2.15%, 02/16/24	35	33,780
2.50%, 01/15/25 (Call 12/15/24)	30	28,490
2.50%, 02/14/25	80	75,818
3.13%, 11/15/29 (Call 08/15/29)	75	66,227
3.50%, 06/10/24 (Call 03/10/24)	320	311,949
3.70%, 07/15/27 (Call 04/15/27)	140	132,142
4.25%, 12/01/26 (Call 09/01/26)	176	170,827
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	185	174,695
3.75%, 05/15/30 (Call 02/15/30)	290	257,157
3.90%, 05/15/24 (Call 02/15/24)	185	180,368
3.90%, 07/15/26 (Call 04/15/26)	50	47,243
4.00%, 10/01/27 (Call 07/01/27)	160	150,238
4.05%, 03/15/25 (Call 12/15/24)	201	195,296
4.15%, 09/15/29 (Call 06/15/29)	110	99,805
4.20%, 04/15/27 (Call 01/15/27)	97	91,969
4.25%, 04/01/24 (Call 01/01/24)	97	95,191
4.40%, 03/15/27 (Call 12/15/26)	157	150,301
4.50%, 04/15/24 (Call 03/15/24)	222	219,296
4.75%, 01/15/26 (Call 10/15/25)	205	201,314
4.95%, 05/15/28 (Call 02/15/28)	201	193,953
4.95%, 06/15/28 (Call 03/15/28)	244	236,682
5.25%, 04/15/29 (Call 01/15/29)	301	293,237
5.50%, 06/01/27 (Call 03/01/27)	163	163,010
5.95%, 12/01/25 (Call 09/01/25)	94	94,948
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	255	220,685
3.13%, 07/31/29 (Call 04/30/29)	300	267,474
3.70%, 02/15/26 (Call 11/15/25)	195	188,684
3.75%, 02/15/25 (Call 11/15/24)	324	316,917
3.90%, 02/15/24 (Call 11/15/23)	175	172,265
3.95%, 02/15/27 (Call 11/15/26)	145	140,161
4.15%, 10/16/28 (Call 07/16/28)	175	166,988
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(b)	125	94,589
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(b)	100	81,426
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	140	137,957
4.30%, 05/01/24 (Call 02/01/24)	200	197,424
7.40%, 03/15/31	35	38,316
7.75%, 03/15/32	50	55,932
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	125	110,691
2.00%, 02/15/31 (Call 11/15/30)	137	107,945
4.30%, 06/01/25 (Call 03/01/25)	299	294,590
4.30%, 03/01/28 (Call 12/01/27)	260	251,152
7.75%, 01/15/32	205	234,135

Security	Par (000)	Value

Pipelines (continued)
7.80%, 08/01/31	$5	$5,658
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	125	109,820
5.00%, 03/01/26 (Call 12/01/25)	195	195,413
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	346	310,341
2.65%, 08/15/30 (Call 05/15/30)	410	337,922
4.00%, 02/15/25 (Call 11/15/24)	140	136,027
4.00%, 03/15/28 (Call 12/15/27)	255	238,920
4.13%, 03/01/27 (Call 12/01/26)	295	281,628
4.25%, 12/01/27 (Call 09/01/27)	30	28,625
4.80%, 02/15/29 (Call 11/15/28)	60	57,754
4.88%, 12/01/24 (Call 09/01/24)	214	212,438
4.88%, 06/01/25 (Call 03/01/25)	300	296,214
4.95%, 09/01/32 (Call 06/01/32)	165	156,776
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	25	23,665
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	170	156,198
2.75%, 09/01/24 (Call 08/01/24)	130	124,864
3.10%, 03/15/30 (Call 12/15/29)	105	88,924
3.40%, 09/01/29 (Call 06/01/29)	161	140,365
4.00%, 07/13/27 (Call 04/13/27)	101	95,119
4.35%, 03/15/29 (Call 12/15/28)	150	139,495
4.55%, 07/15/28 (Call 04/15/28)	165	156,758
5.85%, 01/15/26 (Call 12/15/25)	120	121,865
6.10%, 11/15/32 (Call 08/15/32)	150	153,342
6.35%, 01/15/31 (Call 10/15/30)	70	72,129
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	162	160,014
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	180	157,280
3.60%, 11/01/24 (Call 08/01/24)	155	149,425
3.80%, 09/15/30 (Call 06/15/30)	120	105,550
4.50%, 12/15/26 (Call 09/15/26)	171	165,020
4.65%, 10/15/25 (Call 07/15/25)	312	307,292
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	154	145,880
4.50%, 05/15/30 (Call 11/15/29)	422	399,090
5.00%, 03/15/27 (Call 09/15/26)	324	319,989
5.63%, 03/01/25 (Call 12/01/24)	505	506,783
5.75%, 05/15/24 (Call 02/15/24)	535	536,011
5.88%, 06/30/26 (Call 12/31/25)	310	314,731
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	131	122,757
3.50%, 03/15/25 (Call 12/15/24)	175	168,817
4.75%, 03/15/24 (Call 12/15/23)	55	54,699
Targa Resources Corp., 5.20%, 07/01/27 (Call 06/01/27)	110	108,672
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	220	188,610
4.88%, 02/01/31 (Call 02/01/26)	240	218,582
5.00%, 01/15/28 (Call 01/15/23)	155	148,214
5.50%, 03/01/30 (Call 03/01/25)	240	230,710
6.50%, 07/15/27 (Call 01/03/23)	100	100,572
6.88%, 01/15/29 (Call 01/15/24)	135	138,714
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	145	137,853
4.38%, 03/13/25 (Call 12/13/24)	120	117,937
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	10	10,711
7.00%, 10/15/28	90	97,599

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Texas Eastern Transmission LP, 7.00%, 07/15/32	$85	$93,881
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	30	27,851
2.50%, 10/12/31 (Call 07/12/31)	173	140,372
4.10%, 04/15/30 (Call 01/15/30)	260	243,188
4.25%, 05/15/28 (Call 02/15/28)	315	301,408
4.88%, 01/15/26 (Call 10/15/25)	110	109,271
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	165	145,033
4.00%, 03/15/28 (Call 12/15/27)	180	170,487
7.85%, 02/01/26 (Call 11/01/25)	245	263,252
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	40	39,258
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	315	259,532
3.50%, 11/15/30 (Call 08/15/30)	172	152,853
3.75%, 06/15/27 (Call 03/15/27)	289	273,492
3.90%, 01/15/25 (Call 10/15/24)	268	261,898
4.00%, 09/15/25 (Call 06/15/25)	80	77,992
4.30%, 03/04/24 (Call 12/04/23)	185	183,069
4.55%, 06/24/24 (Call 03/24/24)	158	156,401
4.65%, 08/15/32 (Call 05/15/32)	125	118,312
8.75%, 03/15/32	30	36,118
Series A, 7.50%, 01/15/31	110	121,887
		21,533,929
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	50	49,055
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	180	141,075
4.88%, 03/01/26 (Call 12/01/25)	100	100,100
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	105	76,446
		366,676
Real Estate Investment Trusts — 1.5%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	45	37,180
2.90%, 10/01/30 (Call 07/01/30)	156	128,463
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	100	84,864
3.38%, 08/15/31 (Call 05/15/31)	175	153,652
3.45%, 04/30/25 (Call 02/28/25)	115	111,182
3.80%, 04/15/26 (Call 02/15/26)	184	178,101
3.95%, 01/15/27 (Call 10/15/26)	130	124,921
3.95%, 01/15/28 (Call 10/15/27)	100	94,190
4.30%, 01/15/26 (Call 10/15/25)	30	29,357
4.50%, 07/30/29 (Call 04/30/29)	60	56,867
4.70%, 07/01/30 (Call 04/01/30)	125	120,063
4.90%, 12/15/30 (Call 09/15/30)	115	112,155
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	95	76,816
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	35	27,288
4.25%, 02/15/28 (Call 11/15/27)	280	261,120
4.90%, 02/15/29 (Call 11/15/28)	70	66,602
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	90	81,129
1.45%, 09/15/26 (Call 08/15/26)	170	147,908
1.50%, 01/31/28 (Call 11/30/27)	185	153,071
1.60%, 04/15/26 (Call 03/15/26)	65	57,732
1.88%, 10/15/30 (Call 07/15/30)	310	241,893
2.10%, 06/15/30 (Call 03/15/30)	100	80,350

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.30%, 09/15/31 (Call 06/15/31)	$285	$226,025
2.40%, 03/15/25 (Call 02/15/25)	160	150,389
2.70%, 04/15/31 (Call 01/15/31)	85	70,128
2.75%, 01/15/27 (Call 11/15/26)	185	167,688
2.90%, 01/15/30 (Call 10/15/29)	63	54,069
2.95%, 01/15/25 (Call 12/15/24)	207	197,699
3.13%, 01/15/27 (Call 10/15/26)	78	71,752
3.38%, 05/15/24 (Call 04/15/24)	222	216,286
3.38%, 10/15/26 (Call 07/15/26)	281	262,190
3.55%, 07/15/27 (Call 04/15/27)	180	167,425
3.60%, 01/15/28 (Call 10/15/27)	140	129,052
3.65%, 03/15/27 (Call 02/15/27)	35	32,795
3.80%, 08/15/29 (Call 05/15/29)	214	195,906
3.95%, 03/15/29 (Call 12/15/28)	74	68,614
4.00%, 06/01/25 (Call 03/01/25)	190	184,456
4.05%, 03/15/32 (Call 12/15/31)(a)	90	81,941
4.40%, 02/15/26 (Call 11/15/25)	106	103,564
5.00%, 02/15/24	75	74,913
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	205	172,901
2.05%, 01/15/32 (Call 10/15/31)	250	199,140
2.30%, 03/01/30 (Call 12/01/29)	105	88,444
2.45%, 01/15/31 (Call 10/17/30)	120	100,210
2.90%, 10/15/26 (Call 07/15/26)	15	13,808
2.95%, 05/11/26 (Call 02/11/26)	55	51,329
3.20%, 01/15/28 (Call 10/15/27)	5	4,605
3.30%, 06/01/29 (Call 03/01/29)	80	72,204
3.35%, 05/15/27 (Call 02/15/27)	75	69,954
3.45%, 06/01/25 (Call 03/03/25)	106	102,289
3.50%, 11/15/25 (Call 08/15/25)	30	28,901
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	170	131,007
2.75%, 10/01/26 (Call 07/01/26)	227	206,068
2.90%, 03/15/30 (Call 12/15/29)	202	165,587
3.20%, 01/15/25 (Call 10/15/24)	185	177,485
3.25%, 01/30/31 (Call 10/30/30)	65	54,352
3.40%, 06/21/29 (Call 03/21/29)	275	237,781
3.65%, 02/01/26 (Call 11/03/25)	310	294,928
3.80%, 02/01/24 (Call 11/01/23)	204	200,093
4.50%, 12/01/28 (Call 09/01/28)	50	46,685
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	165	144,502
4.10%, 10/01/24 (Call 07/01/24)	145	140,209
4.55%, 10/01/29 (Call 07/01/29)	15	13,080
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	35	28,991
2.50%, 08/16/31 (Call 05/16/31)	125	95,240
3.65%, 06/15/24 (Call 04/15/24)	95	92,113
3.85%, 02/01/25 (Call 11/01/24)	100	96,292
3.90%, 03/15/27 (Call 12/15/26)	190	176,333
4.05%, 07/01/30 (Call 04/01/30)	55	48,346
4.13%, 06/15/26 (Call 03/15/26)	210	198,164
4.13%, 05/15/29 (Call 02/15/29)	170	151,553
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	120	90,781
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	215	185,700
3.15%, 07/01/29 (Call 04/01/29)	45	40,203
4.10%, 10/15/28 (Call 07/15/28)	173	164,838

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	$130	$100,690
2.25%, 03/15/26 (Call 02/15/26)	10	8,856
2.75%, 04/15/31 (Call 01/15/31)	10	7,585
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	188	163,013
2.10%, 04/01/31 (Call 01/01/31)	295	234,168
2.25%, 01/15/31 (Call 10/15/30)	150	121,420
3.20%, 09/01/24 (Call 07/01/24)	157	152,342
3.30%, 07/01/30 (Call 04/01/30)	185	163,355
3.65%, 09/01/27 (Call 06/01/27)	228	213,162
3.70%, 06/15/26 (Call 03/15/26)	143	136,175
3.80%, 02/15/28 (Call 11/15/27)	239	223,324
4.00%, 03/01/27 (Call 12/01/26)	144	137,627
4.45%, 02/15/26 (Call 11/15/25)	199	194,524
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	105	95,515
2.50%, 07/15/31 (Call 04/15/31)	5	4,083
2.90%, 03/15/27 (Call 02/15/27)	145	132,602
3.10%, 11/15/29 (Call 08/15/29)	135	118,488
4.30%, 02/15/29 (Call 11/15/28)	90	85,805
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	25	19,041
2.25%, 12/15/28 (Call 10/15/28)	105	86,928
2.50%, 02/15/32 (Call 11/15/31)	15	11,553
3.00%, 02/15/30 (Call 11/15/29)	40	33,559
3.13%, 09/01/26 (Call 06/01/26)	180	166,788
4.00%, 11/15/25 (Call 08/15/25)	140	135,190
4.38%, 02/15/29 (Call 11/15/28)	140	130,704
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	121	109,719
3.70%, 08/15/27 (Call 05/15/27)	251	234,532
4.45%, 07/15/28 (Call 04/15/28)	206	196,557
5.55%, 01/15/28 (Call 12/15/27)	245	245,740
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	100	79,158
4.50%, 04/01/25 (Call 01/01/25)	100	94,165
4.50%, 06/01/27 (Call 03/01/27)	100	87,223
4.75%, 12/15/26 (Call 09/15/26)	100	90,076
4.95%, 04/15/28 (Call 01/15/28)	100	86,823
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	300	267,828
1.25%, 07/15/25 (Call 06/15/25)	45	40,682
1.45%, 05/15/26 (Call 04/15/26)	135	118,809
1.55%, 03/15/28 (Call 01/15/28)	220	183,487
1.80%, 07/15/27 (Call 05/15/27)	90	77,472
2.00%, 05/15/28 (Call 03/15/28)	135	114,033
2.15%, 07/15/30 (Call 04/15/30)	90	72,257
2.50%, 05/15/31 (Call 02/15/31)	85	68,755
2.63%, 11/18/24 (Call 10/18/24)	85	80,965
2.90%, 11/18/26 (Call 09/18/26)	216	197,644
3.20%, 11/18/29 (Call 08/18/29)	268	235,682
3.90%, 04/15/32 (Call 01/15/32)	155	138,257
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	100	78,652
2.50%, 02/15/30 (Call 11/15/29)	145	121,696
2.85%, 11/01/26 (Call 08/01/26)	94	87,115
3.00%, 07/01/29 (Call 04/01/29)	168	147,738
3.25%, 08/01/27 (Call 05/01/27)	135	124,483
3.50%, 03/01/28 (Call 12/01/27)	35	32,492

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.15%, 12/01/28 (Call 09/01/28)	$94	$89,064
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	114	85,407
1.70%, 03/01/28 (Call 01/01/28)	35	29,246
2.55%, 06/15/31 (Call 03/15/31)	185	148,253
2.65%, 03/15/32 (Call 12/15/31)	10	7,977
3.00%, 01/15/30 (Call 10/15/29)	65	55,176
3.38%, 04/15/26 (Call 01/15/26)	155	145,844
3.50%, 04/01/25 (Call 01/01/25)	150	144,924
3.63%, 05/01/27 (Call 02/01/27)	40	37,678
4.00%, 03/01/29 (Call 12/01/28)	45	41,239
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	25	19,160
2.55%, 06/01/31 (Call 03/01/31)	140	110,531
3.90%, 04/01/29 (Call 02/01/29)	80	72,216
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	50	44,304
3.20%, 06/15/29 (Call 03/15/29)	115	100,382
3.25%, 07/15/27 (Call 04/15/27)	95	87,348
3.50%, 06/01/30 (Call 03/01/30)	100	86,835
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	190	151,257
3.35%, 09/01/24 (Call 08/01/24)	25	23,837
4.00%, 01/15/30 (Call 10/15/29)	165	143,151
4.00%, 01/15/31 (Call 10/15/30)	100	85,362
5.25%, 06/01/25 (Call 03/01/25)	89	87,448
5.30%, 01/15/29 (Call 10/15/28)	170	160,383
5.38%, 04/15/26 (Call 01/15/26)	140	136,042
5.75%, 06/01/28 (Call 03/03/28)	131	127,625
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	127	97,205
3.50%, 08/01/26 (Call 05/01/26)	175	163,571
3.75%, 07/01/27 (Call 04/01/27)	184	171,917
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	105	88,712
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	235	198,986
2.88%, 01/15/31 (Call 10/15/30)(a)	15	12,696
3.00%, 01/15/30 (Call 10/15/29)	335	289,082
3.25%, 07/15/26 (Call 05/15/26)	30	28,382
3.40%, 02/01/25 (Call 11/01/24)	22	21,238
3.50%, 07/15/29 (Call 04/15/29)	80	71,714
4.00%, 06/01/25 (Call 03/01/25)	103	100,415
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	50	37,773
3.05%, 02/15/30 (Call 11/15/29)	50	40,225
3.88%, 03/01/27 (Call 12/01/26)	30	27,719
4.13%, 03/15/28 (Call 12/15/27)	20	18,186
4.20%, 04/15/29 (Call 01/15/29)	150	132,162
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	25	24,349
Series E, 4.00%, 06/15/25 (Call 03/15/25)	160	153,120
Series F, 4.50%, 02/01/26 (Call 11/01/25)	60	57,867
Series H, 3.38%, 12/15/29 (Call 09/15/29)	120	101,842
Series I, 3.50%, 09/15/30 (Call 06/15/30)	145	120,895
Series J, 2.90%, 12/15/31 (Call 09/15/31)	130	100,723
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	120	93,977
3.95%, 11/01/27 (Call 08/01/27)	50	42,851
4.65%, 04/01/29 (Call 01/01/29)	200	175,028

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	$35	$25,990
2.30%, 11/15/28 (Call 09/15/28)	195	162,720
4.15%, 04/15/32 (Call 01/15/32)	160	141,096
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	115	93,372
3.45%, 12/15/24 (Call 09/15/24)	85	81,104
4.25%, 08/15/29 (Call 05/15/29)	85	75,521
4.38%, 10/01/25 (Call 07/01/25)	70	67,518
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	100	84,094
2.25%, 12/01/31 (Call 09/01/31)	100	77,368
2.70%, 03/01/24 (Call 01/01/24)	95	91,986
2.70%, 10/01/30 (Call 07/01/30)	60	49,545
2.80%, 10/01/26 (Call 07/01/26)	171	157,378
3.30%, 02/01/25 (Call 12/01/24)	175	168,406
3.80%, 04/01/27 (Call 01/01/27)	105	98,487
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	5	4,620
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	55	49,078
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	20	15,618
2.40%, 10/15/31 (Call 07/15/31)	105	81,211
3.88%, 12/15/27 (Call 09/15/27)	35	32,577
4.00%, 06/15/29 (Call 03/15/29)	100	90,217
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	215	203,009
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	55	42,006
2.70%, 09/15/30 (Call 06/15/30)	20	16,003
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	135	117,026
1.70%, 02/15/31 (Call 11/15/30)	90	70,574
3.60%, 06/01/27 (Call 03/01/27)	143	136,085
3.95%, 03/15/29 (Call 12/15/28)	165	155,022
4.00%, 11/15/25 (Call 08/15/25)	10	9,757
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	120	87,550
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	5	4,102
3.50%, 10/15/27 (Call 07/15/27)	180	163,175
3.60%, 12/15/26 (Call 09/15/26)	15	14,041
3.90%, 06/15/24 (Call 03/15/24)	30	29,380
4.00%, 11/15/25 (Call 08/15/25)	55	53,075
4.30%, 10/15/28 (Call 07/15/28)	157	146,679
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)	115	75,912
4.50%, 02/01/25 (Call 11/01/24)	160	143,096
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	25	19,595
3.63%, 10/01/29 (Call 07/01/29)	200	165,784
4.50%, 01/15/25 (Call 10/15/24)	105	102,141
4.50%, 04/01/27 (Call 01/01/27)	175	163,336
4.75%, 01/15/28 (Call 10/15/27)	174	160,639
4.95%, 04/01/24 (Call 01/01/24)	150	148,117
5.25%, 01/15/26 (Call 10/15/25)	35	34,179
Phillips Edison Grocery Center Operating Partnership I LP,2.63%, 11/15/31 (Call 08/15/31)	110	81,879
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	105	83,037
3.95%, 01/15/28 (Call 10/15/27)	90	82,647
4.30%, 03/15/27 (Call 12/15/26)	135	128,200

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	$105	$103,316
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	150	114,866
1.63%, 03/15/31 (Call 12/15/30)	70	54,032
1.75%, 02/01/31	130	102,417
2.13%, 04/15/27 (Call 02/15/27)	166	149,739
2.25%, 04/15/30 (Call 01/15/30)	200	167,658
2.25%, 01/15/32	80	64,427
2.88%, 11/15/29	90	78,468
3.25%, 10/01/26 (Call 07/01/26)	47	44,666
3.38%, 12/15/27	170	159,674
3.88%, 09/15/28 (Call 06/15/28)	80	76,034
4.00%, 09/15/28	110	105,380
4.38%, 02/01/29 (Call 11/01/28)	55	53,073
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	85	75,202
1.85%, 05/01/28 (Call 03/01/28)	175	150,822
1.95%, 11/09/28 (Call 09/09/28)	145	124,799
2.25%, 11/09/31 (Call 08/09/31)	165	133,775
2.30%, 05/01/31 (Call 02/01/31)	115	95,396
3.09%, 09/15/27 (Call 06/15/27)	70	65,534
3.39%, 05/01/29 (Call 02/01/29)	151	138,935
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	142	116,001
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	100	87,077
2.20%, 06/15/28 (Call 04/15/28)	50	43,039
3.00%, 01/15/27 (Call 10/15/26)	215	199,084
3.10%, 12/15/29 (Call 09/15/29)	125	109,788
3.25%, 06/15/29 (Call 03/15/29)	35	31,267
3.25%, 01/15/31 (Call 10/15/30)	204	178,580
3.40%, 01/15/28 (Call 11/15/27)	15	13,879
3.65%, 01/15/28 (Call 10/15/27)	170	159,472
3.88%, 07/15/24 (Call 04/15/24)	125	122,561
3.88%, 04/15/25 (Call 02/15/25)	120	117,416
3.95%, 08/15/27 (Call 05/15/27)	45	43,166
4.13%, 10/15/26 (Call 07/15/26)	10	9,700
4.60%, 02/06/24 (Call 11/06/23)	116	115,433
4.63%, 11/01/25 (Call 09/01/25)	155	154,304
4.88%, 06/01/26 (Call 03/01/26)	130	130,658
5.63%, 10/13/32 (Call 07/13/32)	155	159,907
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	200	168,372
3.60%, 02/01/27 (Call 11/01/26)	136	127,841
3.70%, 06/15/30 (Call 03/15/30)	105	91,882
4.13%, 03/15/28 (Call 12/15/27)	15	14,001
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	20	15,647
2.15%, 09/01/31 (Call 06/01/31)	110	84,977
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	125	93,946
3.90%, 10/15/29 (Call 07/15/29)	70	57,680
5.13%, 08/15/26 (Call 05/15/26)	140	132,462
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	110	85,454
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	210	183,303
1.75%, 02/01/28 (Call 11/01/27)	80	68,328
2.00%, 09/13/24 (Call 06/13/24)	273	258,777
2.20%, 02/01/31 (Call 11/01/30)	175	139,531

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.25%, 01/15/32 (Call 10/15/31)	$120	$93,720
2.45%, 09/13/29 (Call 06/13/29)	120	100,856
2.65%, 07/15/30 (Call 04/15/30)	105	88,584
2.65%, 02/01/32 (Call 12/01/31)	125	100,893
3.25%, 11/30/26 (Call 08/30/26)	250	235,090
3.30%, 01/15/26 (Call 10/15/25)	386	368,159
3.38%, 10/01/24 (Call 07/01/24)	203	197,430
3.38%, 06/15/27 (Call 03/15/27)	150	140,800
3.38%, 12/01/27 (Call 09/01/27)	187	173,925
3.50%, 09/01/25 (Call 06/01/25)	10	9,626
3.75%, 02/01/24 (Call 11/01/23)	125	123,176
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	140	132,320
4.25%, 02/01/26 (Call 11/01/25)	65	61,624
4.70%, 06/01/27 (Call 03/01/27)	85	80,380
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	125	102,009
3.20%, 01/15/27 (Call 11/15/26)	148	132,123
3.20%, 02/15/31 (Call 11/15/30)	30	24,106
3.40%, 01/15/30 (Call 10/15/29)	145	120,879
4.00%, 07/15/29 (Call 04/15/29)	15	13,136
4.45%, 09/15/26 (Call 06/15/26)	211	202,895
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	115	87,420
2.75%, 11/18/30 (Call 08/18/30)	45	35,600
4.50%, 03/15/28 (Call 12/15/27)	45	41,042
4.63%, 03/15/29 (Call 12/15/28)	140	128,250
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	85	70,647
2.70%, 07/15/31 (Call 04/15/31)	215	167,711
4.20%, 04/15/32 (Call 01/15/32)	60	51,914
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	90	64,751
3.13%, 09/01/26 (Call 06/01/26)	212	192,935
UDR Inc.
2.10%, 08/01/32 (Call 05/01/32)	80	59,729
2.95%, 09/01/26 (Call 06/01/26)	69	63,870
3.00%, 08/15/31 (Call 05/15/31)	35	29,310
3.20%, 01/15/30 (Call 10/15/29)	125	108,313
3.50%, 07/01/27 (Call 04/01/27)	120	112,627
3.50%, 01/15/28 (Call 10/15/27)	130	118,248
4.40%, 01/26/29 (Call 10/26/28)	105	99,325
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(a)	115	90,683
2.65%, 01/15/25 (Call 12/15/24)	20	18,902
3.00%, 01/15/30 (Call 10/15/29)	110	93,288
3.25%, 10/15/26 (Call 07/15/26)	85	78,622
3.50%, 04/15/24 (Call 03/15/24)	81	78,766
3.50%, 02/01/25 (Call 11/01/24)	132	126,645
3.75%, 05/01/24 (Call 02/01/24)	82	79,898
3.85%, 04/01/27 (Call 01/01/27)	90	85,082
4.00%, 03/01/28 (Call 12/01/27)	35	32,661
4.13%, 01/15/26 (Call 10/15/25)	195	188,653
4.40%, 01/15/29 (Call 10/15/28)	156	146,579
4.75%, 11/15/30 (Call 08/15/30)	90	85,194
VICI Properties LP
4.38%, 05/15/25	100	96,251
4.75%, 02/15/28 (Call 01/15/28)	145	137,972
4.95%, 02/15/30 (Call 12/15/29)	190	181,271
5.13%, 05/15/32 (Call 02/15/32)	335	312,722

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Vornado Realty LP
3.40%, 06/01/31 (Call 03/01/31)	$80	$60,890
3.50%, 01/15/25 (Call 11/15/24)	95	88,497
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	75	61,616
2.70%, 02/15/27 (Call 12/15/26)	105	95,654
2.75%, 01/15/31 (Call 10/15/30)	75	60,884
2.75%, 01/15/32 (Call 10/15/31)	200	159,070
2.80%, 06/01/31 (Call 03/01/31)	190	153,765
3.10%, 01/15/30 (Call 10/15/29)	8	6,817
3.63%, 03/15/24 (Call 02/15/24)	214	209,735
3.85%, 06/15/32 (Call 03/15/32)	50	43,545
4.00%, 06/01/25 (Call 03/01/25)	241	235,240
4.13%, 03/15/29 (Call 12/15/28)	60	55,634
4.25%, 04/01/26 (Call 01/01/26)	160	156,002
4.25%, 04/15/28 (Call 01/15/28)	165	156,258
4.50%, 01/15/24 (Call 10/15/23)	119	117,954
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	60	55,100
4.00%, 04/15/30 (Call 01/15/30)	372	339,342
7.38%, 03/15/32	20	22,278
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)	25	20,029
2.45%, 02/01/32 (Call 11/01/31)	75	58,163
3.85%, 07/15/29 (Call 04/15/29)	40	36,129
4.00%, 02/01/25 (Call 11/01/24)	145	141,166
4.25%, 10/01/26 (Call 07/01/26)	110	106,024
4.60%, 04/01/24 (Call 01/01/24)	140	139,181
		37,845,056
Retail — 0.8%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	50	42,145
3.50%, 03/15/32 (Call 12/15/31)	80	66,561
3.90%, 04/15/30 (Call 01/15/30)	120	106,290
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	55	43,944
2.40%, 08/01/31 (Call 05/01/31)	150	110,323
3.50%, 11/15/24 (Call 09/15/24)	138	132,098
3.80%, 11/15/27 (Call 08/15/27)	105	94,946
3.85%, 03/01/32 (Call 12/01/31)	60	49,657
4.50%, 10/01/25 (Call 07/01/25)	75	73,090
4.75%, 06/01/30 (Call 03/01/30)	150	135,942
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	40	31,087
3.13%, 04/18/24 (Call 03/18/24)	100	97,422
3.13%, 04/21/26 (Call 01/21/26)	120	114,082
3.25%, 04/15/25 (Call 01/15/25)	155	149,037
3.63%, 04/15/25 (Call 03/15/25)	147	142,768
3.75%, 06/01/27 (Call 03/01/27)	120	115,246
3.75%, 04/18/29 (Call 01/18/29)	154	143,055
4.00%, 04/15/30 (Call 01/15/30)	105	98,247
4.75%, 08/01/32 (Call 05/01/32)	70	68,778
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	180	142,461
4.45%, 10/01/28 (Call 07/01/28)	180	174,094
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	230	203,856
1.60%, 04/20/30 (Call 01/20/30)	82	67,945
1.75%, 04/20/32 (Call 01/20/32)	110	88,529
2.75%, 05/18/24 (Call 03/18/24)	240	234,470

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.00%, 05/18/27 (Call 02/18/27)	$250	$239,192
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	209	200,590
Dick's Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	110	87,694
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	219	198,975
3.88%, 04/15/27 (Call 01/15/27)	203	195,550
4.13%, 05/01/28 (Call 02/01/28)	145	139,129
4.15%, 11/01/25 (Call 08/01/25)	91	89,327
4.25%, 09/20/24	55	54,246
4.63%, 11/01/27 (Call 10/01/27)	170	168,720
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	100	81,721
4.00%, 05/15/25 (Call 03/15/25)	291	285,058
4.20%, 05/15/28 (Call 02/15/28)	275	263,230
Genuine Parts Co.
1.75%, 02/01/25 (Call 02/01/23)	62	57,870
1.88%, 11/01/30 (Call 08/01/30)	30	23,190
2.75%, 02/01/32 (Call 11/01/31)	15	12,187
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	180	150,997
1.38%, 03/15/31 (Call 12/15/30)	255	200,285
1.50%, 09/15/28 (Call 07/15/28)	110	94,436
1.88%, 09/15/31 (Call 06/15/31)	205	166,212
2.13%, 09/15/26 (Call 06/15/26)	208	191,751
2.50%, 04/15/27 (Call 02/15/27)(a)	188	174,567
2.70%, 04/15/25 (Call 03/15/25)	70	67,344
2.70%, 04/15/30 (Call 01/15/30)	302	267,349
2.80%, 09/14/27 (Call 06/14/27)	248	232,237
2.88%, 04/15/27 (Call 03/15/27)	95	89,260
2.95%, 06/15/29 (Call 03/15/29)	338	308,810
3.00%, 04/01/26 (Call 01/01/26)	181	173,427
3.25%, 04/15/32 (Call 01/15/32)	245	221,556
3.35%, 09/15/25 (Call 06/15/25)	181	175,999
3.75%, 02/15/24 (Call 11/15/23)	164	162,503
3.90%, 12/06/28 (Call 09/06/28)	277	269,117
4.00%, 09/15/25 (Call 08/15/25)	75	74,458
4.50%, 09/15/32 (Call 06/15/32)	150	148,885
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	240	202,394
1.70%, 09/15/28 (Call 07/15/28)	240	204,674
1.70%, 10/15/30 (Call 07/15/30)	195	154,871
2.50%, 04/15/26 (Call 01/15/26)	338	316,987
2.63%, 04/01/31 (Call 01/01/31)	310	260,679
3.10%, 05/03/27 (Call 02/03/27)	294	276,198
3.13%, 09/15/24 (Call 06/15/24)	5	4,860
3.35%, 04/01/27 (Call 03/01/27)	145	137,783
3.38%, 09/15/25 (Call 06/15/25)	211	203,491
3.65%, 04/05/29 (Call 01/05/29)	70	65,462
3.75%, 04/01/32 (Call 01/01/32)	290	263,714
4.00%, 04/15/25 (Call 03/15/25)	140	137,920
4.40%, 09/08/25	80	79,429
4.50%, 04/15/30 (Call 01/15/30)	393	382,927
6.50%, 03/15/29	40	43,374
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	140	129,374
2.13%, 03/01/30 (Call 12/01/29)	22	18,720
2.63%, 09/01/29 (Call 06/01/29)	214	189,822
3.25%, 06/10/24	228	223,472
3.30%, 07/01/25 (Call 06/01/25)	144	140,100

Security	Par (000)	Value

Retail (continued)
3.38%, 05/26/25 (Call 02/26/25)	$110	$107,237
3.50%, 03/01/27 (Call 12/01/26)	266	256,347
3.50%, 07/01/27 (Call 05/01/27)	110	105,358
3.60%, 07/01/30 (Call 04/01/30)	282	263,817
3.70%, 01/30/26 (Call 10/30/25)	366	359,116
3.80%, 04/01/28 (Call 01/01/28)	210	202,669
4.60%, 09/09/32 (Call 06/09/32)	55	54,705
O'Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	80	62,388
3.55%, 03/15/26 (Call 12/15/25)	142	137,223
3.60%, 09/01/27 (Call 06/01/27)	127	120,682
3.90%, 06/01/29 (Call 03/01/29)	134	125,476
4.20%, 04/01/30 (Call 01/01/30)	60	56,888
4.35%, 06/01/28 (Call 03/01/28)	125	121,571
4.70%, 06/15/32 (Call 03/15/32)	200	195,506
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	35	30,791
1.88%, 04/15/31 (Call 01/15/31)	55	43,488
4.60%, 04/15/25 (Call 03/15/25)	145	144,506
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	80	72,026
2.25%, 03/12/30 (Call 12/12/29)	312	264,401
2.45%, 06/15/26 (Call 03/15/26)	190	177,730
2.55%, 11/15/30 (Call 08/15/30)	130	111,197
3.00%, 02/14/32 (Call 11/14/31)(a)	235	204,687
3.50%, 03/01/28 (Call 12/01/27)	100	95,846
3.55%, 08/15/29 (Call 05/15/29)	281	264,373
3.80%, 08/15/25 (Call 06/15/25)	364	359,192
4.00%, 11/15/28 (Call 08/15/28)	40	38,712
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	220	201,285
2.25%, 04/15/25 (Call 03/15/25)	319	303,698
2.35%, 02/15/30 (Call 11/15/29)	241	206,518
2.50%, 04/15/26	283	266,764
2.65%, 09/15/30 (Call 06/15/30)	40	34,641
3.38%, 04/15/29 (Call 01/15/29)	214	198,847
3.50%, 07/01/24	282	277,392
4.50%, 09/15/32 (Call 06/15/32)	265	259,626
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)	10	7,859
2.25%, 09/15/26 (Call 06/15/26)	200	185,650
3.88%, 04/15/30 (Call 01/15/30)	260	245,944
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	210	163,458
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	141	135,108
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	117	103,678
2.85%, 07/08/24 (Call 06/08/24)	55	53,650
3.05%, 07/08/26 (Call 05/08/26)	165	159,687
3.25%, 07/08/29 (Call 04/08/29)	200	188,838
3.30%, 04/22/24 (Call 01/22/24)	329	323,588
3.55%, 06/26/25 (Call 04/26/25)	120	118,400
3.70%, 06/26/28 (Call 03/26/28)	335	327,741
4.15%, 09/09/32 (Call 06/09/32)	110	108,859
5.88%, 04/05/27	15	16,030
7.55%, 02/15/30	25	30,223
		19,321,612
Semiconductors — 0.8%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	185	174,614

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	$30	$25,774
2.10%, 10/01/31 (Call 07/01/31)	175	143,962
2.95%, 04/01/25 (Call 03/01/25)	20	19,299
3.45%, 06/15/27	645	612,931
3.50%, 12/05/26 (Call 09/05/26)	275	263,923
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	200	165,302
3.30%, 04/01/27 (Call 01/01/27)	297	285,551
3.90%, 10/01/25 (Call 07/01/25)	237	233,836
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	194	187,181
3.50%, 01/15/28 (Call 10/15/27)	90	82,375
3.88%, 01/15/27 (Call 10/15/26)	1,521	1,441,132
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(d)	205	174,303
2.45%, 02/15/31 (Call 11/15/30)(d)	490	387,649
3.15%, 11/15/25 (Call 10/15/25)	205	195,330
3.46%, 09/15/26 (Call 07/15/26)	40	37,812
3.63%, 10/15/24 (Call 09/15/24)	35	34,190
4.00%, 04/15/29 (Call 02/15/29)(d)	190	173,702
4.11%, 09/15/28 (Call 06/15/28)	170	159,055
4.15%, 11/15/30 (Call 08/15/30)	345	310,276
4.15%, 04/15/32 (Call 01/15/32)(d)	200	176,920
4.75%, 04/15/29 (Call 01/15/29)	336	322,140
5.00%, 04/15/30 (Call 01/15/30)	181	173,440
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	90	76,866
2.00%, 08/12/31 (Call 05/12/31)	160	128,854
2.45%, 11/15/29 (Call 08/15/29)	236	204,178
2.60%, 05/19/26 (Call 02/19/26)	215	202,880
2.88%, 05/11/24 (Call 03/11/24)	379	370,059
3.15%, 05/11/27 (Call 02/11/27)	209	198,420
3.40%, 03/25/25 (Call 02/25/25)	443	432,514
3.70%, 07/29/25 (Call 04/29/25)	550	539,896
3.75%, 03/25/27 (Call 01/25/27)	286	278,587
3.75%, 08/05/27 (Call 07/05/27)	55	53,174
3.90%, 03/25/30 (Call 12/25/29)	604	571,746
4.00%, 08/05/29 (Call 06/05/29)	50	47,882
4.15%, 08/05/32 (Call 05/05/32)	210	198,444
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	259	252,774
4.65%, 11/01/24 (Call 08/01/24)	90	89,743
4.65%, 07/15/32 (Call 04/15/32)	5	4,960
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	140	116,052
3.75%, 03/15/26 (Call 01/15/26)	227	222,276
3.80%, 03/15/25 (Call 12/15/24)	250	246,100
4.00%, 03/15/29 (Call 12/15/28)	270	260,234
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	90	79,557
2.45%, 04/15/28 (Call 02/15/28)	155	131,578
2.95%, 04/15/31 (Call 01/15/31)	150	122,711
4.88%, 06/22/28 (Call 03/22/28)	170	163,125
Microchip Technology Inc., 4.25%, 09/01/25 (Call 01/03/23)	255	247,684
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	35	27,115
4.19%, 02/15/27 (Call 12/15/26)	228	218,109
4.66%, 02/15/30 (Call 11/15/29)	225	208,350
4.98%, 02/06/26 (Call 12/06/25)	158	156,562

Security	Par (000)	Value

Semiconductors (continued)
5.33%, 02/06/29 (Call 11/06/28)	$130	$126,288
6.75%, 11/01/29 (Call 09/01/29)	220	229,079
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	220	206,331
1.55%, 06/15/28 (Call 04/15/28)	370	317,741
2.00%, 06/15/31 (Call 03/15/31)	280	228,085
2.85%, 04/01/30 (Call 01/01/30)	344	303,917
3.20%, 09/16/26 (Call 06/16/26)	210	201,932
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	289	286,405
5.35%, 03/01/26 (Call 01/01/26)	95	94,720
5.55%, 12/01/28 (Call 09/01/28)	118	118,391
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	255	202,144
2.65%, 02/15/32 (Call 11/15/31)	105	82,725
2.70%, 05/01/25 (Call 04/01/25)	95	89,046
3.15%, 05/01/27 (Call 03/01/27)	25	22,703
3.40%, 05/01/30 (Call 02/01/30)	165	143,453
3.88%, 06/18/26 (Call 04/18/26)	170	161,791
4.30%, 06/18/29 (Call 03/18/29)	225	210,706
4.40%, 06/01/27 (Call 05/01/27)	75	72,100
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(d)	40	36,704
4.38%, 10/15/29 (Call 10/15/24)	165	146,710
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	283	241,150
1.65%, 05/20/32 (Call 02/20/32)	115	89,827
2.15%, 05/20/30 (Call 02/20/30)	335	285,557
2.90%, 05/20/24 (Call 03/20/24)	120	117,133
3.25%, 05/20/27 (Call 02/20/27)	388	370,912
3.45%, 05/20/25 (Call 02/20/25)	15	14,646
4.25%, 05/20/32 (Call 02/20/32)	135	131,408
5.40%, 05/20/33 (Call 02/20/33)	110	114,956
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	110	96,448
3.00%, 06/01/31 (Call 03/01/31)	170	132,801
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	65	57,771
1.38%, 03/12/25 (Call 02/12/25)	355	332,163
1.75%, 05/04/30 (Call 02/04/30)	55	45,718
1.90%, 09/15/31 (Call 06/15/31)	240	196,051
2.25%, 09/04/29 (Call 06/04/29)	125	108,590
2.63%, 05/15/24 (Call 03/15/24)	115	111,879
2.90%, 11/03/27 (Call 08/03/27)	191	178,744
3.65%, 08/16/32 (Call 05/16/32)	70	65,616
4.60%, 02/15/28 (Call 01/15/28)	70	70,142
4.70%, 11/18/24	100	100,121
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	200	177,772
2.50%, 10/25/31 (Call 07/25/31)	230	190,691
4.25%, 04/22/32 (Call 01/22/32)	260	250,812
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	262	223,258
2.95%, 06/01/24 (Call 04/01/24)	383	372,303
		18,988,567
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	25	20,857
3.48%, 12/01/27 (Call 09/01/27)	170	155,703
3.84%, 05/01/25 (Call 04/01/25)	165	159,144

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Shipbuilding (continued)
4.20%, 05/01/30 (Call 02/01/30)	$150	$137,859
		473,563
Software — 0.7%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	110	86,904
3.40%, 09/15/26 (Call 06/15/26)	371	355,963
3.40%, 06/15/27 (Call 03/15/27)	150	142,589
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	180	170,932
2.15%, 02/01/27 (Call 12/01/26)	305	280,451
2.30%, 02/01/30 (Call 11/01/29)	317	273,387
3.25%, 02/01/25 (Call 11/01/24)	280	273,767
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	125	101,546
2.85%, 01/15/30 (Call 10/15/29)	193	167,783
3.50%, 06/15/27 (Call 03/15/27)	95	89,367
4.38%, 06/15/25 (Call 03/15/25)	170	168,337
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	230	188,687
2.90%, 12/01/29 (Call 09/01/29)	162	138,619
3.40%, 06/27/26 (Call 03/27/26)	270	253,992
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	10	9,878
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	100	80,290
4.80%, 03/01/26 (Call 12/01/25)	99	99,416
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	270	238,558
1.65%, 03/01/28 (Call 01/01/28)	190	159,560
2.25%, 03/01/31 (Call 12/01/30)	275	219,799
3.75%, 05/21/29 (Call 02/21/29)	50	45,986
4.50%, 07/15/25	90	88,841
4.70%, 07/15/27 (Call 06/15/27)	170	167,027
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	216	192,817
2.65%, 06/01/30 (Call 03/01/30)	212	179,318
2.75%, 07/01/24 (Call 06/01/24)	529	509,866
3.20%, 07/01/26 (Call 05/01/26)	400	376,856
3.50%, 07/01/29 (Call 04/01/29)	444	400,697
3.85%, 06/01/25 (Call 03/01/25)	363	352,662
4.20%, 10/01/28 (Call 07/01/28)	125	119,324
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	205	187,538
1.35%, 07/15/27 (Call 05/15/27)	185	160,854
1.65%, 07/15/30 (Call 04/15/30)	220	176,792
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	739	695,126
2.70%, 02/12/25 (Call 11/12/24)	659	638,657
3.13%, 11/03/25 (Call 08/03/25)	626	609,280
3.30%, 02/06/27 (Call 11/06/26)	783	757,552
3.63%, 12/15/23 (Call 09/15/23)	458	454,038
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	425	381,493
2.30%, 03/25/28 (Call 01/25/28)	355	308,005
2.50%, 04/01/25 (Call 03/01/25)	598	565,875
2.65%, 07/15/26 (Call 04/15/26)	585	539,388
2.80%, 04/01/27 (Call 02/01/27)	436	398,535
2.88%, 03/25/31 (Call 12/25/30)	560	468,978
2.95%, 11/15/24 (Call 09/15/24)	422	406,107
2.95%, 05/15/25 (Call 02/15/25)	518	493,763

Security	Par (000)	Value

Software (continued)
2.95%, 04/01/30 (Call 01/01/30)	$530	$454,899
3.25%, 11/15/27 (Call 08/15/27)	553	509,529
3.25%, 05/15/30 (Call 02/15/30)	130	113,911
3.40%, 07/08/24 (Call 04/08/24)(a)	538	525,954
5.80%, 11/10/25	40	40,974
6.15%, 11/09/29	220	229,698
6.25%, 11/09/32	200	211,156
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	120	108,022
1.40%, 09/15/27 (Call 07/15/27)	120	102,583
1.75%, 02/15/31 (Call 11/15/30)	225	174,937
2.00%, 06/30/30 (Call 03/30/30)(a)	10	8,055
2.35%, 09/15/24 (Call 08/15/24)	140	134,099
2.95%, 09/15/29 (Call 06/15/29)	136	118,984
3.80%, 12/15/26 (Call 09/15/26)	150	144,634
3.85%, 12/15/25 (Call 09/15/25)	10	9,674
4.20%, 09/15/28 (Call 06/15/28)	140	135,232
salesforce.com Inc.
0.63%, 07/15/24 (Call 01/03/23)	40	37,542
1.50%, 07/15/28 (Call 05/15/28)	135	116,618
1.95%, 07/15/31 (Call 04/15/31)	150	122,475
3.70%, 04/11/28 (Call 01/11/28)	407	393,960
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	328	255,072
Take-Two Interactive Software Inc.
3.30%, 03/28/24	110	107,155
3.55%, 04/14/25	170	164,174
3.70%, 04/14/27 (Call 03/14/27)	141	133,922
4.00%, 04/14/32 (Call 01/14/32)	105	93,542
VMware Inc.
1.00%, 08/15/24 (Call 01/03/23)	5	4,649
1.40%, 08/15/26 (Call 07/15/26)	25	21,998
1.80%, 08/15/28 (Call 06/15/28)	70	57,751
2.20%, 08/15/31 (Call 05/15/31)	290	221,870
3.90%, 08/21/27 (Call 05/21/27)	354	333,220
4.50%, 05/15/25 (Call 04/15/25)	71	70,318
4.65%, 05/15/27 (Call 03/15/27)	93	90,709
4.70%, 05/15/30 (Call 02/15/30)	55	51,701
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	70	66,192
3.70%, 04/01/29 (Call 02/01/29)	80	73,631
3.80%, 04/01/32 (Call 01/01/32)(a)	185	165,481
		18,779,521
Telecommunications — 1.0%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	235	202,537
3.63%, 04/22/29 (Call 01/22/29)	65	59,649
4.70%, 07/21/32 (Call 04/21/32)	210	203,805
AT&T Inc.
0.90%, 03/25/24 (Call 12/12/22)	35	33,211
1.65%, 02/01/28 (Call 12/01/27)	450	386,226
1.70%, 03/25/26 (Call 03/25/23)	540	484,261
2.25%, 02/01/32 (Call 11/01/31)	440	348,744
2.30%, 06/01/27 (Call 04/01/27)	495	446,327
2.75%, 06/01/31 (Call 03/01/31)	625	525,750
2.95%, 07/15/26 (Call 04/15/26)(a)	85	79,886
3.80%, 02/15/27 (Call 11/15/26)	187	180,586
3.88%, 01/15/26 (Call 10/15/25)	230	225,069
4.10%, 02/15/28 (Call 11/15/27)	310	299,556
4.25%, 03/01/27 (Call 12/01/26)	266	261,446
4.30%, 02/15/30 (Call 11/15/29)	611	580,254

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.35%, 03/01/29 (Call 12/01/28)	$606	$582,578
Bell Telephone Co. of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	60	47,401
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	230	225,819
9.63%, 12/15/30	500	602,400
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	325	308,051
2.95%, 02/28/26	186	178,787
3.50%, 06/15/25	216	211,492
3.63%, 03/04/24	205	202,733
Deutsche Telekom International Finance BV
8.75%, 06/15/30	717	854,585
9.25%, 06/01/32	45	57,011
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	115	102,604
2.00%, 12/10/30 (Call 09/10/30)	150	114,341
3.75%, 08/15/29 (Call 05/15/29)	150	133,866
Koninklijke KPN NV, 8.38%, 10/01/30	100	113,455
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	105	83,006
2.75%, 05/24/31 (Call 02/24/31)	180	145,345
4.00%, 09/01/24	10	9,818
4.60%, 02/23/28 (Call 11/23/27)	225	219,683
4.60%, 05/23/29 (Call 02/23/29)	181	172,831
5.60%, 06/01/32 (Call 03/01/32)	350	348,572
Orange SA, 9.00%, 03/01/31	435	539,309
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	265	243,469
2.95%, 03/15/25 (Call 03/15/23)(d)	225	212,512
3.20%, 03/15/27 (Call 02/15/27)(d)	110	102,672
3.63%, 12/15/25 (Call 09/15/25)	215	204,671
3.80%, 03/15/32 (Call 12/15/31)(d)	345	305,449
Telefonica Emisiones SA, 4.10%, 03/08/27	205	195,303
Telefonica Europe BV, 8.25%, 09/15/30	250	282,230
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	230	214,022
3.40%, 05/13/32 (Call 02/13/32)	200	174,082
3.70%, 09/15/27 (Call 06/15/27)	110	104,957
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	40	35,881
2.05%, 02/15/28 (Call 12/15/27)	465	401,681
2.25%, 02/15/26 (Call 02/15/23)	325	298,038
2.25%, 11/15/31 (Call 08/15/31)	190	151,339
2.40%, 03/15/29 (Call 01/15/29)	15	12,724
2.55%, 02/15/31 (Call 11/15/30)	525	434,280
2.63%, 04/15/26 (Call 04/15/23)	255	235,176
2.63%, 02/15/29 (Call 02/15/24)	230	195,820
2.70%, 03/15/32 (Call 01/15/29)	50	41,189
2.88%, 02/15/31 (Call 02/15/26)	215	179,187
3.38%, 04/15/29 (Call 04/15/24)	375	331,594
3.50%, 04/15/25 (Call 03/15/25)	698	676,097
3.50%, 04/15/31 (Call 04/15/26)	455	395,491
3.75%, 04/15/27 (Call 02/15/27)	632	598,839
3.88%, 04/15/30 (Call 01/15/30)	1,408	1,292,896
4.75%, 02/01/28 (Call 02/01/23)	300	291,873
5.38%, 04/15/27 (Call 12/12/22)	150	149,539
Verizon Communications Inc.
0.75%, 03/22/24	275	261,459
0.85%, 11/20/25 (Call 10/20/25)	330	296,168

Security	Par (000)	Value

Telecommunications (continued)
1.45%, 03/20/26 (Call 02/20/26)	$435	$393,675
1.50%, 09/18/30 (Call 06/18/30)	245	192,332
1.68%, 10/30/30 (Call 07/30/30)	30	23,574
1.75%, 01/20/31 (Call 10/20/30)	705	552,572
2.10%, 03/22/28 (Call 01/22/28)	612	535,794
2.36%, 03/15/32 (Call 12/15/31)	875	703,929
2.55%, 03/21/31 (Call 12/21/30)	880	733,005
2.63%, 08/15/26	511	475,833
3.00%, 03/22/27 (Call 01/22/27)	97	90,987
3.15%, 03/22/30 (Call 12/22/29)	423	376,745
3.38%, 02/15/25	410	400,476
3.50%, 11/01/24 (Call 08/01/24)	276	270,430
3.88%, 02/08/29 (Call 11/08/28)	70	66,162
4.02%, 12/03/29 (Call 09/03/29)	644	607,723
4.13%, 03/16/27	648	635,876
4.33%, 09/21/28	590	573,828
7.75%, 12/01/30	10	11,720
Vodafone Group PLC
4.13%, 05/30/25	584	576,875
4.38%, 05/30/28	587	581,024
7.88%, 02/15/30	45	50,967
		25,743,159
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	160	153,800
3.50%, 09/15/27 (Call 06/15/27)	65	60,518
3.55%, 11/19/26 (Call 09/19/26)	135	127,209
3.90%, 11/19/29 (Call 08/19/29)	225	202,941
		544,468
Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	245	236,094
3.25%, 06/15/27 (Call 03/15/27)	166	158,085
3.40%, 09/01/24 (Call 06/01/24)	184	179,785
3.65%, 09/01/25 (Call 06/01/25)	50	48,762
3.75%, 04/01/24 (Call 01/01/24)	200	197,418
7.00%, 12/15/25	55	58,882
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	160	151,237
2.95%, 11/21/24 (Call 08/21/24)	205	197,669
3.85%, 08/05/32 (Call 05/05/32)	145	136,969
6.90%, 07/15/28	55	60,871
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 01/03/23)	320	297,514
1.75%, 12/02/26 (Call 11/02/26)	85	76,061
2.05%, 03/05/30 (Call 12/05/29)	175	144,792
2.45%, 12/02/31 (Call 09/02/31)	265	221,270
2.90%, 02/01/25 (Call 11/01/24)	185	177,243
4.00%, 06/01/28 (Call 03/01/28)	152	147,489
7.13%, 10/15/31	75	83,963
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	210	199,569
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	120	102,719
2.60%, 11/01/26 (Call 08/01/26)	60	55,949
3.25%, 06/01/27 (Call 03/01/27)	150	141,536
3.35%, 11/01/25 (Call 08/01/25)	320	308,547
3.40%, 08/01/24 (Call 05/01/24)(a)	60	58,661
3.80%, 03/01/28 (Call 12/01/27)	260	250,081
4.10%, 11/15/32 (Call 08/15/32)	100	95,091

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.25%, 03/15/29 (Call 12/15/28)	$40	$38,709
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	235	192,286
3.10%, 08/05/29 (Call 05/05/29)	225	199,044
3.25%, 04/01/26 (Call 01/01/26)	200	191,616
3.40%, 02/15/28 (Call 11/15/27)	163	151,766
4.20%, 10/17/28 (Call 07/17/28)	105	100,428
4.25%, 05/15/30 (Call 02/15/30)	60	56,384
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	160	155,686
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	140	121,848
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	101	91,937
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	105	87,691
2.55%, 11/01/29 (Call 08/01/29)	84	72,785
2.90%, 06/15/26 (Call 03/15/26)	114	107,314
3.00%, 03/15/32 (Call 12/15/31)(a)	120	104,278
3.15%, 06/01/27 (Call 03/01/27)	170	159,152
3.65%, 08/01/25 (Call 06/01/25)	179	173,882
3.80%, 08/01/28 (Call 05/01/28)	180	172,357
3.85%, 01/15/24 (Call 10/15/23)	185	182,849
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	55	48,715
2.50%, 09/01/24 (Call 08/01/24)	216	205,775
2.85%, 03/01/27 (Call 02/01/27)	40	36,374
2.90%, 12/01/26 (Call 10/01/26)	167	152,995
3.35%, 09/01/25 (Call 08/01/25)	50	47,576
4.30%, 06/15/27 (Call 05/15/27)	75	71,606
4.63%, 06/01/25 (Call 05/01/25)	80	78,650
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	225	205,781
2.38%, 05/20/31 (Call 02/20/31)	200	169,980
2.40%, 02/05/30 (Call 11/05/29)	190	164,213
2.75%, 03/01/26 (Call 12/01/25)	255	243,199
2.80%, 02/14/32 (Call 12/15/31)	17	14,833
3.00%, 04/15/27 (Call 01/15/27)	95	89,227
3.25%, 01/15/25 (Call 10/15/24)	188	183,298
3.70%, 03/01/29 (Call 12/01/28)	216	206,338
3.75%, 07/15/25 (Call 05/15/25)	40	39,292
3.95%, 09/10/28 (Call 06/10/28)	327	317,291
6.63%, 02/01/29	35	38,540
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	162	155,548
2.40%, 11/15/26 (Call 08/15/26)	211	197,093
2.50%, 09/01/29 (Call 06/01/29)	107	94,040
3.05%, 11/15/27 (Call 08/15/27)	330	315,180
3.40%, 03/15/29 (Call 12/15/28)	84	79,089
3.90%, 04/01/25 (Call 03/01/25)	495	488,634
4.45%, 04/01/30 (Call 01/01/30)	133	132,179
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	135	119,916
1.50%, 09/22/28 (Call 07/22/28)	305	264,075
1.80%, 09/22/31 (Call 06/22/31)	435	359,193
3.95%, 09/09/27 (Call 08/09/27)	120	119,370
		10,784,269
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	5	4,756
3.25%, 09/15/26 (Call 06/15/26)	225	208,762
3.50%, 03/15/28 (Call 12/15/27)	65	59,149

Security	Par (000)	Value

Trucking & Leasing (continued)
3.50%, 06/01/32 (Call 03/01/32)	$15	$12,631
3.85%, 03/30/27 (Call 12/30/26)	115	108,533
4.00%, 06/30/30 (Call 03/30/30)	25	22,452
4.35%, 02/15/24 (Call 01/15/24)	160	158,107
4.55%, 11/07/28 (Call 08/07/28)	145	138,942
4.70%, 04/01/29 (Call 01/01/29)	123	118,100
		831,432
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	65	54,905
3.38%, 01/20/27 (Call 12/20/26)	35	29,854
		84,759
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	150	123,767
2.80%, 05/01/30 (Call 02/01/30)	105	91,486
2.95%, 09/01/27 (Call 06/01/27)	217	201,246
3.40%, 03/01/25 (Call 12/01/24)	205	199,484
3.45%, 06/01/29 (Call 03/01/29)	145	133,197
3.75%, 09/01/28 (Call 06/01/28)	140	134,401
3.85%, 03/01/24 (Call 12/01/23)	30	29,546
4.45%, 06/01/32 (Call 03/01/32)(a)	115	111,039
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	140	113,019
2.70%, 04/15/30 (Call 01/15/30)	41	34,659
3.57%, 05/01/29 (Call 02/01/29)	142	128,335
United Utilities PLC, 6.88%, 08/15/28(a)	30	31,790
		1,331,969
Total Corporate Bonds & Notes — 31.1%
(Cost: $844,932,861)		777,479,684

Foreign Government Obligations(e)

Canada — 0.5%
Canada Government International Bond
0.75%, 05/19/26(a)	335	299,071
1.63%, 01/22/25	1,090	1,032,731
Export Development Canada
2.63%, 02/21/24	190	185,184
3.00%, 05/25/27	500	479,520
Hydro-Quebec
Series HH, 8.50%, 12/01/29	100	123,644
Series IO, 8.05%, 07/07/24	131	137,630
Province of Alberta Canada
1.00%, 05/20/25	1,170	1,078,564
1.30%, 07/22/30	210	170,400
1.88%, 11/13/24	250	237,495
2.95%, 01/23/24	5	4,902
3.30%, 03/15/28	520	497,333
Province of British Columbia Canada
0.90%, 07/20/26(a)	1,295	1,149,882
1.30%, 01/29/31(a)	120	97,082
2.25%, 06/02/26	425	397,103
Series 10, 1.75%, 09/27/24	170	161,713
Province of Manitoba Canada
1.50%, 10/25/28	20	17,155
2.13%, 06/22/26	260	240,042
3.05%, 05/14/24	218	213,112
Series GX, 2.60%, 04/16/24	75	72,945

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of New Brunswick Canada, 3.63%, 02/24/28	$210	$203,921
Province of Ontario Canada
0.63%, 01/21/26	182	162,095
1.05%, 04/14/26(a)	40	35,902
1.05%, 05/21/27	205	178,955
1.13%, 10/07/30	1,190	949,168
1.60%, 02/25/31	125	102,593
1.80%, 10/14/31	65	53,447
2.00%, 10/02/29(a)	35	30,507
2.50%, 04/27/26	500	470,070
3.05%, 01/29/24	443	434,858
3.20%, 05/16/24	633	619,903
Province of Quebec Canada
0.60%, 07/23/25	730	662,950
1.35%, 05/28/30	125	102,450
1.90%, 04/21/31	65	54,789
2.50%, 04/20/26	455	429,429
2.75%, 04/12/27(a)	365	344,735
Series NN, 7.13%, 02/09/24	135	138,565
Series PD, 7.50%, 09/15/29	357	423,634
Series QO, 2.88%, 10/16/24	505	489,749
Series QW, 2.50%, 04/09/24	315	306,032
Series QX, 1.50%, 02/11/25	874	822,181
		13,611,441
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)(a)	325	275,925
2.55%, 01/27/32 (Call 10/27/31)(a)	260	219,196
2.75%, 01/31/27 (Call 12/31/26)	90	83,580
3.13%, 01/21/26	185	176,549
3.24%, 02/06/28 (Call 11/06/27)	530	499,106
		1,254,356
Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	580	567,049

Hungary — 0.0%
Hungary Government International Bond, 5.38%, 03/25/24	629	630,573

Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	295	265,807
3.40%, 09/18/29	345	317,838
3.55%, 03/31/32 (Call 12/31/31)	70	64,024
3.85%, 10/15/30	315	297,278
4.10%, 04/24/28	430	421,009
4.15%, 09/20/27 (Call 06/20/27)	400	392,900
4.45%, 02/11/24	495	494,574
4.65%, 09/20/32 (Call 06/20/32)	500	494,175
4.75%, 02/11/29	345	345,963
		3,093,568
Israel — 0.0%
Israel Government International Bond
2.75%, 07/03/30	365	331,924
2.88%, 03/16/26	375	356,359
State of Israel, 2.50%, 01/15/30	280	250,633
		938,916
Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	50	46,595
1.25%, 02/17/26	705	613,287

Security	Par (000)	Value

Italy (continued)
2.38%, 10/17/24	$435	$409,000
2.88%, 10/17/29	350	292,173
		1,361,055
Japan — 0.2%
Japan Bank for International Cooperation
0.63%, 07/15/25	510	460,754
1.25%, 01/21/31	345	272,291
1.88%, 07/21/26	265	241,415
1.88%, 04/15/31	690	569,664
2.00%, 10/17/29	50	42,944
2.13%, 02/10/25(a)	270	256,262
2.13%, 02/16/29	390	341,972
2.25%, 11/04/26	450	412,659
2.38%, 04/20/26	280	260,968
2.50%, 05/23/24	500	483,855
2.50%, 05/28/25	300	285,381
2.75%, 01/21/26	280	265,317
2.75%, 11/16/27	290	268,526
2.88%, 06/01/27	320	300,582
2.88%, 07/21/27	320	300,061
3.00%, 05/29/24	45	43,802
3.25%, 07/20/28	340	319,974
Japan International Cooperation Agency
1.00%, 07/22/30	200	156,258
2.13%, 10/20/26	265	242,255
3.25%, 05/25/27	225	214,148
3.38%, 06/12/28	200	189,592
		5,928,680
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	570	475,294
3.25%, 04/16/30 (Call 01/16/30)(a)	635	568,033
3.75%, 01/11/28	470	448,183
3.90%, 04/27/25 (Call 03/27/25)(a)	270	267,394
4.13%, 01/21/26	300	293,457
4.15%, 03/28/27	707	695,745
4.50%, 04/22/29	625	609,481
4.75%, 04/27/32 (Call 01/27/32)(a)	300	290,034
8.30%, 08/15/31	122	143,099
		3,790,720
Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	345	300,902
3.75%, 03/16/25 (Call 12/16/24)	310	302,343
3.88%, 03/17/28 (Call 12/17/27)	400	380,896
4.00%, 09/22/24 (Call 06/24/24)	240	236,484
7.13%, 01/29/26	295	314,296
8.88%, 09/30/27	180	210,254
9.38%, 04/01/29	25	29,993
		1,775,168
Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	95	88,381
2.78%, 01/23/31 (Call 10/23/30)	725	614,155
2.84%, 06/20/30	165	142,379
4.13%, 08/25/27(a)	395	385,907
7.35%, 07/21/25	420	444,385
		1,675,207

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines — 0.1%
Philippine Government International Bond
1.95%, 01/06/32	$200	$162,326
2.46%, 05/05/30	290	251,320
3.00%, 02/01/28	510	473,346
3.23%, 03/29/27	20	18,924
3.75%, 01/14/29	450	429,966
4.20%, 01/21/24	390	386,732
5.50%, 03/30/26	402	412,536
7.50%, 09/25/24	20	20,421
7.75%, 01/14/31	70	82,537
9.50%, 02/02/30	313	392,634
10.63%, 03/16/25	490	553,460
		3,184,202
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	512	491,156
4.00%, 01/22/24	515	510,211
		1,001,367
South Korea — 0.2%
Export-Import Bank of Korea
0.63%, 06/29/24	200	186,962
1.25%, 01/18/25	200	184,960
1.25%, 09/21/30	200	154,956
1.38%, 02/09/31	425	327,781
1.63%, 01/18/27	200	176,582
1.88%, 02/12/25	230	215,142
2.13%, 01/18/32	20	16,217
2.38%, 06/25/24	200	192,422
2.63%, 05/26/26	200	187,510
2.88%, 01/21/25	200	191,412
3.25%, 11/10/25	370	351,959
3.25%, 08/12/26	295	281,589
4.25%, 09/15/27	200	195,882
4.50%, 09/15/32	200	198,300
Korea Development Bank (The), 4.25%, 09/08/32	200	192,296
Korea International Bond
1.75%, 10/15/31(a)	80	66,658
2.00%, 06/19/24	25	24,022
2.50%, 06/19/29	200	182,574
2.75%, 01/19/27	250	236,213
3.50%, 09/20/28	275	264,784
5.63%, 11/03/25	150	153,003
		3,981,224
Supranational — 2.0%
African Development Bank
0.88%, 03/23/26	295	264,615
0.88%, 07/22/26	350	310,908
Series GDIF, 3.38%, 07/07/25	10	9,782
Arab Petroleum Investments Corp., 1.48%, 10/06/26(d)	200	178,644
Asian Development Bank
0.38%, 06/11/24	330	309,890
0.38%, 09/03/25	85	76,599
0.50%, 02/04/26	1,025	913,418
0.63%, 10/08/24	245	228,406
0.63%, 04/29/25	980	899,728
0.75%, 10/08/30	70	55,345
1.00%, 04/14/26	335	301,892
1.25%, 06/09/28	225	194,758
1.50%, 10/18/24	605	572,929

Security	Par (000)	Value

Supranational (continued)
1.50%, 01/20/27	$650	$588,549
1.50%, 03/04/31(a)	710	592,417
1.63%, 03/15/24	10	9,635
1.75%, 09/19/29	588	512,601
1.88%, 03/15/29	15	13,301
1.88%, 01/24/30	625	545,494
2.00%, 01/22/25	470	448,065
2.00%, 04/24/26	195	181,654
2.13%, 03/19/25	41	39,116
2.38%, 08/10/27	35	32,615
2.50%, 11/02/27	134	125,135
2.63%, 01/30/24	537	524,950
2.63%, 01/12/27	515	488,385
2.75%, 01/19/28	395	372,627
3.13%, 08/20/27(a)	1,000	963,480
3.13%, 09/26/28	190	181,803
3.13%, 04/27/32	40	37,727
3.88%, 09/28/32	25	25,020
5.82%, 06/16/28	270	293,066
6.22%, 08/15/27	110	118,713
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	690	638,926
0.50%, 05/28/25	265	240,906
0.50%, 01/27/26	375	332,115
2.25%, 05/16/24	450	434,682
3.38%, 06/29/25	205	199,832
Council of Europe Development Bank
0.38%, 06/10/24	45	42,290
0.88%, 09/22/26	105	92,895
1.38%, 02/27/25	100	93,911
2.50%, 02/27/24	15	14,626
3.00%, 06/16/25	135	131,038
European Bank for Reconstruction & Development
0.50%, 05/19/25	380	347,031
0.50%, 11/25/25	30	26,920
0.50%, 01/28/26	40	35,673
1.50%, 02/13/25	195	183,813
European Investment Bank
0.38%, 12/15/25	175	156,334
0.38%, 03/26/26	1,020	902,180
0.63%, 07/25/25	590	537,997
0.63%, 10/21/27	185	158,149
0.75%, 10/26/26	515	453,736
0.75%, 09/23/30	125	99,509
0.88%, 05/17/30	350	283,594
1.25%, 02/14/31(a)	2,390	1,972,395
1.38%, 03/15/27	25	22,508
1.63%, 03/14/25	1,075	1,014,069
1.63%, 10/09/29	50	43,452
1.75%, 03/15/29	440	388,142
1.88%, 02/10/25	772	733,740
2.13%, 04/13/26	610	571,899
2.25%, 06/24/24	100	96,723
2.38%, 05/24/27	539	505,329
2.50%, 10/15/24(a)	110	106,271
2.63%, 03/15/24	495	483,283
3.13%, 12/14/23	620	610,551
3.25%, 01/29/24	660	650,093
Inter-American Development Bank
0.50%, 09/23/24	200	186,284

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
0.63%, 07/15/25	$915	$834,132
0.63%, 09/16/27	165	141,044
0.88%, 04/03/25	845	782,428
0.88%, 04/20/26	760	682,092
1.13%, 07/20/28	1,450	1,242,737
1.13%, 01/13/31	915	741,232
1.50%, 01/13/27	630	570,887
1.75%, 03/14/25	800	756,760
2.00%, 06/02/26	425	395,110
2.00%, 07/23/26(a)	389	360,922
2.13%, 01/15/25	660	630,696
2.25%, 06/18/29	558	504,170
2.38%, 07/07/27	521	486,182
2.63%, 01/16/24	466	456,116
3.00%, 02/21/24	665	652,478
3.13%, 09/18/28(a)	575	549,464
3.50%, 09/14/29	505	492,289
International Bank for Reconstruction & Development
0.38%, 07/28/25	290	262,409
0.50%, 10/28/25	220	198,077
0.63%, 04/22/25	1,495	1,374,324
0.75%, 03/11/25	70	64,741
0.75%, 11/24/27	1,035	886,270
0.75%, 08/26/30	1,235	978,565
0.88%, 05/14/30	1,565	1,262,439
1.13%, 09/13/28	910	778,550
1.25%, 02/10/31	1,123	920,018
1.38%, 04/20/28	880	770,185
1.50%, 08/28/24	190	180,561
1.63%, 01/15/25	958	906,393
1.63%, 11/03/31	900	750,213
1.75%, 10/23/29	1,139	993,162
1.88%, 10/27/26	470	432,400
2.13%, 03/03/25	596	569,323
2.50%, 03/19/24	1,510	1,470,121
2.50%, 11/25/24	1,190	1,146,541
2.50%, 07/29/25	662	633,997
2.50%, 11/22/27	515	481,242
2.50%, 03/29/32(a)	140	125,318
3.13%, 11/20/25	20	19,414
3.13%, 06/15/27	100	96,628
3.63%, 09/21/29	70	68,798
International Finance Corp.
0.38%, 07/16/25	135	122,325
0.75%, 10/08/26	70	61,739
0.75%, 08/27/30	685	542,849
1.38%, 10/16/24	155	146,486
2.13%, 04/07/26	219	205,026
Nordic Investment Bank, 2.25%, 05/21/24.	210	203,034
		50,132,050
Sweden — 0.1%
Svensk Exportkredit AB
0.38%, 07/30/24	50	46,638
0.50%, 08/26/25	95	85,548
0.63%, 05/14/25	425	388,063
1.75%, 12/12/23	500	484,375
2.25%, 03/22/27	300	278,007
		1,282,631

Security	Par (000)	Value

Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	$380	$384,818
4.38%, 01/23/31 (Call 10/23/30)(a)	508	508,000
4.50%, 08/14/24(a)	207	206,578
		1,099,396
Total Foreign Government Obligations — 3.8%
(Cost: $103,373,732)		95,307,603

Municipal Debt Obligations

California — 0.1%
California Earthquake Authority, 5.60%, 07/01/27	200	200,949
Los Angeles Community College District/CA GO, 1.81%, 08/01/30	200	161,091
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 05/15/32 (Call 02/15/32)	40	37,525
State of California GO
1.70%, 02/01/28	100	84,900
2.50%, 10/01/29	250	215,549
3.38%, 04/01/25	200	194,188
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	239,146
Series BD, 3.35%, 07/01/29	190	171,627
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	216,557
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	168,329
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	200,785
		1,890,646
Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	340	305,941
2.15%, 07/01/30	200	162,392
		468,333
Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23	98	98,000

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 3.62%, 02/01/29	105	101,759

Massachusetts — 0.1%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	250	250,377
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	325	308,714
		559,091
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	300	323,996
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	100	101,324
		425,320
Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	200	203,441
Series B, 5.68%, 06/30/28 (NPFGC)	255	260,799
		464,240
Texas — 0.0%
Texas Transportation Commission State Highway Fund RB, First Class, 5.18%, 04/01/30	110	112,911

Total Municipal Debt Obligations — 0.2%
(Cost: $4,568,744)		4,120,300

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 2.0%
Federal Farm Credit Banks Funding Corp.
0.13%, 05/10/23	$25	$24,494
0.25%, 02/26/24	115	109,051
1.32%, 09/09/30 (Call 12/07/22)	700	556,178
Federal Home Loan Banks
0.13%, 06/02/23	25	24,425
0.38%, 09/04/25	75	67,691
0.50%, 04/14/25	705	645,639
1.00%, 03/23/26 (Call 12/23/22)	127	113,312
1.50%, 08/15/24	115	109,388
2.13%, 06/09/23	5,000	4,930,500
2.38%, 09/08/23	25	24,552
2.50%, 02/13/24	220	214,687
2.75%, 12/13/24	300	289,947
3.00%, 12/09/22	2,095	2,094,225
3.00%, 03/10/28	75	71,276
3.13%, 06/13/25	3,730	3,620,450
3.25%, 06/09/28	337	324,999
3.25%, 11/16/28	2,470	2,387,774
Federal Home Loan Mortgage Corp.
0.13%, 10/16/23	75	72,004
0.25%, 06/26/23	3,050	2,973,719
0.25%, 08/24/23	348	336,746
0.25%, 09/08/23	75	72,416
0.25%, 11/06/23	75	71,939
0.25%, 12/04/23	1,774	1,695,518
0.38%, 04/20/23	74	72,800
0.38%, 07/21/25	875	792,846
0.38%, 09/23/25	675	607,372
0.41%, 10/28/24 (Call 01/28/23)	150	138,369
1.50%, 02/12/25(a)	4,538	4,267,807
2.75%, 06/19/23	2,050	2,027,183
6.75%, 09/15/29	50	58,096
6.75%, 03/15/31	1,075	1,275,530
Federal National Mortgage Association
0.25%, 07/10/23	4,099	3,989,803
0.38%, 08/25/25	21	18,968
0.50%, 06/17/25	2,287	2,084,486
0.63%, 04/22/25	270	247,239
0.75%, 10/08/27(a)	1,807	1,562,151
0.88%, 12/18/26 (Call 12/18/22)	60	52,442
0.88%, 08/05/30	2,550	2,030,029
1.63%, 10/15/24	25	23,733
1.63%, 01/07/25	750	708,098
1.75%, 07/02/24	405	388,018
1.88%, 09/24/26	2,591	2,393,462
2.13%, 04/24/26	25	23,459
2.38%, 01/19/23	694	691,960
2.50%, 02/05/24	25	24,403
2.63%, 09/06/24	910	882,472
2.88%, 09/12/23	350	344,768
6.03%, 10/08/27	320	348,326
6.25%, 05/15/29	1,110	1,251,625
6.63%, 11/15/30	1,075	1,265,071
7.13%, 01/15/30	25	29,754
7.25%, 05/15/30	50	60,344
		48,491,544

Security	Par (000)	Value

U.S. Government Obligations — 61.9%
U.S. Treasury Note/Bond
0.13%, 12/15/23	$8,350	$7,961,856
0.13%, 01/15/24	8,300	7,889,863
0.13%, 02/15/24	6,000	5,680,547
0.25%, 03/15/24	11,900	11,249,219
0.25%, 05/15/24	9,000	8,449,102
0.25%, 06/15/24	14,000	13,102,031
0.25%, 05/31/25	6,800	6,169,406
0.25%, 06/30/25	4,000	3,626,563
0.25%, 07/31/25	8,600	7,766,203
0.25%, 08/31/25	15,050	13,542,648
0.25%, 09/30/25	10,250	9,221,797
0.25%, 10/31/25	9,950	8,918,465
0.38%, 04/15/24	20,100	18,969,375
0.38%, 07/15/24	6,400	5,988,750
0.38%, 08/15/24	8,050	7,508,826
0.38%, 04/30/25	4,000	3,651,250
0.38%, 11/30/25	15,000	13,444,922
0.38%, 12/31/25	14,030	12,562,331
0.38%, 01/31/26	20,200	18,015,875
0.50%, 03/31/25	2,500	2,296,680
0.50%, 02/28/26	17,700	15,802,781
0.50%, 04/30/27	2,000	1,729,531
0.50%, 05/31/27	7,900	6,806,961
0.50%, 10/31/27	10,100	8,598,414
0.63%, 10/15/24	3,000	2,798,203
0.63%, 07/31/26	19,200	17,014,500
0.63%, 03/31/27	3,850	3,351,605
0.63%, 12/31/27	9,200	7,846,594
0.75%, 11/15/24	11,000	10,256,211
0.75%, 03/31/26	8,700	7,825,242
0.75%, 04/30/26	9,400	8,424,750
0.75%, 05/31/26	5,640	5,042,953
0.75%, 08/31/26	19,000	16,877,344
0.75%, 01/31/28	12,000	10,278,750
0.88%, 06/30/26	14,600	13,088,672
0.88%, 09/30/26	9,000	8,017,031
1.00%, 12/15/24	8,200	7,668,281
1.00%, 07/31/28	13,000	11,147,500
1.13%, 01/15/25	16,800	15,717,188
1.13%, 02/28/25	4,000	3,732,500
1.13%, 10/31/26	16,000	14,370,000
1.13%, 02/28/27	2,800	2,499,000
1.13%, 02/29/28	14,000	12,219,375
1.13%, 08/31/28	28,300	24,408,750
1.13%, 02/15/31	20,500	16,989,375
1.25%, 11/30/26	11,100	10,004,742
1.25%, 12/31/26	8,000	7,195,625
1.25%, 03/31/28	16,500	14,468,438
1.25%, 04/30/28	10,000	8,753,125
1.25%, 05/31/28	19,000	16,595,312
1.25%, 06/30/28	10,500	9,153,047
1.25%, 09/30/28	41,500	35,985,039
1.25%, 08/15/31	28,500	23,476,875
1.38%, 01/31/25	5,000	4,700,781
1.38%, 10/31/28	11,190	9,757,156
1.38%, 12/31/28	8,500	7,403,633
1.38%, 11/15/31	34,100	28,223,078
1.50%, 02/29/24	6,800	6,541,813
1.50%, 09/30/24	3,220	3,054,598

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 10/31/24	$5,000	$4,738,281
1.50%, 11/30/24	7,000	6,618,281
1.50%, 02/15/25	9,500	8,939,648
1.50%, 08/15/26	12,000	10,978,125
1.50%, 01/31/27	9,000	8,168,203
1.50%, 11/30/28	16,500	14,472,305
1.50%, 02/15/30	3,200	2,764,500
1.63%, 02/15/26	11,700	10,848,094
1.63%, 05/15/26	12,000	11,076,563
1.63%, 09/30/26	4,000	3,672,188
1.63%, 11/30/26	6,000	5,489,531
1.63%, 05/15/31	23,000	19,675,781
1.75%, 06/30/24	5,560	5,325,655
1.75%, 07/31/24	2,000	1,911,172
1.75%, 12/31/24	4,850	4,604,469
1.75%, 03/15/25	10,000	9,457,031
1.75%, 01/31/29	10,750	9,549,023
1.88%, 08/31/24	4,500	4,301,191
1.88%, 06/30/26	3,000	2,790,938
1.88%, 02/28/27	10,000	9,211,719
1.88%, 02/28/29	8,000	7,161,875
1.88%, 02/15/32	24,710	21,293,070
2.00%, 04/30/24	10,550	10,171,271
2.00%, 05/31/24	6,000	5,773,594
2.00%, 06/30/24	12,000	11,534,531
2.00%, 02/15/25	10,000	9,515,625
2.00%, 08/15/25	18,700	17,672,961
2.00%, 11/15/26	12,400	11,516,500
2.13%, 02/29/24	4,800	4,652,063
2.13%, 03/31/24	19,200	18,578,250
2.13%, 07/31/24	7,750	7,450,898
2.13%, 09/30/24	3,000	2,880,000
2.13%, 11/30/24	3,000	2,873,320
2.13%, 05/15/25	14,800	14,081,969
2.25%, 12/31/23	8,000	7,789,375
2.25%, 03/31/24	15,300	14,827,254
2.25%, 04/30/24	13,500	13,059,141
2.25%, 10/31/24	7,000	6,728,477
2.25%, 11/15/24	11,000	10,562,148
2.25%, 11/15/25	10,000	9,492,969
2.25%, 02/15/27	8,900	8,326,367
2.25%, 08/15/27	8,000	7,450,000
2.25%, 11/15/27	16,980	15,760,889
2.38%, 02/29/24	3,000	2,918,203
2.38%, 08/15/24	11,200	10,805,813
2.38%, 05/15/27	11,000	10,319,375
2.38%, 03/31/29	11,000	10,125,156
2.38%, 05/15/29	9,000	8,283,516
2.50%, 01/31/24	4,000	3,900,156
2.50%, 04/30/24	7,820	7,593,953
2.50%, 05/15/24	21,025	20,400,820
2.50%, 05/31/24	15,000	14,545,806
2.50%, 03/31/27	7,000	6,612,266
2.63%, 03/31/25	5,000	4,826,953
2.63%, 05/31/27	8,041	7,634,019
2.63%, 02/15/29	12,922	12,085,099
2.63%, 07/31/29	9,500	8,867,656
2.75%, 02/15/24	7,940	7,759,179
2.75%, 05/15/25	8,972	8,668,083
2.75%, 06/30/25	15,000	14,497,266

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 08/31/25	$6,250	$6,026,367
2.75%, 04/30/27	9,000	8,588,672
2.75%, 07/31/27	11,000	10,483,516
2.75%, 02/15/28	9,990	9,472,549
2.75%, 05/31/29	16,000	15,051,250
2.75%, 08/15/32	20,800	19,275,750
2.88%, 04/30/25	12,350	11,965,992
2.88%, 05/31/25	5,900	5,714,703
2.88%, 06/15/25	9,500	9,206,836
2.88%, 07/31/25	2,000	1,936,719
2.88%, 11/30/25	5,500	5,315,664
2.88%, 05/15/28	6,000	5,715,469
2.88%, 08/15/28	25,150	23,923,937
2.88%, 04/30/29	9,000	8,532,422
2.88%, 05/15/32	22,120	20,744,412
3.00%, 06/30/24	22,000	21,477,500
3.00%, 07/31/24	17,500	17,083,008
3.00%, 07/15/25	8,400	8,158,500
3.00%, 09/30/25	2,200	2,135,547
3.00%, 10/31/25	2,000	1,940,156
3.13%, 08/15/25	6,000	5,844,844
3.13%, 08/31/29	15,000	14,437,500
3.25%, 08/31/24	10,000	9,799,219
3.25%, 06/30/29	9,200	8,915,375
3.50%, 09/15/25	8,500	8,364,531
3.88%, 11/30/27	5,000	5,020,313
3.88%, 09/30/29	12,500	12,593,750
3.88%, 11/30/29	4,000	4,035,625
4.00%, 10/31/29	11,700	11,884,641
4.13%, 10/31/27	8,800	8,915,500
4.13%, 11/15/32	6,000	6,237,188
4.25%, 09/30/24	8,200	8,175,656
4.25%, 10/15/25	17,000	17,066,406
4.38%, 10/31/24	11,700	11,699,543
4.50%, 11/15/25	5,000	5,057,031
5.25%, 11/15/28	950	1,018,133
5.25%, 02/15/29	150	161,203
5.38%, 02/15/31	500	557,344
5.50%, 08/15/28	8,500	9,193,281
6.00%, 02/15/26	500	527,852
6.50%, 11/15/26	4,000	4,358,125
6.88%, 08/15/25	1,000	1,065,781
7.50%, 11/15/24	550	581,732
		1,545,688,588
Total U.S. Government & Agency Obligations — 63.9%
(Cost: $1,708,828,746)		1,594,180,132

Total Long-Term Investments — 99.0%
(Cost: $2,661,704,083)		2,471,087,719

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)(h)	30,916	$30,915,612

Total Short-Term Securities — 1.3%
(Cost: $30,915,612)		30,915,612

Total Investments — 100.3%
(Cost: $2,692,619,695)		2,502,003,331

Liabilities in Excess of Other Assets — (0.3)%		(6,350,952)

Net Assets — 100.0%		$2,495,652,379

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity. (f) Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares.	$54,997,080	$—	$(24,081,468	)(a)	$—	$—	$30,915,612	30,916	$185,121	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$777,479,684	$—	$777,479,684
Foreign Government Obligations	—	95,307,603	—	95,307,603
Municipal Debt Obligations	—	4,120,300	—	4,120,300
U.S. Government & Agency Obligations	—	1,594,180,132	—	1,594,180,132
Money Market Funds	30,915,612	—	—	30,915,612
	$30,915,612	$2,471,087,719	$—	$2,502,003,331

Portfolio Abbreviation

BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate